GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 97.3%
Australia – 0.3%
36,153 Anglogold Ashanti PLC
(Materials) $ 3,050,847
Brazil – 3.0%
318,028 Ambev SA (Consumer Staples) 827,330
121,546 Axia Energia (Utilities) 1,430,836
391,476 B3 SA – Brasil Bolsa Balcao
(Financials) 1,104,122
319,470 Banco Bradesco SA (Financials) 1,005,668
63,286 Banco BTG Pactual SA
(Financials) 638,166
230,653 Banco do Brasil SA (Financials) 972,565
407,045 BB Seguridade Participacoes
SA (Financials) 2,596,976
565,569 Caixa Seguridade Participacoes
SA (Financials) 1,704,159
49,912 Cia de Saneamento Basico do
Estado de Sao Paulo (Utilities) 1,317,392
136,585 CPFL Energia SA (Utilities) 1,244,122
71,272 Embraer SA (Industrials) 1,115,526
133,549 Engie Brasil Energia SA
(Utilities) 772,319
54,522 Equatorial Energia SA
(Utilities) 407,446
226,257 Klabin SA (Materials) 749,927
71,532 Localiza Rent a Car SA
(Industrials) 607,256
175,834 Motiva Infraestrutura de
Mobilidade SA (Industrials) 531,135
238,892 NU Holdings Ltd., Class A
(Financials)* 4,154,332
233,889 Petroleo Brasileiro SA -
Petrobras (Energy) 1,463,776
70,918 Porto Seguro SA (Financials) 619,962
209,638 Raia Drogasil SA (Consumer
Staples) 935,744
54,988 Rede D’Or Sao Luiz SA (Health
Care)
(a)
487,700
98,364 Suzano SA (Materials) 879,039
182,509 Telefonica Brasil SA
(Communication Services) 1,205,068
186,804 TIM SA (Communication
Services) 876,824
180,430 TOTVS SA (Information
Technology) 1,455,070
279,048 Vale SA (Materials) 3,515,257
150,157 Vibra Energia SA (Consumer
Discretionary) 700,594
110,580 WEG SA (Industrials) 908,738
22,661 XP, Inc., Class A (Financials) 446,648
34,673,697
Chile – 1.1%
11,574,226 Banco de Chile (Financials) 2,189,894
26,244 Banco de Credito e Inversiones
SA (Financials) 1,501,594
23,718,244 Banco Santander Chile
(Financials) 1,770,780
544,175 Cencosud SA (Consumer
Staples) 1,707,705
Shares Description Value
a
Common Stocks – (continued)
Chile – (continued)
672,429 Empresas CMPC SA
(Materials) $ 941,078
86,371 Empresas Copec SA (Consumer
Discretionary) 614,209
5,091,035 Enel Americas SA (Utilities) 493,215
14,188,294 Enel Chile SA (Utilities) 1,099,761
285,473 Falabella SA (Consumer
Discretionary) 1,850,785
42,462,016 Latam Airlines Group SA
(Industrials) 1,024,877
13,193,898
China – 29.9%
238,309 37 Interactive Entertainment
Network Technology Group Co.
Ltd., Class A (Communication
Services) 693,795
247,648 3SBio, Inc. (Health Care)*
(a)
994,333
111,966 AAC Technologies Holdings,
Inc. (Information Technology) 527,789
793,880 Agricultural Bank of China
Ltd., Class A (Financials) 902,934
2,642,325 Agricultural Bank of China
Ltd., Class H (Financials) 1,978,621
31,057 Akeso, Inc. (Health Care)*
(a)
490,252
1,814,515 Alibaba Group Holding Ltd.
(Consumer Discretionary) 35,308,650
263,858 Aluminum Corp. of China Ltd.,
Class A (Materials) 392,300
854,510 Aluminum Corp. of China Ltd.,
Class H (Materials) 1,151,332
123,300 Anhui Conch Cement Co. Ltd.,
Class A (Materials) 398,561
155,328 Anhui Conch Cement Co. Ltd.,
Class H (Materials) 467,245
71,896 Anker Innovations Technology
Co. Ltd., Class A (Information
Technology) 1,124,165
169,235 ANTA Sports Products Ltd.
(Consumer Discretionary) 1,844,378
13,987 APT Medical, Inc., Class A
(Health Care) 463,222
44,024 Autohome, Inc. ADR
(Communication Services) 1,046,010
116,902 Baidu, Inc., Class A
(Communication Services)* 1,708,725
333,178 Bank of Beijing Co. Ltd., Class
A (Financials) 267,713
373,503 Bank of Changsha Co. Ltd.,
Class A (Financials) 509,350
476,099 Bank of China Ltd., Class A
(Financials) 408,819
8,138,226 Bank of China Ltd., Class H
(Financials) 4,891,967
1,715,499 Bank of Communications Co.
Ltd., Class H (Financials) 1,573,246
244,667 Bank of Hangzhou Co. Ltd.,
Class A (Financials) 539,593
399,528 Bank of Jiangsu Co. Ltd., Class
A (Financials) 605,881

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
201,352 Bank of Nanjing Co. Ltd., Class
A (Financials) $ 329,560
356,595 Bank of Shanghai Co. Ltd.,
Class A (Financials) 498,399
423,200 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 434,039
25,000 Beijing Compass Technology
Development Co. Ltd., Class A
(Financials)* 433,657
324,147 Beijing Enterprises Holdings
Ltd. (Utilities) 1,417,227
22,940 Beijing Roborock Technology
Co. Ltd., Class A (Consumer
Discretionary) 493,851
510,780 Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
(Industrials) 367,787
10,052 Bestechnic Shanghai Co.
Ltd., Class A (Information
Technology) 324,883
21,198 Bilibili, Inc., Class Z
(Communication Services)* 561,969
157,930 BOC Aviation Ltd.
(Industrials)
(a)
1,437,184
1,504,012 BOE Technology Group Co.
Ltd., Class A (Information
Technology) 821,266
3,042,533 Bosideng International Holdings
Ltd. (Consumer Discretionary) 1,938,317
168,958 BYD Co. Ltd., Class H
(Consumer Discretionary) 2,115,881
143,289 BYD Electronic International
Co. Ltd. (Information
Technology) 610,289
238,809 C&D International Investment
Group Ltd. (Real Estate) 507,641
652,400 Caitong Securities Co. Ltd.,
Class A (Financials) 753,094
4,270 Cambricon Technologies Corp.
Ltd., Class A (Information
Technology)* 803,991
25,220 Changchun High-Tech Industry
Group Co. Ltd., Class A (Health
Care) 354,131
393,100 Changjiang Securities Co. Ltd.,
Class A (Financials) 441,539
2,028,946 China CITIC Bank Corp. Ltd.,
Class H (Financials) 1,868,519
4,102,990 China CITIC Financial Asset
Management Co., Ltd., Class H
(Financials)*
(a)(b)
542,807
1,794,569 China Communications
Services Corp. Ltd., Class H
(Industrials) 1,122,528
210,813 China Construction Bank Corp.,
Class A (Financials) 288,084
10,873,854 China Construction Bank Corp.,
Class H (Financials) 11,410,731
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
575,349 China Everbright Bank Co. Ltd.,
Class A (Financials) $ 293,822
574,881 China Feihe Ltd. (Consumer
Staples)
(a)
305,693
381,944 China Galaxy Securities Co.
Ltd., Class H (Financials) 499,408
1,066,622 China Gas Holdings Ltd.
(Utilities) 1,178,194
30,222 China Gold International
Resources Corp. Ltd.
(Materials) 576,833
484,490 China Hongqiao Group Ltd.
(Materials) 1,920,387
149,218 China International Capital
Corp. Ltd., Class H
(Financials)
(a)
363,385
702,355 China Life Insurance Co. Ltd.,
Class H (Financials) 2,423,096
601,113 China Mengniu Dairy Co. Ltd.
(Consumer Staples) 1,158,897
73,503 China Merchants Bank Co. Ltd.,
Class A (Financials) 446,594
351,225 China Merchants Bank Co. Ltd.,
Class H (Financials) 2,359,364
667,561 China Merchants Port Holdings
Co. Ltd. (Industrials) 1,343,593
230,400 China Merchants Securities Co.
Ltd., Class A (Financials) 530,944
331,100 China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A (Real Estate) 433,726
877,458 China Minsheng Banking Corp.
Ltd., Class A (Financials) 507,685
2,500,956 China Minsheng Banking Corp.
Ltd., Class H (Financials) 1,397,344
1,104,346 China National Building
Material Co. Ltd., Class H
(Materials) 741,848
856,521 China National Chemical
Engineering Co. Ltd., Class A
(Industrials) 902,692
375,100 China National Nuclear Power
Co. Ltd., Class A (Utilities) 457,934
286,064 China Nonferrous Mining Corp.
Ltd. (Materials) 549,303
68,600 China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A (Materials) 436,699
633,471 China Overseas Land &
Investment Ltd. (Real Estate) 1,081,333
209,876 China Pacific Insurance Group
Co. Ltd., Class H (Financials) 832,430
2,081,676 China Petroleum & Chemical
Corp., Class H (Energy) 1,179,124
2,637,088 China Power International
Development Ltd. (Utilities) 1,161,787
594,700 China Railway Group Ltd.,
Class A (Industrials) 456,818

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
307,007 China Resources Land Ltd.
(Real Estate) $ 1,189,289
46,566 China Resources Mixc Lifestyle
Services Ltd. (Real Estate)
(a)
265,080
363,044 China Resources Power
Holdings Co. Ltd. (Utilities) 866,389
99,822 China Shenhua Energy Co. Ltd.,
Class H (Energy) 510,547
629,200 China State Construction
Engineering Corp. Ltd., Class A
(Industrials) 462,847
418,911 China Taiping Insurance
Holdings Co. Ltd. (Financials) 934,608
1,147,486 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 678,530
453,516 China Tower Corp. Ltd., Class
H (Communication Services)
(a)
717,065
143,744 China Yangtze Power Co. Ltd.,
Class A (Utilities) 568,961
1,656,366 China Zheshang Bank Co. Ltd.,
Class A (Financials) 719,349
272,300 Chongqing Changan
Automobile Co. Ltd., Class A
(Consumer Discretionary) 459,936
514,550 Chongqing Rural Commercial
Bank Co. Ltd., Class H
(Financials) 415,045
603,167 Chow Tai Fook Jewellery Group
Ltd. (Consumer Discretionary)
(b)
1,057,495
771,579 CITIC Ltd. (Industrials) 1,206,088
255,700 Citic Pacific Special Steel
Group Co. Ltd., Class A
(Materials) 548,010
295,463 CMOC Group Ltd., Class A
(Materials) 678,370
282,020 CMOC Group Ltd., Class H
(Materials) 585,368
256,360 COSCO SHIPPING Holdings
Co. Ltd., Class A (Industrials) 529,841
333,289 COSCO SHIPPING Holdings
Co. Ltd., Class H (Industrials) 567,211
1,909,668 CSPC Pharmaceutical Group
Ltd. (Health Care) 1,940,181
408,325 Daqin Railway Co. Ltd., Class
A (Industrials) 316,542
7,800 Eastroc Beverage Group Co.
Ltd., Class A (Consumer
Staples) 290,927
61,821 Ecovacs Robotics Co.
Ltd., Class A (Consumer
Discretionary) 687,216
39,265 Eoptolink Technology, Inc.
Ltd., Class A (Information
Technology) 1,931,881
1,898,960 Far East Horizon Ltd.
(Financials) 1,941,497
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
430,300 Focus Media Information
Technology Co. Ltd., Class A
(Communication Services) $ 447,408
1,677,233 Fosun International Ltd.
(Industrials) 1,046,978
424,800 Founder Securities Co. Ltd.,
Class A (Financials) 465,727
55,600 Foxconn Industrial Internet
Co. Ltd., Class A (Information
Technology) 477,586
503,325 GD Power Development Co.
Ltd., Class A (Utilities) 400,869
713,051 Geely Automobile Holdings
Ltd. (Consumer Discretionary) 1,551,465
455,200 GEM Co. Ltd., Class A
(Industrials) 486,177
120,359 Giant Biogene Holding Co. Ltd.
(Consumer Staples)
(a)
559,313
108,300 Giant Network Group Co.
Ltd., Class A (Communication
Services) 630,286
16,200 GigaDevice Semiconductor,
Inc., Class A (Information
Technology) 465,218
49,525 Goneo Group Co. Ltd., Class A
(Industrials) 300,207
240,072 Great Wall Motor Co.
Ltd., Class H (Consumer
Discretionary) 461,606
156,400 Guangdong HEC Technology
Holding Co. Ltd., Class A
(Materials)* 468,606
894,114 Guangdong Investment Ltd.
(Utilities) 859,018
358,044 Guangzhou Automobile Group
Co. Ltd., Class A (Consumer
Discretionary) 468,515
130,013 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A (Health Care) 474,517
496,212 Guoyuan Securities Co. Ltd.,
Class A (Financials) 576,309
1,027,251 Haidilao International Holding
Ltd. (Consumer Discretionary)
(a)
1,814,208
203,137 Haier Smart Home Co.
Ltd., Class H (Consumer
Discretionary) 693,509
102,400 Haisco Pharmaceutical Group
Co. Ltd., Class A (Health Care) 866,546
160,722 Haitian International Holdings
Ltd. (Industrials) 450,441
246,676 Hangzhou First Applied
Material Co. Ltd., Class A
(Information Technology) 492,378
278,411 Hansoh Pharmaceutical Group
Co. Ltd. (Health Care)
(a)
1,438,257
112,671 Henan Shenhuo Coal Industry
& Electricity Power Co. Ltd.,
Class A (Materials) 390,821

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
519,901 Hengan International Group Co.
Ltd. (Consumer Staples) $ 1,873,770
30,815 Hithink RoyalFlush Information
Network Co. Ltd., Class A
(Financials) 1,400,177
64,443 Hua Hong Semiconductor
Ltd., Class H (Information
Technology)*
(a)
616,652
45,900 Huagong Tech Co. Ltd., Class A
(Information Technology) 472,899
126,762 Huaibei Mining Holdings Co.
Ltd., Class A (Materials) 220,566
628,207 Huaneng Power International,
Inc., Class H (Utilities) 501,074
103,778 Huatai Securities Co. Ltd.,
Class H (Financials)
(a)
243,929
365,038 Huaxia Bank Co. Ltd., Class A
(Financials) 357,863
302,841 Huayu Automotive Systems
Co. Ltd., Class A (Consumer
Discretionary) 831,973
77,799 Hundsun Technologies,
Inc., Class A (Information
Technology) 322,688
337,269 Industrial & Commercial
Bank of China Ltd., Class A
(Financials) 386,939
6,592,534 Industrial & Commercial
Bank of China Ltd., Class H
(Financials) 5,453,134
155,912 Industrial Bank Co. Ltd., Class
A (Financials) 465,600
787,508 Industrial Securities Co. Ltd.,
Class A (Financials) 754,204
91,223 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) 335,910
110,700 Inner Mongolia Xingye
Silver&Tin Mining Co. Ltd.,
Class A (Materials) 540,584
142,814 Innovent Biologics, Inc. (Health
Care)*
(a)
1,726,109
265,100 JA Solar Technology Co.
Ltd., Class A (Information
Technology)* 452,650
88,032 JD Health International, Inc.
(Consumer Staples)*
(a)
690,859
375,661 JD Logistics, Inc.
(Industrials)*
(a)
587,212
216,707 JD.com, Inc., Class A
(Consumer Discretionary) 3,242,700
534,551 Jiangsu Expressway Co. Ltd.,
Class H (Industrials) 687,276
137,000 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
A (Health Care) 1,203,143
47,800 Jiangsu Yanghe Distillery
Co. Ltd., Class A (Consumer
Staples) 447,642
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
86,100 Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A (Health Care) $ 434,827
148,341 Jiangxi Copper Co. Ltd., Class
A (Materials) 785,464
138,482 Jiangxi Copper Co. Ltd., Class
H (Materials) 545,703
117,200 Jinduicheng Molybdenum Co.
Ltd., Class A (Materials) 230,787
32,211 Kanzhun Ltd. ADR (Industrials) 711,863
255,561 Kingdee International Software
Group Co. Ltd. (Information
Technology)* 463,487
117,016 Kingsoft Corp. Ltd.
(Communication Services) 430,453
365,287 Kuaishou Technology
(Communication Services)
(a)
3,181,060
1,298,955 Kunlun Energy Co. Ltd.
(Utilities) 1,239,626
5,513 Kweichow Moutai Co. Ltd.,
Class A (Consumer Staples) 1,131,230
15,142 Laopu Gold Co. Ltd., Class H
(Consumer Discretionary) 1,307,927
230,564 LB Group Co. Ltd., Class A
(Materials) 598,838
825,473 Lenovo Group Ltd. (Information
Technology) 1,026,328
49,315 Li Auto, Inc., Class A
(Consumer Discretionary)* 455,741
778,025 Li Ning Co. Ltd. (Consumer
Discretionary) 1,734,807
488,392 Longfor Group Holdings Ltd.
(Real Estate)
(a)(b)
609,737
940,304 Meitu, Inc. (Communication
Services)*
(a)
1,038,663
509,230 Meituan, Class B (Consumer
Discretionary)*
(a)
6,704,181
1,003,200 Metallurgical Corp. of China
Ltd., Class A (Industrials) 451,294
100,289 MINISO Group Holding Ltd.
(Consumer Discretionary) 500,569
1,121,214 MMG Ltd. (Materials)* 995,118
27,301 Montage Technology Co.
Ltd., Class A (Information
Technology) 457,659
11,648 NetEase Cloud Music, Inc.
(Communication Services)*
(a)
289,046
170,697 NetEase, Inc. (Communication
Services) 4,691,887
107,400 New China Life Insurance Co.
Ltd., Class A (Financials) 997,738
263,412 New China Life Insurance Co.
Ltd., Class H (Financials) 1,569,185
281,062 New Hope Liuhe Co. Ltd.,
Class A (Consumer Staples) 374,142
150,271 New Oriental Education
& Technology Group, Inc.
(Consumer Discretionary) 777,836

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
247,246 Nongfu Spring Co. Ltd., Class
H (Consumer Staples)
(a)
$ 1,550,369
68,727 PDD Holdings, Inc. ADR
(Consumer Discretionary)* 7,977,830
195,058 People’s Insurance Co. Group
of China Ltd. (The), Class A
(Financials) 238,961
1,869,165 People's Insurance Co. Group
of China Ltd. (The), Class H
(Financials) 1,692,562
349,004 PetroChina Co. Ltd., Class A
(Energy) 481,371
2,591,087 PetroChina Co. Ltd., Class H
(Energy) 2,888,748
745,878 PICC Property & Casualty Co.
Ltd., Class H (Financials) 1,691,868
326,749 Ping An Bank Co. Ltd., Class A
(Financials) 536,651
82,634 Ping An Insurance Group Co. of
China Ltd., Class A (Financials) 689,576
528,913 Ping An Insurance Group Co. of
China Ltd., Class H (Financials) 3,851,902
582,500 Poly Developments and
Holdings Group Co. Ltd., Class
A (Real Estate) 557,042
150,990 Pop Mart International Group
Ltd. (Consumer Discretionary)
(a)
4,359,658
379,013 Postal Savings Bank of China
Co. Ltd., Class A (Financials) 304,542
875,029 Postal Savings Bank of China
Co. Ltd., Class H (Financials)
(a)
618,149
61,910 Qfin Holdings, Inc. ADR
(Financials) 1,209,102
45,992 Remegen Co. Ltd., Class H
(Health Care)*
(a)
549,085
15,700 Rockchip Electronics Co.
Ltd., Class A (Information
Technology) 406,351
268,362 SAIC Motor Corp. Ltd., Class A
(Consumer Discretionary) 568,313
434,800 SDIC Capital Co. Ltd., Class A
(Financials) 450,242
15,823 Seres Group Co. Ltd., Class A
(Consumer Discretionary) 282,461
111,948 Shandong Gold Mining Co.
Ltd., Class H (Materials)
(a)
497,221
34,200 Shandong Himile Mechanical
Science & Technology Co. Ltd.,
Class A (Industrials) 333,100
953,918 Shandong Nanshan Aluminum
Co. Ltd., Class A (Materials) 635,590
47,749 Shanghai Allist Pharmaceuticals
Co. Ltd., Class A (Health Care) 663,924
418,525 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 518,053
132,000 Shanghai Electric Power Co.
Ltd., Class A (Utilities) 430,604
152,900 Shanghai International Airport
Co. Ltd., Class A (Industrials) 684,800
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
159,300 Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
(Health Care) $ 401,351
364,007 Shanghai Pudong Development
Bank Co. Ltd., Class A
(Financials) 591,149
448,800 Shanghai RAAS Blood Products
Co. Ltd., Class A (Health Care) 420,932
254,000 Shanxi Coking Coal Energy
Group Co. Ltd., Class A
(Energy) 241,821
8,668 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
(Consumer Staples) 238,252
70,100 Shengyi Technology Co.
Ltd., Class A (Information
Technology) 571,990
16,400 Shennan Circuits Co. Ltd., Class
A (Information Technology) 453,677
620,400 Shenwan Hongyuan Group Co.
Ltd., Class A (Financials) 451,985
44,300 Shenzhen Envicool Technology
Co. Ltd., Class A (Industrials) 450,022
55,700 Shenzhen Kinwong Electronic
Co. Ltd., Class A (Information
Technology) 515,558
12,100 Shenzhen Longsys Electronics
Co. Ltd., Class A (Information
Technology)* 426,541
16,719 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care) 482,511
7,868 Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd.,
Class H (Health Care)*
(b)
461,230
2,931,589 Sino Biopharmaceutical Ltd.
(Health Care) 2,654,606
521,465 Sinolink Securities Co. Ltd.,
Class A (Financials) 674,981
100,700 Sinoma Science & Technology
Co. Ltd., Class A (Materials) 462,975
553,601 Sinopharm Group Co. Ltd.,
Class H (Health Care) 1,424,959
135,906 Sinotruk Hong Kong Ltd.
(Industrials) 472,361
31,014 Sunny Optical Technology
Group Co. Ltd. (Information
Technology) 252,953
59,500 Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A (Information Technology) 631,787
70,606 Suzhou TFC Optical
Communication Co. Ltd., Class
A (Information Technology) 1,578,134
106,281 TBEA Co. Ltd., Class A
(Industrials) 327,761
1,484,700 TCL Technology Group
Corp., Class A (Information
Technology) 859,028

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
733,890 Tencent Holdings Ltd.
(Communication Services) $ 57,641,509
21,749 Tencent Music Entertainment
Group ADR (Communication
Services) 401,269
829,528 Tingyi Cayman Islands Holding
Corp. (Consumer Staples) 1,271,099
94,609 Tongcheng Travel Holdings Ltd.
(Consumer Discretionary) 266,367
772,600 Tongling Nonferrous Metals
Group Co. Ltd., Class A
(Materials) 557,404
37,979 Trip.com Group Ltd. (Consumer
Discretionary) 2,609,788
24,155 Verisilicon Microelectronics
Shanghai Co. Ltd., Class A
(Information Technology)* 533,402
41,092 Victory Giant Technology
Huizhou Co. Ltd., Class A
(Information Technology) 1,573,586
77,693 Vipshop Holdings Ltd. ADR
(Consumer Discretionary) 1,525,891
1,616,291 Want Want China Holdings Ltd.
(Consumer Staples) 967,416
189,500 Weichai Power Co. Ltd., Class
A (Industrials) 464,036
257,145 Weichai Power Co. Ltd., Class
H (Industrials) 636,455
294,761 Western Mining Co. Ltd., Class
A (Materials) 958,220
397,600 Western Securities Co. Ltd.,
Class A (Financials) 451,093
79,400 Wingtech Technology Co.
Ltd., Class A (Information
Technology)* 459,622
1,944,762 Wintime Energy Group Co.
Ltd., Class A (Utilities)* 442,932
79,500 Wolong Electric Group Co.
Ltd., Class A (Industrials) 467,286
33,800 WuXi AppTec Co. Ltd., Class A
(Health Care) 436,023
47,836 WuXi AppTec Co. Ltd., Class H
(Health Care)
(a)
621,789
197,861 Wuxi Biologics Cayman, Inc.
(Health Care)*
(a)
791,891
58,758 WuXi XDC Cayman, Inc.
(Health Care)* 493,952
1,592,222 Xiaomi Corp., Class B
(Information Technology)*
(a)
8,388,942
63,548 XPeng, Inc., Class A (Consumer
Discretionary)* 684,813
96,500 Yealink Network Technology
Corp. Ltd., Class A
(Information Technology) 460,866
427,452 Youngor Fashion Co. Ltd., Class
A (Real Estate) 466,820
20,014 Yum China Holdings, Inc.
(Consumer Discretionary) 965,019
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
58,500 Yunnan Baiyao Group Co. Ltd.,
Class A (Health Care) $ 463,932
118,238 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 518,016
62,000 Zangge Mining Co. Ltd., Class
A (Materials) 533,086
135,956 Zhaojin Mining Industry Co.
Ltd., Class H (Materials) 507,460
156,054 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 620,335
1,250,138 Zhejiang Expressway Co. Ltd.,
Class H (Industrials) 1,212,308
64,264 Zhejiang Leapmotor Technology
Co. Ltd., Class H (Consumer
Discretionary)*
(a)
437,473
446,298 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) 661,023
149,710 Zhejiang NHU Co. Ltd., Class
A (Materials) 516,333
387,359 Zheshang Securities Co. Ltd.,
Class A (Financials) 600,030
7,500 Zhongji Innolight Co.
Ltd., Class A (Information
Technology) 545,873
891,600 Zhongtai Securities Co. Ltd.,
Class A (Financials) 836,236
116,200 Zijin Mining Group Co. Ltd.,
Class A (Materials) 469,800
192,056 Zijin Mining Group Co. Ltd.,
Class H (Materials) 757,311
348,541,520
Colombia – 0.1%
89,772 Grupo Cibest SA (Financials) 1,535,971
Czech Republic – 0.4%
15,063 CEZ AS (Utilities) 922,052
31,591 Komercni Banka AS
(Financials) 1,768,461
185,596 Moneta Money Bank AS
(Financials)
(a)
1,689,432
4,379,945
Egypt – 0.3%
1,499,876 Commercial International Bank
- Egypt (CIB) (Financials) 3,384,400
347,924 Eastern Co. SAE (Consumer
Staples)* 336,607
3,721,007
Greece – 1.2%
385,128 Alpha Bank SA (Financials) 1,570,619
424,052 Eurobank Ergasias Services and
Holdings SA (Financials) 1,676,700
108,533 Hellenic Telecommunications
Organization SA
(Communication Services) 2,155,142
42,847 JUMBO SA (Consumer
Discretionary) 1,360,506
135,098 National Bank of Greece SA
(Financials) 2,116,639

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Greece – (continued)
97,763 OPAP SA (Consumer
Discretionary) $ 1,999,146
197,254 Piraeus Financial Holdings SA
(Financials)* 1,618,487
45,947 Public Power Corp. SA
(Utilities) 927,835
13,425,074
Hong Kong – 0.1%
22,992 Orient Overseas International
Ltd. (Industrials) 373,278
Hungary – 0.6%
136,820 MOL Hungarian Oil & Gas
PLC (Energy) 1,211,268
40,248 OTP Bank Nyrt (Financials) 4,188,853
48,100 Richter Gedeon Nyrt (Health
Care) 1,424,554
6,824,675
India – 14.8%
364,688 Adani Power Ltd. (Utilities)* 601,334
7,738 Alkem Laboratories Ltd.
(Health Care) 491,803
18,559 APL Apollo Tubes Ltd.
(Materials) 356,646
10,176 Apollo Hospitals Enterprise
Ltd. (Health Care) 834,524
26,588 Asian Paints Ltd. (Materials) 854,407
15,790 Astral Ltd. (Industrials) 254,342
72,156 AU Small Finance Bank Ltd.
(Financials)
(a)
770,586
123,602 Aurobindo Pharma Ltd. (Health
Care) 1,695,101
201,547 Axis Bank Ltd. (Financials) 2,883,476
189,749 Bajaj Finance Ltd. (Financials) 2,200,895
36,666 Bajaj Finserv Ltd. (Financials) 858,365
3,026 Bajaj Holdings & Investment
Ltd. (Financials) 389,010
24,157 Balkrishna Industries Ltd.
(Consumer Discretionary) 623,562
343,750 Bank of Baroda (Financials) 1,113,712
301,346 Bharat Electronics Ltd.
(Industrials) 1,387,174
46,775 Bharat Forge Ltd. (Consumer
Discretionary) 749,781
214,125 Bharat Petroleum Corp. Ltd.
(Energy) 859,636
224,710 Bharti Airtel Ltd.
(Communication Services) 5,279,639
1,420 Bosch Ltd. (Consumer
Discretionary) 573,255
20,818 Britannia Industries Ltd.
(Consumer Staples) 1,360,597
65,400 BSE Ltd. (Financials) 2,122,105
956,822 Canara Bank (Financials) 1,621,455
36,371 Cholamandalam Investment and
Finance Co. Ltd. (Financials) 705,890
103,650 Cipla Ltd. (Health Care) 1,774,440
167,569 Coal India Ltd. (Energy) 704,671
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
44,327 Colgate-Palmolive India Ltd.
(Consumer Staples) $ 1,074,681
23,630 Coromandel International Ltd.
(Materials) 629,297
7,024 Cummins India Ltd.
(Industrials) 351,744
8,897 Divi's Laboratories Ltd. (Health
Care) 644,242
1,884 Dixon Technologies India Ltd.
(Consumer Discretionary) 307,536
151,019 Dr Reddy's Laboratories Ltd.
(Health Care) 2,125,299
11,859 Eicher Motors Ltd. (Consumer
Discretionary) 935,157
156,090 Eternal Ltd. (Consumer
Discretionary)* 523,688
51,157 Fortis Healthcare Ltd. (Health
Care) 525,654
247,202 FSN E-Commerce Ventures Ltd.
(Consumer Discretionary)* 738,753
534,265 GAIL India Ltd. (Utilities) 1,051,776
15,315 GE Vernova T&D India Ltd.
(Industrials) 493,347
26,140 Grasim Industries Ltd.
(Materials) 800,558
43,895 Havells India Ltd. (Industrials) 707,590
178,303 HCL Technologies Ltd.
(Information Technology) 3,237,650
62,410 HDFC Asset Management Co.
Ltd. (Financials)
(a)
1,865,026
1,005,423 HDFC Bank Ltd. (Financials) 11,325,797
38,078 HDFC Life Insurance Co. Ltd.
(Financials)
(a)
325,364
11,729 Hero MotoCorp Ltd. (Consumer
Discretionary) 809,645
237,933 Hindalco Industries Ltd.
(Materials) 2,150,368
189,931 Hindustan Petroleum Corp. Ltd.
(Energy) 971,446
22,485 Hindustan Unilever Ltd.
(Consumer Staples) 620,045
3,004 Hitachi Energy India Ltd.
(Industrials) 740,728
36,857 Hyundai Motor India Ltd.
(Consumer Discretionary) 958,432
575,284 ICICI Bank Ltd. (Financials) 8,932,105
439,298 IDFC First Bank Ltd.
(Financials) 393,538
37,461 Indian Hotels Co. Ltd.
(Consumer Discretionary) 311,716
480,905 Indian Oil Corp. Ltd. (Energy) 869,632
125,610 Indian Railway Catering &
Tourism Corp. Ltd. (Industrials) 964,324
263,856 Indus Towers Ltd.
(Communication Services)* 1,183,034
23,380 Info Edge India Ltd.
(Communication Services) 347,691
353,522 Infosys Ltd. (Information
Technology) 6,165,960

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
25,142 InterGlobe Aviation Ltd.
(Industrials)
(a)
$ 1,658,800
195,200 ITC Ltd. (Consumer Staples) 882,189
102,483 Jindal Stainless Ltd. (Materials) 883,418
49,297 Jindal Steel Ltd. (Materials) 575,598
94,949 JSW Steel Ltd. (Materials) 1,231,665
121,858 Jubilant Foodworks Ltd.
(Consumer Discretionary) 819,448
55,233 Kotak Mahindra Bank Ltd.
(Financials) 1,311,797
39,682 Larsen & Toubro Ltd.
(Industrials) 1,805,415
29,103 LTIMindtree Ltd. (Information
Technology)
(a)
1,983,582
50,410 Lupin Ltd. (Health Care) 1,173,467
46,786 Mahindra & Mahindra Ltd.
(Consumer Discretionary) 1,965,276
112,952 Marico Ltd. (Consumer Staples) 905,914
8,957 Maruti Suzuki India Ltd.
(Consumer Discretionary) 1,592,178
69,808 Max Healthcare Institute Ltd.
(Health Care) 907,490
78,093 Mphasis Ltd. (Information
Technology) 2,454,520
489 MRF Ltd. (Consumer
Discretionary) 833,264
38,546 Muthoot Finance Ltd.
(Financials) 1,613,504
104,986 Nestle India Ltd. (Consumer
Staples) 1,480,174
2,314,292 NMDC Ltd. (Materials) 1,912,546
334,847 NTPC Ltd. (Utilities) 1,222,067
535,988 Oil & Natural Gas Corp. Ltd.
(Energy) 1,457,605
35,050 One 97 Communications Ltd.
(Financials)* 517,477
18,132 Oracle Financial Services
Software Ltd. (Information
Technology) 1,643,379
4,263 Page Industries Ltd. (Consumer
Discretionary) 1,826,302
33,194 Persistent Systems Ltd.
(Information Technology) 2,357,601
331,815 Petronet LNG Ltd. (Energy) 1,008,456
6,982 PI Industries Ltd. (Materials) 265,050
55,196 Pidilite Industries Ltd.
(Materials) 906,980
10,716 Polycab India Ltd. (Industrials) 894,922
390,517 Power Finance Corp. Ltd.
(Financials) 1,583,504
142,349 Power Grid Corp. of India Ltd.
(Utilities) 429,605
808,712 Punjab National Bank
(Financials) 1,125,628
330,075 REC Ltd. (Financials) 1,331,776
487,488 Reliance Industries Ltd.
(Energy) 8,542,860
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
1,088,712 Samvardhana Motherson
International Ltd. (Consumer
Discretionary) $ 1,415,669
65,778 SBI Cards & Payment Services
Ltd. (Financials) 647,246
48,578 SBI Life Insurance Co. Ltd.
(Financials)
(a)
1,067,714
3,576 Shree Cement Ltd. (Materials) 1,055,439
138,572 Shriram Finance Ltd.
(Financials) 1,319,376
7,139 Solar Industries India Ltd.
(Materials) 1,059,267
10,393 SRF Ltd. (Materials) 340,126
200,588 State Bank of India (Financials) 2,195,429
103,898 Sun Pharmaceutical Industries
Ltd. (Health Care) 2,127,500
73,523 Tata Communications Ltd.
(Communication Services) 1,492,037
97,015 Tata Consultancy Services Ltd.
(Information Technology) 3,402,941
24,402 Tata Consumer Products Ltd.
(Consumer Staples) 319,840
202,002 Tata Motors Ltd. (Industrials)* 794,932
428,547 Tata Motors Passenger Vehicles
Ltd. (Consumer Discretionary) 1,709,445
191,598 Tata Power Co. Ltd. (The)
(Utilities) 835,601
913,281 Tata Steel Ltd. (Materials) 1,714,913
167,015 Tech Mahindra Ltd.
(Information Technology) 2,833,079
11,508 Titan Co. Ltd. (Consumer
Discretionary) 502,751
40,016 Torrent Pharmaceuticals Ltd.
(Health Care) 1,664,479
32,304 Trent Ltd. (Consumer
Discretionary) 1,535,034
24,140 TVS Motor Co. Ltd. (Consumer
Discretionary) 953,078
9,412 UltraTech Cement Ltd.
(Materials) 1,220,595
616,054 Union Bank of India Ltd.
(Financials) 1,055,620
224,350 UPL Ltd. (Materials) 1,902,827
252,728 Vedanta Ltd. (Materials) 1,486,178
380,187 Wipro Ltd. (Information
Technology) 1,060,600
118,911 Zydus Lifesciences Ltd. (Health
Care) 1,252,954
172,216,356
Indonesia – 0.8%
2,434,072 Astra International Tbk PT
(Industrials) 957,260
3,242,236 Bank Central Asia Tbk PT
(Financials) 1,610,898
2,706,625 Bank Mandiri Persero Tbk PT
(Financials) 784,929
3,744,558 Bank Rakyat Indonesia Persero
Tbk PT (Financials) 827,378

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
3,007,392 Barito Pacific Tbk PT
(Materials)* $ 646,440
76,540 Dian Swastatika Sentosa Tbk
PT (Energy)* 505,288
2,023,767 Indofood Sukses Makmur Tbk
PT (Consumer Staples) 893,107
4,376,148 Petrindo Jaya Kreasi Tbk PT
(Energy) 704,178
8,630,849 Sumber Alfaria Trijaya Tbk PT
(Consumer Staples) 932,785
3,844,061 Telkom Indonesia Persero Tbk
PT (Communication Services) 810,126
300,257 United Tractors Tbk PT
(Energy) 504,785
9,177,174
Kazakhstan – –%
70,023 Solidcore Resources PLC
(Materials)*
(c)
—
Kuwait – 0.6%
199,665 Boubyan Bank KSCP
(Financials) 459,890
373,872 Gulf Bank KSCP (Financials) 433,616
840,911 Kuwait Finance House KSCP
(Financials) 2,180,698
717,655 Mobile Telecommunications
Co. KSCP (Communication
Services) 1,215,770
673,445 National Bank of Kuwait SAKP
(Financials) 2,202,765
451,444 Warba Bank KSCP
(Financials)* 427,985
6,920,724
Luxembourg – 0.0%
18,104 Reinet Investments SCA
(Financials) 612,011
Mexico – 1.9%
1,000,226 Alfa SAB de CV, Class A
(Consumer Staples) 785,508
2,302,834 America Movil SAB de CV,
Series B (Communication
Services) 2,650,518
46,498 Arca Continental SAB de CV
(Consumer Staples) 464,333
1,178,966 Cemex SAB de CV, Series CPO
(Materials) 1,246,300
56,312 Coca-Cola Femsa SAB de CV
(Consumer Staples) 492,421
144,919 Fomento Economico Mexicano
SAB de CV (Consumer Staples) 1,388,410
92,946 Gruma SAB de CV, Class B
(Consumer Staples) 1,618,788
86,073 Grupo Aeroportuario del Centro
Norte SAB de CV (Industrials) 1,153,261
292,301 Grupo Bimbo SAB de CV,
Series A (Consumer Staples)
(b)
925,230
Shares Description Value
a
Common Stocks – (continued)
Mexico – (continued)
115,079 Grupo Comercial Chedraui SA
de CV (Consumer Staples)
(b)
$ 835,294
349,660 Grupo Financiero Banorte SAB
de CV, Class O (Financials) 3,361,590
135,877 Grupo Financiero Inbursa SAB
de CV, Class O (Financials) 324,129
154,631 Grupo Mexico SAB de CV,
Series B (Materials) 1,340,779
37,237 Industrias Penoles SAB de CV
(Materials)* 1,590,196
502,611 Kimberly-Clark de Mexico
SAB de CV, Class A (Consumer
Staples) 1,029,717
6,511 Southern Copper Corp.
(Materials) 877,553
389,500 Wal-Mart de Mexico SAB de
CV (Consumer Staples) 1,303,258
21,387,285
Netherlands – –%
40,500 Nebius Group NV, Class A
(Information Technology)*
(c)
—
Peru – 0.2%
20,112 Cia de Minas Buenaventura
SAA ADR (Materials) 498,375
6,847 Credicorp Ltd. (Financials) 1,761,117
2,259,492
Philippines – 0.2%
1,453,500 Ayala Land, Inc. (Real Estate) 504,369
35,070 International Container
Terminal Services, Inc.
(Industrials) 324,418
450,680 Metropolitan Bank & Trust Co.
(Financials) 507,202
24,120 PLDT, Inc. (Communication
Services) 531,385
39,520 SM Investments Corp.
(Industrials) 498,675
2,366,049
Poland – 1.5%
150,793 Bank Millennium SA
(Financials)* 646,117
44,321 Bank Pekao SA (Financials) 2,430,971
30,907 CCC SA (Consumer
Discretionary)*
(b)
1,145,410
16,366 CD Projekt SA (Communication
Services) 1,151,090
93,412 Dino Polska SA (Consumer
Staples)*
(a)
1,046,239
11,730 KGHM Polska Miedz SA
(Materials)* 681,189
530 LPP SA (Consumer
Discretionary) 2,473,028
2,707 mBank SA (Financials)* 761,876
70,047 ORLEN SA (Energy) 1,806,586
318,525 PGE Polska Grupa
Energetyczna SA (Utilities)* 862,052

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Poland – (continued)
107,536 Powszechna Kasa Oszczednosci
Bank Polski SA (Financials) $ 2,283,199
117,064 Powszechny Zaklad
Ubezpieczen SA (Financials) 2,018,583
2,907 Santander Bank Polska SA
(Financials) 410,678
17,717,018
Qatar – 0.8%
877,867 Al Rayan Bank (Financials) 525,852
729,414 Barwa Real Estate Co. (Real
Estate) 514,055
756,877 Commercial Bank PSQC (The)
(Financials) 837,533
609,503 Dukhan Bank (Financials) 582,049
153,996 Industries Qatar QSC
(Industrials) 513,884
2,395,672 Mesaieed Petrochemical
Holding Co. (Materials) 772,458
234,104 Ooredoo QPSC
(Communication Services) 819,782
92,090 Qatar Fuel QSC (Energy) 378,376
147,674 Qatar International Islamic
Bank QSC (Financials) 448,173
165,966 Qatar Islamic Bank (Financials) 1,059,794
553,443 Qatar National Bank QPSC
(Financials) 2,751,255
9,203,211
Romania – 0.1%
75,267 NEPI Rockcastle NV (Real
Estate)* 644,192
Russia – 0.0%
1,256,908 Gazprom PJSC (Energy)*
(c)
—
1,190,600 GMK Norilskiy Nickel PAO
(Materials)*
(c)
—
35,708,229 Inter RAO UES PJSC
(Utilities)*
(c)
—
62,206 LUKOIL PJSC (Energy)*
(c)
—
824,628 Moscow Exchange MICEX-
RTS PJSC (Financials)*
(c)
—
839,494 Novolipetsk Steel PJSC
(Materials)*
(c)
—
127,440 PhosAgro PJSC, GDR
(Materials)*
(c)
—
820 PhosAgro PJSC NPV
(Materials)*
(c)
—
112,870 Polyus PJSC (Materials)*
(c)
—
90,086 Rosneft Oil Co. PJSC
(Energy)*
(c)
—
1,661,273 Sberbank of Russia PJSC
(Financials)*
(c)
—
152,107 Severstal PAO (Materials)*
(c)
—
3,362,523 Surgutneftegas PJSC
(Energy)*
(c)
—
277,377 Tatneft PJSC (Energy)*
(c)
—
1,366 TKS Holding MKPAO JSC
(Financials)*
(c)
—
Shares Description Value
a
Common Stocks – (continued)
Russia – (continued)
159,827 VTB Bank PJSC (Financials)*
(c)
$ —
—
Saudi Arabia – 1.8%
177,050 Al Rajhi Bank (Financials) 4,523,649
83,013 Alinma Bank (Financials) 535,946
112,882 Arab National Bank (Financials) 667,401
211,136 Bank Al-Jazira (Financials)* 650,610
260,372 Banque Saudi Fransi
(Financials) 1,141,030
8,709 Co. for Cooperative Insurance
(The) (Financials) 279,741
51,269 Etihad Etisalat Co.
(Communication Services) 858,253
279,413 Jarir Marketing Co. (Consumer
Discretionary) 945,913
126,227 Riyad Bank (Financials) 868,106
14,042 SABIC Agri-Nutrients Co.
(Materials) 436,069
5,436 SAL Saudi Logistics Services
(Industrials) 246,192
49,294 Saudi Arabian Mining Co.
(Materials)* 801,539
403,571 Saudi Arabian Oil Co.
(Energy)
(a)
2,649,630
115,037 Saudi Awwal Bank (Financials) 938,952
41,564 Saudi Basic Industries Corp.
(Materials) 611,032
120,225 Saudi Electricity Co. (Utilities) 452,192
223,884 Saudi Investment Bank (The)
(Financials) 773,444
229,406 Saudi National Bank (The)
(Financials) 2,256,482
138,685 Saudi Telecom Co.
(Communication Services) 1,577,071
40,297 Yanbu National Petrochemical
Co. (Materials) 327,193
21,540,445
South Africa – 3.5%
143,227 Absa Group Ltd. (Financials) 1,741,721
62,842 Bid Corp. Ltd. (Consumer
Staples) 1,498,778
99,551 Bidvest Group Ltd. (Industrials) 1,328,005
15,297 Capitec Bank Holdings Ltd.
(Financials) 3,468,299
70,111 Clicks Group Ltd. (Consumer
Staples) 1,421,255
90,541 Discovery Ltd. (Financials) 1,160,447
529,466 FirstRand Ltd. (Financials) 2,518,499
59,396 Gold Fields Ltd. (Materials) 2,492,985
76,894 Harmony Gold Mining Co. Ltd.
(Materials) 1,499,495
80,426 Impala Platinum Holdings Ltd.
(Materials) 1,006,763
220,852 MTN Group Ltd.
(Communication Services) 2,035,797
62,528 Naspers Ltd., Class N
(Consumer Discretionary) 3,906,508

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
88,096 Nedbank Group Ltd.
(Financials) $ 1,314,998
31,402 Northam Platinum Holdings
Ltd. (Materials) 560,112
427,639 OUTsurance Group Ltd.
(Financials) 1,810,178
897,767 Pepkor Holdings Ltd.
(Consumer Discretionary)
(a)
1,370,172
97,945 Remgro Ltd. (Financials) 994,233
438,982 Sanlam Ltd. (Financials) 2,351,575
137,049 Sasol Ltd. (Materials)* 890,588
116,025 Shoprite Holdings Ltd.
(Consumer Staples) 1,859,923
239,199 Sibanye Stillwater Ltd.
(Materials)* 780,408
192,313 Standard Bank Group Ltd.
(Financials) 2,960,009
9,076 Valterra Platinum Ltd.
(Materials) 630,813
180,381 Vodacom Group Ltd.
(Communication Services)
(b)
1,413,138
41,014,699
South Korea – 11.6%
2,167 Alteogen, Inc. (Health Care)* 785,375
8,989 Amorepacific Corp. (Consumer
Staples) 759,754
5,289 APR Corp. (Consumer
Staples)* 918,872
2,325 Celltrion, Inc. (Health Care) 293,421
28,288 Coway Co. Ltd. (Consumer
Discretionary) 1,654,213
10,464 DB Insurance Co. Ltd.
(Financials) 885,845
22,405 Doosan Bobcat, Inc.
(Industrials)* 840,959
1,494 Doosan Co. Ltd. (Industrials) 889,909
30,395 Doosan Enerbility Co. Ltd.
(Industrials)* 1,579,015
27,471 Hana Financial Group, Inc.
(Financials) 1,742,797
28,735 Hankook Tire & Technology Co.
Ltd. (Consumer Discretionary) 1,201,647
19,770 Hanmi Semiconductor Co. Ltd.
(Information Technology)
(b)
1,661,559
2,538 Hanwha Aerospace Co. Ltd.
(Industrials) 1,470,354
12,473 Hanwha Ocean Co. Ltd.
(Industrials)* 914,282
11,745 Hanwha Systems Co. Ltd.
(Industrials) 368,965
10,251 HD Hyundai Co. Ltd. (Energy) 1,369,681
2,244 HD Hyundai Electric Co. Ltd.
(Industrials) 1,182,538
2,662 HD Hyundai Heavy Industries
Co. Ltd. (Industrials) 968,395
3,530 HD Hyundai Marine Solution
Co. Ltd. (Industrials) 446,696
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
8,319 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Industrials) $ 2,319,240
31,721 HMM Co. Ltd. (Industrials) 412,838
724 Hyosung Heavy Industries
Corp. (Industrials) 935,861
8,081 Hyundai Glovis Co. Ltd.
(Industrials) 903,353
6,203 Hyundai Mobis Co. Ltd.
(Consumer Discretionary) 1,305,429
3,703 Hyundai Motor Co. (Consumer
Discretionary) 658,440
8,070 Hyundai Rotem Co. Ltd.
(Industrials) 964,131
126,555 Industrial Bank of Korea
(Financials) 1,768,405
11,989 Kakao Corp. (Communication
Services) 478,533
25,940 KB Financial Group, Inc.
(Financials) 2,201,280
26,225 Kia Corp. (Consumer
Discretionary) 2,034,660
6,650 Korea Aerospace Industries Ltd.
(Industrials) 492,425
54,737 Korea Electric Power Corp.
(Utilities) 1,954,029
22,757 Korea Investment Holdings Co.
Ltd. (Financials) 2,482,047
100,607 Korean Air Lines Co. Ltd.
(Industrials) 1,494,756
4,231 Krafton, Inc. (Communication
Services)* 740,817
4,369 KT&G Corp. (Consumer
Staples) 432,251
25,545 LG Corp. (Industrials) 1,368,746
134,799 LG Display Co. Ltd.
(Information Technology)* 1,149,410
43,158 LG Electronics, Inc. (Consumer
Discretionary) 2,512,035
8,914 LG H&H Co. Ltd. (Consumer
Staples)
(b)
1,675,940
277,091 LG Uplus Corp.
(Communication Services) 2,837,514
1,422 LIG Nex1 Co. Ltd. (Industrials) 370,330
23,095 Meritz Financial Group, Inc.
(Financials) 1,705,448
114,860 Mirae Asset Securities Co. Ltd.
(Financials) 1,706,518
7,563 NAVER Corp. (Communication
Services) 1,254,800
143,923 NH Investment & Securities Co.
Ltd. (Financials) 2,020,882
1,290 POSCO Holdings, Inc.
(Materials) 271,482
17,681 Posco International Corp.
(Industrials) 644,410
10,670 Samsung C&T Corp.
(Industrials) 1,632,441

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
8,953 Samsung Electro-Mechanics
Co. Ltd. (Information
Technology) $ 1,528,034
538,194 Samsung Electronics Co. Ltd.
(Information Technology) 36,778,633
2,435 Samsung Fire & Marine
Insurance Co. Ltd. (Financials) 797,234
54,710 Samsung Heavy Industries Co.
Ltd. (Industrials)* 915,150
3,712 Samsung Life Insurance Co.
Ltd. (Financials) 385,928
4,383 Samsung SDS Co. Ltd.
(Information Technology) 502,183
1,050 Samyang Foods Co. Ltd.
(Consumer Staples) 1,031,687
39,421 Shinhan Financial Group Co.
Ltd. (Financials) 2,090,802
21,522 SK Biopharmaceuticals Co. Ltd.
(Health Care)* 2,045,882
64,769 SK hynix, Inc. (Information
Technology) 23,341,767
4,698 SK Square Co. Ltd.
(Industrials)* 951,963
63,400 SK Telecom Co. Ltd.
(Communication Services) 2,306,395
119,686 Woori Financial Group, Inc.
(Financials) 2,160,720
135,499,106
Taiwan – 19.1%
43,855 Accton Technology Corp.
(Information Technology) 1,432,257
141,843 Advantech Co. Ltd.
(Information Technology) 1,301,602
2,064 Alchip Technologies Ltd.
(Information Technology) 217,350
139,689 ASE Technology Holding Co.
Ltd. (Information Technology) 1,021,463
738,595 Asia Cement Corp. (Materials) 913,095
5,054 ASPEED Technology, Inc.
(Information Technology) 1,177,952
58,139 Asustek Computer, Inc.
(Information Technology) 1,113,320
13,140 Bizlink Holding, Inc.
(Industrials) 674,061
250,204 Caliway Biopharmaceuticals
Co. Ltd. (Health Care)* 1,251,618
41,750 Catcher Technology Co. Ltd.
(Information Technology) 267,381
810,390 Cathay Financial Holding Co.
Ltd. (Financials) 1,657,704
174,951 Chailease Holding Co. Ltd.
(Financials) 574,158
2,089,942 Chang Hwa Commercial Bank
Ltd. (Financials) 1,345,128
830,786 China Airlines Ltd. (Industrials) 508,239
988,177 China Steel Corp. (Materials) 574,613
31,334 Chroma ATE, Inc. (Information
Technology) 817,669
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
420,020 Chunghwa Telecom Co. Ltd.
(Communication Services) $ 1,746,459
1,363,385 Compal Electronics, Inc.
(Information Technology) 1,274,983
1,945,985 CTBC Financial Holding Co.
Ltd. (Financials) 2,694,059
173,162 Delta Electronics, Inc.
(Information Technology) 5,142,169
1,741,819 E.Sun Financial Holding Co.
Ltd. (Financials) 1,684,378
24,393 Eclat Textile Co. Ltd.
(Consumer Discretionary) 340,810
35,980 Elite Material Co. Ltd.
(Information Technology) 1,748,271
26,807 eMemory Technology, Inc.
(Information Technology) 1,746,704
372,474 Eva Airways Corp. (Industrials) 404,695
125,326 Evergreen Marine Corp. Taiwan
Ltd. (Industrials) 716,776
1,668,931 Far Eastern New Century Corp.
(Industrials) 1,499,565
270,148 Feng TAY Enterprise Co. Ltd.
(Consumer Discretionary) 1,110,374
767,877 First Financial Holding Co. Ltd.
(Financials) 675,272
711,270 Formosa Chemicals & Fibre
Corp. (Materials) 756,935
36,861 Fortune Electric Co. Ltd.
(Industrials) 822,135
905,775 Fubon Financial Holding Co.
Ltd. (Financials) 2,672,448
58,628 Gigabyte Technology Co. Ltd.
(Information Technology) 454,864
3,694 Global Unichip Corp.
(Information Technology) 266,001
31,334 Gold Circuit Electronics Ltd.
(Information Technology) 631,971
874,428 Hon Hai Precision Industry Co.
Ltd. (Information Technology) 6,282,731
49,206 Hotai Motor Co. Ltd.
(Consumer Discretionary) 956,370
1,727,190 Hua Nan Financial Holdings
Co. Ltd. (Financials) 1,620,702
2,086,030 Innolux Corp. (Information
Technology) 900,612
86,856 International Games System Co.
Ltd. (Communication Services) 2,056,205
354,800 Inventec Corp. (Information
Technology) 492,888
5,015 Jentech Precision Industrial Co.
Ltd. (Information Technology) 464,189
2,278,659 KGI Financial Holding Co. Ltd.
(Financials) 1,143,504
13,226 King Slide Works Co. Ltd.
(Information Technology) 1,607,685
94,006 Lite-On Technology Corp.
(Information Technology) 476,245
23,912 Lotes Co. Ltd. (Information
Technology) 998,079

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
170,159 MediaTek, Inc. (Information
Technology) $ 7,563,225
931,023 Mega Financial Holding Co.
Ltd. (Financials) 1,189,550
175,141 Nan Ya Plastics Corp.
(Materials) 329,244
115,035 Nien Made Enterprise Co. Ltd.
(Consumer Discretionary) 1,365,319
116,217 Novatek Microelectronics Corp.
(Information Technology) 1,442,298
397,521 Pegatron Corp. (Information
Technology) 913,215
54,739 PharmaEssentia Corp. (Health
Care) 899,963
175,432 President Chain Store Corp.
(Consumer Staples) 1,338,728
73,895 Quanta Computer, Inc.
(Information Technology) 663,960
127,707 Realtek Semiconductor Corp.
(Information Technology) 2,119,973
297,185 Shanghai Commercial &
Savings Bank Ltd. (The)
(Financials) 370,238
1,229,736 SinoPac Financial Holdings Co.
Ltd. (Financials) 1,055,963
1,202,773 Taishin Financial Holding Co.
Ltd. (Financials) 691,733
1,654,589 Taiwan Business Bank
(Financials) 835,598
1,151,943 Taiwan Cooperative Financial
Holding Co. Ltd. (Financials) 875,381
1,012,704 Taiwan High Speed Rail Corp.
(Industrials) 901,866
155,897 Taiwan Mobile Co. Ltd.
(Communication Services) 536,463
2,878,608 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Information Technology) 132,075,690
902,428 TCC Group Holdings Co. Ltd.
(Materials) 657,017
239,566 Teco Electric and Machinery
Co. Ltd. (Industrials) 669,426
715,377 Uni-President Enterprises Corp.
(Consumer Staples) 1,743,710
689,102 United Microelectronics Corp.
(Information Technology) 1,005,604
134,208 Wan Hai Lines Ltd. (Industrials) 344,660
60,512 Wistron Corp. (Information
Technology) 278,604
6,106 Wiwynn Corp. (Information
Technology) 889,101
126,146 Yageo Corp. (Information
Technology) 944,538
225,580 Yang Ming Marine Transport
Corp. (Industrials) 373,751
1,223,169 Yuanta Financial Holding Co.
Ltd. (Financials) 1,406,927
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
165,569 Zhen Ding Technology Holding
Ltd. (Information Technology) $ 767,573
222,485,007
Thailand – 1.1%
96,416 Advanced Info Service PCL,
NVDR (Communication
Services) 919,389
455,800 Bangkok Dusit Medical
Services PCL, NVDR (Health
Care) 268,992
132,200 Bumrungrad Hospital PCL,
NVDR (Health Care) 696,006
306,500 Central Pattana PCL, NVDR
(Real Estate) 509,326
922,900 Charoen Pokphand Foods PCL,
NVDR (Consumer Staples) 581,919
388,677 CP ALL PCL, NVDR
(Consumer Staples) 522,140
1,116,100 CP AXTRA PCL, NVDR
(Consumer Staples) 561,603
437,200 Delta Electronics Thailand
PCL, NVDR (Information
Technology) 2,729,530
137,800 Kasikornbank PCL, NVDR
(Financials) 798,251
981,400 Krung Thai Bank PCL, NVDR
(Financials) 838,282
1,635,000 Minor International
PCL, NVDR (Consumer
Discretionary) 1,117,254
1,171,000 PTT PCL, NVDR (Energy) 1,118,442
200,200 SCB X PCL, NVDR
(Financials) 808,386
135,000 Siam Cement PCL (The),
NVDR (Materials) 782,031
8,375,200 TMBThanachart Bank PCL,
NVDR (Financials) 502,070
1,000,200 True Corp. PCL, NVDR
(Communication Services) 335,523
13,089,144
Turkey – 0.5%
585,938 Akbank TAS (Financials) 893,061
168,199 Aselsan Elektronik Sanayi Ve
Ticaret AS (Industrials) 726,127
36,470 BIM Birlesik Magazalar AS
(Consumer Staples) 460,999
1,132,192 Eregli Demir ve Celik
Fabrikalari TAS (Materials)
(b)
635,888
122,217 Turk Hava Yollari AO
(Industrials) 784,669
350,461 Turkcell Iletisim Hizmetleri AS
(Communication Services)
(b)
771,744
1,984,240 Turkiye Is Bankasi AS, Class C
(Financials) 633,817
901,044 Yapi ve Kredi Bankasi AS
(Financials)* 748,705
5,655,010

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Arab Emirates – 1.5%
365,631 Abu Dhabi Commercial Bank
PJSC (Financials) $ 1,403,650
407,422 Abu Dhabi Islamic Bank PJSC
(Financials) 2,207,468
740,489 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary) 776,204
329,566 Aldar Properties PJSC (Real
Estate) 731,302
3,416,601 Americana Restaurants
International PLC - Foreign
Company (Consumer
Discretionary) 1,609,301
769,165 Dubai Islamic Bank PJSC
(Financials) 1,920,373
180,700 Emaar Development PJSC (Real
Estate) 723,223
642,779 Emaar Properties PJSC (Real
Estate) 2,327,610
276,779 Emirates NBD Bank PJSC
(Financials) 1,838,738
297,404 Emirates Telecommunications
Group Co. PJSC
(Communication Services) 1,457,525
403,016 First Abu Dhabi Bank PJSC
(Financials) 1,738,098
238,160 Salik Co. PJSC (Industrials) 372,201
17,105,693
United States – 0.3%
122,451 BeOne Medicines Ltd., Class H
(Health Care)* 3,221,070
33,638 JBS NV, Class A (Consumer
Staples)* 494,142
3,715,212
TOTAL COMMON STOCKS
(Cost $773,519,297)
1,132,327,740
Shares Description Rate Value
a
Preferred Stocks – 1.9%
Brazil – 1.2%
66,197 Axia Energia
(Utilities) 8.87% 833,657
447,164 Banco Bradesco
SA (Financials) 6.84 1,652,010
282,715 Cia Energetica
de Minas Gerais
(Utilities) 12.73 606,891
338,138 Cia Paranaense
de Energia -
Copel (Utilities) 4.51 905,591
191,359 Gerdau SA
(Materials) 3.26 686,546
730,198 Itau Unibanco
Holding SA
(Financials) 6.31 5,687,760
860,050 Itausa SA
(Financials) 8.26 1,978,218
Shares Description Rate Value
a
Preferred Stocks – (continued)
Brazil – (continued)
326,940 Petroleo
Brasileiro
SA - Petrobras
(Energy) 9.49% $ 1,939,661
14,290,334
Colombia – 0.2%
121,902 Grupo Cibest SA
(Financials) 7.67 1,922,108
India – 0.0%
93,888 TVS Motor Co.
Ltd. (Consumer
Discretionary)*
(c)
6.00 10,497
Russia – 0.0%
3,212,489 Surgutneftegas
PJSC (Energy)*
(c)
0.00 —
South Korea – 0.5%
5,136 Hyundai Motor
Co. (Consumer
Discretionary) 7.07 672,274
2,728 Hyundai Motor
Co. (Consumer
Discretionary) 6.98 361,161
90,010 Samsung
Electronics Co.
Ltd. (Information
Technology) 1.95 4,590,318
5,623,753
TOTAL PREFERRED STOCKS
(Cost $14,853,527)
21,846,692
Shares Description Value
Exchange-Traded Fund – 0.7%
United States – 0.7%
331,159 iShares MSCI Malaysia ETF
(Cost $9,507,789)
8,752,532
Shares Dividend Rate Value
aa a
Investment Company – 0.4%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
4,223,621 3.902% 4,223,621
(Cost $4,223,621)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $802,104,234)
1,167,150,585

GOLDMAN SACHS ACTIVE BETA
®
EMERGING MARKETS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)
Represents an affiliated issuer.
Investment Abbreviations:
ADR
—
American Depositary Receipt
GDR
—
Global Depositary Receipt
NVDR
—
Non-Voting Depository Receipt
PLC
—
Public Limited Company
Sector Name
% of
Market
Value
Information Technology
26 .1%
Financials
24 .1
Consumer Discretionary
11 .7
Communication Services
9 .8
Materials
6 .2
Industrials
6 .0
Consumer Staples
4 .1
Health Care
3 .9
Energy
2 .9
Utilities
2 .5
Real Estate
0 .9
Exchange-Traded Fund
0 .7
Investment Company
0 .4
Securities Lending Reinvestment Vehicle
0 .7
TOTAL INVESTMENTS
100 .0%
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.7%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
8,375,867 3.928% $ 8,375,867
(Cost $8,375,867)
TOTAL INVESTMENTS – 101.0%
(Cost $810,480,101)
$ 1,175,526,452
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.0)%
(11,588,136)
NET ASSETS – 100.0%
$ 1,163,938,316
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 99.1%
Australia – 0.6%
60,789 Glencore PLC (Materials)* $ 290,608
5,697 Rio Tinto PLC (Materials) 409,281
699,889
Austria – 0.4%
2,276 Erste Group Bank AG
(Financials) 248,689
3,326 OMV AG (Energy) 184,044
680 Raiffeisen Bank International
AG (Financials) 27,574
460,307
Belgium – 1.1%
5,551 Ageas SA/NV (Financials) 379,446
3,011 Anheuser-Busch InBev SA/NV
(Consumer Staples) 185,274
156 Financiere de Tubize SA (Health
Care) 38,020
3,998 Groupe Bruxelles Lambert NV
(Financials) 345,903
1,595 KBC Group NV (Financials) 196,492
349 Syensqo SA (Materials) 28,458
416 UCB SA (Health Care) 116,111
1,289,704
Brazil – 0.3%
7,959 Yara International ASA
(Materials) 290,816
Chile – 0.0%
1,215 Antofagasta PLC (Materials) 44,400
China – 0.3%
4,952 Prosus NV (Consumer
Discretionary)* 311,835
Denmark – 2.4%
244 Coloplast A/S, Class B (Health
Care) 22,021
3,268 Danske Bank A/S (Financials) 150,311
5,890 Demant A/S (Health Care)* 200,620
124 DSV A/S (Industrials) 28,276
568 Genmab A/S (Health Care)* 179,963
22,836 Novo Nordisk A/S, Class B
(Health Care) 1,124,856
2,888 Pandora A/S (Consumer
Discretionary) 345,187
11,067 ROCKWOOL A/S, Class B
(Industrials) 373,944
5,681 Tryg A/S (Financials) 140,800
5,072 Vestas Wind Systems A/S
(Industrials) 120,702
2,686,680
Finland – 1.9%
2,562 Elisa OYJ (Communication
Services) 112,154
1,130 Fortum OYJ (Utilities) 23,206
5,839 Kesko OYJ, Class B (Consumer
Staples) 124,348
2,150 Kone OYJ, Class B (Industrials) 146,068
Shares Description Value
a
Common Stocks – (continued)
Finland – (continued)
2,857 Metso Corp. (Industrials) $ 47,016
45,286 Nokia OYJ (Information
Technology) 275,502
20,445 Nordea Bank Abp (Financials) 361,606
6,893 Orion OYJ, Class B (Health
Care) 493,180
22,426 Sampo OYJ, Class A
(Financials) 263,779
5,890 UPM-Kymmene OYJ
(Materials) 160,706
3,844 Wartsila OYJ Abp (Industrials) 124,511
2,132,076
France – 14.1%
3,384 Accor SA (Consumer
Discretionary) 183,091
173 Aeroports de Paris SA
(Industrials) 25,358
3,061 Air Liquide SA (Materials) 586,580
2,167 Airbus SE (Industrials) 514,174
8,202 Alstom SA (Industrials)* 214,555
724 Amundi SA (Financials)
(a)
57,976
15,053 AXA SA (Financials) 679,574
1,502 BioMerieux (Health Care) 188,086
8,296 BNP Paribas SA (Financials) 709,482
41,116 Bollore SE (Communication
Services) 228,088
16,525 Bouygues SA (Industrials) 825,042
8,646 Bureau Veritas SA
(Industrials)
(b)
276,741
2,211 Capgemini SE (Information
Technology) 345,894
34,468 Carrefour SA (Consumer
Staples) 530,625
4,215 Cie de Saint-Gobain SA
(Industrials) 420,394
3,992 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 130,417
22,147 Credit Agricole SA (Financials) 424,609
5,309 Danone SA (Consumer Staples) 474,425
107 Dassault Aviation SA
(Industrials) 33,603
3,155 Dassault Systemes (Information
Technology) 88,280
5,162 Eiffage SA (Industrials) 712,901
13,567 Engie SA (Utilities) 344,820
1,574 EssilorLuxottica SA (Health
Care) 563,904
2,633 FDJ UNITED (Consumer
Discretionary)
(a)
74,132
1,484 Gecina SA REIT (Real Estate) 137,608
11,434 Getlink SE (Industrials) 206,742
202 Hermes International SCA
(Consumer Discretionary) 492,306
2,759 Ipsen SA (Health Care) 398,003
126 Kering (Consumer
Discretionary) 42,816
5,871 Klepierre SA REIT (Real
Estate) 228,664

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
1,130 Legrand SA (Industrials) $ 171,206
2,014 L'Oreal SA (Consumer Staples) 877,908
1,525 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 1,124,733
18,407 Orange SA (Communication
Services)
(b)
303,130
370 Publicis Groupe SA
(Communication Services) 36,061
5,851 Rexel SA (Industrials) 222,657
1,563 Safran SA (Industrials) 526,587
103 Sartorius Stedim Biotech
(Health Care) 24,780
10,150 Societe Generale SA
(Financials) 706,068
333 Thales SA (Industrials) 87,109
13,774 TotalEnergies SE (Energy) 907,972
7,440 Veolia Environnement SA
(Utilities) 252,904
4,126 Vinci SA (Industrials) 585,386
15,965,391
Germany – 15.1%
2,459 adidas AG (Consumer
Discretionary) 457,748
3,169 Allianz SE (Financials) 1,369,239
2,066 BASF SE (Materials) 107,657
23,108 Bayer AG (Health Care) 817,547
338 Bayerische Motoren Werke AG
(Consumer Discretionary) 34,535
1,876 Beiersdorf AG (Consumer
Staples) 201,739
4,197 Brenntag SE (Industrials) 240,863
6,343 Commerzbank AG (Financials) 249,403
2,933 Continental AG (Consumer
Discretionary) 219,687
1,152 Covestro AG (Materials)* 82,757
5,985 Daimler Truck Holding AG
(Industrials) 253,317
25,354 Deutsche Bank AG (Financials) 900,687
1,131 Deutsche Boerse AG
(Financials) 302,550
12,656 Deutsche Post AG (Industrials) 658,460
21,056 Deutsche Telekom AG
(Communication Services) 678,359
9,377 E.ON SE (Utilities) 167,046
8,714 Evonik Industries AG
(Materials) 134,200
9,498 Fresenius Medical Care AG
(Health Care) 454,695
7,507 Fresenius SE & Co. KGaA
(Health Care) 412,351
5,233 GEA Group AG (Industrials) 354,673
110 Hannover Rueck SE
(Financials) 33,115
2,346 Heidelberg Materials AG
(Materials) 602,523
1,768 Henkel AG & Co. KGaA
(Consumer Staples) 132,755
1,295 Hensoldt AG (Industrials) 102,724
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
304 HOCHTIEF AG (Industrials) $ 107,536
3,607 Infineon Technologies AG
(Information Technology) 152,081
3,041 Knorr-Bremse AG (Industrials) 322,572
11,117 Mercedes-Benz Group AG
(Consumer Discretionary) 750,371
566 Merck KGaA (Health Care) 76,197
126 MTU Aero Engines AG
(Industrials) 51,517
795 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 501,915
3,112 Nemetschek SE (Information
Technology) 347,620
709 Rational AG (Industrials) 529,903
311 Rheinmetall AG (Industrials) 534,359
1,387 RWE AG (Utilities) 70,407
7,649 SAP SE (Information
Technology) 1,851,309
1,198 Scout24 SE (Communication
Services)
(a)
122,489
4,986 Siemens AG (Industrials) 1,321,059
6,119 Siemens Energy AG
(Industrials)* 818,792
986 Siemens Healthineers AG
(Health Care)
(a)
49,022
924 Talanx AG (Financials) 120,103
12,677 Zalando SE (Consumer
Discretionary)*
(a)
341,325
17,037,207
Hong Kong – 0.1%
11,803 Prudential PLC (Financials) 171,012
Ireland – 0.3%
426 AerCap Holdings NV
(Industrials) 57,084
11,037 AIB Group PLC (Financials) 113,360
7,713 Bank of Ireland Group PLC
(Financials) 142,863
365 Kerry Group PLC, Class A
(Consumer Staples) 33,867
347,174
Italy – 5.4%
10,700 Banca Mediolanum SpA
(Financials) 228,986
18,398 Banco BPM SpA (Financials) 265,083
14,257 BPER Banca SpA (Financials) 171,747
3,585 Coca-Cola HBC AG (Consumer
Staples)* 179,935
60,382 Enel SpA (Utilities) 624,240
18,784 Eni SpA (Energy) 351,674
194 Ferrari NV (Consumer
Discretionary) 76,055
13,810 FinecoBank Banca Fineco SpA
(Financials) 338,975
8,564 Generali (Financials) 339,713

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
4,285 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(a)
$ 39,212
90,695 Intesa Sanpaolo SpA
(Financials)
(b)
587,961
3,049 Leonardo SpA (Industrials) 165,992
2,317 Moncler SpA (Consumer
Discretionary) 156,284
17,379 Poste Italiane SpA (Financials)
(a)
(b)
415,687
2,217 Prysmian SpA (Industrials) 222,045
1,886 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 111,410
3,644 Ryanair Holdings PLC
(Industrials) 119,344
31,053 Snam SpA (Utilities) 206,645
305,886 Telecom Italia SpA
(Communication Services)* 172,102
14,930 Terna - Rete Elettrica Nazionale
(Utilities) 157,468
10,105 UniCredit SpA (Financials) 751,607
17,681 Unipol Assicurazioni SpA
(Financials) 405,367
6,087,532
Ivory Coast – 0.1%
1,945 Endeavour Mining PLC
(Materials) 89,942
Luxembourg – 0.3%
1,425 ArcelorMittal (Materials) 61,488
18,464 CVC Capital Partners PLC
(Financials)
(a)
305,140
537 Eurofins Scientific SE (Health
Care) 36,545
403,173
Mexico – 0.2%
6,150 Fresnillo PLC (Materials) 214,638
Netherlands – 7.4%
12,156 ABN AMRO Bank NV
(Financials)
(a)
411,238
78 Adyen NV (Financials)*
(a)
121,355
1,832 Akzo Nobel NV (Materials) 119,148
216 Argenx SE (Health Care)* 196,131
104 ASM International NV
(Information Technology) 57,259
2,961 ASML Holding NV
(Information Technology) 3,104,435
4,708 ASR Nederland NV (Financials) 317,779
181 BE Semiconductor Industries
NV (Information Technology) 27,287
1,534 Euronext NV (Financials)
(a)
235,532
4,361 EXOR NV (Financials) 367,440
4,753 Heineken Holding NV
(Consumer Staples) 339,516
672 Heineken NV (Consumer
Staples) 54,733
Shares Description Value
a
Common Stocks – (continued)
Netherlands – (continued)
22,435 ING Groep NV (Financials) $ 581,926
7,985 JDE Peet’s NV (Consumer
Staples) 293,022
23,435 Koninklijke Ahold Delhaize NV
(Consumer Staples) 969,591
43,583 Koninklijke KPN NV
(Communication Services) 199,286
1,011 Koninklijke Philips NV (Health
Care) 28,465
1,057 Nebius Group NV (Information
Technology)*
(b)
100,278
7,022 NN Group NV (Financials) 509,174
2,292 Randstad NV (Industrials) 89,163
2,080 Wolters Kluwer NV
(Industrials) 221,117
8,343,875
Norway – 1.0%
856 Aker BP ASA (Energy) 20,849
5,557 DNB Bank ASA (Financials) 148,646
3,112 Equinor ASA (Energy) 71,734
7,847 Gjensidige Forsikring ASA
(Financials) 219,757
5,566 Mowi ASA (Consumer Staples) 126,375
19,180 Norsk Hydro ASA (Materials) 137,282
17,201 Orkla ASA (Consumer Staples) 184,216
13,520 Telenor ASA (Communication
Services) 195,332
1,104,191
Poland – 0.2%
18,004 InPost SA (Industrials)* 211,035
Portugal – 0.4%
140,634 Banco Comercial Portugues SA,
Class R (Financials) 134,063
6,129 EDP SA (Utilities) 27,357
13,306 Jeronimo Martins SGPS SA
(Consumer Staples) 315,640
477,060
Singapore – 0.0%
1,097 STMicroelectronics NV
(Information Technology) 25,177
South Africa – 0.1%
2,923 Anglo American PLC
(Materials) 110,419
South Korea – 0.2%
10,040 Delivery Hero SE (Consumer
Discretionary)*
(a)
234,204
Spain – 6.2%
382 Acciona SA (Utilities) 76,652
6,072 ACS Actividades de
Construccion y Servicios SA
(Industrials) 561,283
5,550 Aena SME SA (Industrials)
(a)
151,107
1,890 Amadeus IT Group SA
(Consumer Discretionary) 138,932

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Spain – (continued)
47,359 Banco Bilbao Vizcaya
Argentaria SA (Financials) $ 1,020,379
91,598 Banco de Sabadell SA
(Financials) 333,582
136,974 Banco Santander SA
(Financials) 1,469,316
8,219 Bankinter SA (Financials) 129,343
27,266 CaixaBank SA (Financials) 304,285
7,454 Endesa SA (Utilities) 270,422
36,014 Grifols SA (Health Care) 440,113
39,048 Iberdrola SA (Utilities) 824,093
9,520 Industria de Diseno Textil SA
(Consumer Discretionary) 533,087
33,442 Mapfre SA (Financials)
(b)
154,779
1,623 Naturgy Energy Group SA
(Utilities) 49,952
7,669 Redeia Corp. SA (Utilities) 136,886
1,729 Repsol SA (Energy) 32,065
81,495 Telefonica SA (Communication
Services) 353,253
6,979,529
Sweden – 4.0%
2,405 AddTech AB, Class B
(Industrials) 82,719
885 Alfa Laval AB (Industrials) 41,821
6,312 Assa Abloy AB, Class B
(Industrials) 239,985
9,949 Atlas Copco AB, Class A
(Industrials) 168,986
5,898 Atlas Copco AB, Class B
(Industrials) 90,236
1,622 Beijer Ref AB (Industrials) 25,856
2,213 Boliden AB (Materials)* 106,007
1,097 Epiroc AB, Class A (Industrials) 23,564
1,520 Epiroc AB, Class B (Industrials) 29,315
2,145 Essity AB, Class B (Consumer
Staples) 59,403
25,394 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(b)
461,207
10,599 Hexagon AB, Class B
(Information Technology) 124,063
3,289 Holmen AB, Class B (Materials) 120,516
5,248 Industrivarden AB, Class A
(Financials) 220,564
5,183 Industrivarden AB, Class C
(Financials) 217,997
4,046 Indutrade AB (Industrials) 100,466
3,354 Investment AB Latour, Class B
(Industrials) 80,261
6,696 Investor AB, Class B
(Financials) 228,176
4,059 L E Lundbergforetagen AB,
Class B (Financials) 216,038
635 Lifco AB, Class B (Industrials) 23,376
2,333 Saab AB, Class B (Industrials) 117,643
4,318 Sandvik AB (Industrials) 130,523
3,679 Securitas AB, Class B
(Industrials) 56,169
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
5,408 Skandinaviska Enskilda Banken
AB, Class A (Financials) $ 107,710
11,250 Skanska AB, Class B
(Industrials) 288,891
2,157 SKF AB, Class B (Industrials) 56,488
3,035 Svenska Cellulosa AB SCA,
Class B (Materials) 39,467
7,540 Svenska Handelsbanken AB,
Class A (Financials) 104,645
5,929 Swedbank AB, Class A
(Financials) 188,775
5,309 Tele2 AB, Class B
(Communication Services) 84,545
50,935 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 491,866
7,284 Telia Co. AB (Communication
Services) 29,270
1,738 Trelleborg AB, Class B
(Industrials) 73,119
2,096 Volvo AB, Class B
(Industrials)
(b)
62,846
4,492,513
Switzerland – 7.8%
8,335 ABB Ltd. (Industrials) 599,161
8,727 Avolta AG (Consumer
Discretionary)* 479,526
826 Baloise Holding AG
(Financials) 216,234
835 Banque Cantonale Vaudoise
(Financials) 101,288
86 Belimo Holding AG
(Industrials) 84,131
450 BKW AG (Utilities) 93,929
8 Chocoladefabriken Lindt &
Spruengli AG (Consumer
Staples) 117,766
1,572 Cie Financiere Richemont SA
(Consumer Discretionary) 333,410
269 DSM-Firmenich AG (Materials) 22,090
372 EMS-Chemie Holding AG
(Materials) 253,884
660 Galderma Group AG (Health
Care) 131,515
712 Geberit AG (Industrials) 554,738
1,036 Helvetia Holding AG
(Financials) 268,886
1,642 Julius Baer Group Ltd.
(Financials) 117,381
1,716 Kuehne + Nagel International
AG (Industrials) 344,290
4,160 Logitech International SA
(Information Technology) 467,835
230 Lonza Group AG (Health Care) 157,544
353 Partners Group Holding AG
(Financials) 418,878
987 Sandoz Group AG (Health Care) 69,721
549 Schindler Holding AG
(Industrials) 186,316

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
587 Schindler Holding AG
Participation Certificates
(Industrials) $ 209,813
3,682 SGS SA (Industrials) 422,608
768 Sika AG (Materials) 151,362
839 Sonova Holding AG (Health
Care) 209,084
2,274 Straumann Holding AG (Health
Care) 259,416
364 Swiss Life Holding AG
(Financials) 399,292
1,332 Swiss Prime Site AG (Real
Estate) 196,578
290 Swisscom AG (Communication
Services) 208,213
17,790 UBS Group AG (Financials) 687,273
366 VAT Group AG (Industrials)
(a)
161,087
1,126 Zurich Insurance Group AG
(Financials) 809,424
8,732,673
United Kingdom – 17.1%
8,353 3i Group PLC (Financials) 349,519
13,048 Admiral Group PLC
(Financials) 548,395
870 Ashtead Group PLC
(Industrials) 55,655
4,361 Associated British Foods PLC
(Consumer Staples) 123,425
11,246 AstraZeneca PLC (Health Care) 2,082,260
62,810 Auto Trader Group PLC
(Communication Services)
(a)
531,797
38,545 Aviva PLC (Financials) 332,888
7,857 BAE Systems PLC (Industrials) 171,826
139,331 Barclays PLC (Financials) 794,300
26,801 Barratt Redrow PLC (Consumer
Discretionary) 140,057
10,643 British American Tobacco PLC
(Consumer Staples) 623,449
20,010 BT Group PLC
(Communication Services) 47,976
4,783 Bunzl PLC (Industrials) 137,143
167,452 Centrica PLC (Utilities) 380,514
1,004 Coca-Cola Europacific Partners
PLC (Consumer Staples) 92,057
6,390 Compass Group PLC
(Consumer Discretionary) 200,832
5,520 DCC PLC (Industrials)
(b)
365,261
4,571 Diageo PLC (Consumer
Staples) 105,112
5,443 Halma PLC (Information
Technology) 256,747
4,586 Hikma Pharmaceuticals PLC
(Health Care) 94,428
123,059 HSBC Holdings PLC
(Financials) 1,744,996
9,082 Imperial Brands PLC
(Consumer Staples) 386,040
10,336 Informa PLC (Communication
Services) 131,447
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
456 InterContinental Hotels Group
PLC (Consumer Discretionary) $ 60,511
24,192 International Consolidated
Airlines Group SA (Industrials) 127,156
2,192 Intertek Group PLC
(Industrials) 134,358
106,729 J Sainsbury PLC (Consumer
Staples) 455,642
428,272 JD Sports Fashion PLC
(Consumer Discretionary) 438,420
153,768 Kingfisher PLC (Consumer
Discretionary) 622,638
6,922 Land Securities Group PLC
REIT (Real Estate) 55,489
67,425 Legal & General Group PLC
(Financials) 220,576
339,452 Lloyds Banking Group PLC
(Financials) 432,413
195 London Stock Exchange Group
PLC (Financials) 23,016
106,641 M&G PLC (Financials) 384,900
49,932 Marks & Spencer Group PLC
(Consumer Staples) 230,038
2,973 Melrose Industries PLC
(Industrials) 23,438
15,580 National Grid PLC (Utilities) 236,678
64,347 NatWest Group PLC
(Financials) 539,013
2,287 Next PLC (Consumer
Discretionary) 427,875
15,000 Pearson PLC (Consumer
Discretionary) 198,273
15,528 Phoenix Group Holdings PLC
(Financials) 143,199
3,100 Reckitt Benckiser Group PLC
(Consumer Staples) 240,371
12,641 RELX PLC (Industrials) 507,672
42,243 Rolls-Royce Holdings PLC
(Industrials) 597,781
30,803 Sage Group PLC (The)
(Information Technology) 438,547
10,668 Schroders PLC (Financials) 54,901
2,761 Segro PLC REIT (Real Estate) 26,142
901 Severn Trent PLC (Utilities) 33,642
6,076 Smith & Nephew PLC (Health
Care) 100,996
5,938 Smiths Group PLC (Industrials) 192,290
969 Spirax Group PLC (Industrials) 86,087
24,878 Standard Chartered PLC
(Financials) 551,642
53,068 Tesco PLC (Consumer Staples) 316,629
12,607 Unilever PLC (Consumer
Staples) 759,043
4,631 United Utilities Group PLC
(Utilities) 75,903
489,138 Vodafone Group PLC
(Communication Services) 609,351
1,713 Whitbread PLC (Consumer
Discretionary) 56,516

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
22,674 Wise PLC, Class A
(Financials)* $ 265,280
19,362,550
United States – 12.1%
29,767 Aegon Ltd. (Financials) 240,234
1,826 Alcon AG (Health Care) 145,225
231 AP Moller – Maersk A/S, Class
A (Industrials)
(b)
463,041
231 AP Moller – Maersk A/S, Class
B (Industrials) 462,144
98,666 BP PLC (Energy) 593,787
376 Buzzi SpA (Materials) 23,171
3,872 Experian PLC (Industrials) 170,483
3,643 Ferrovial SE (Industrials) 238,706
31,956 GSK PLC (Health Care) 758,340
41,191 Haleon PLC (Health Care) 202,430
4,809 Holcim AG (Materials)* 450,505
16,431 Nestle SA (Consumer Staples) 1,633,585
15,788 Novartis AG (Health Care) 2,054,337
3,187 QIAGEN NV (Health Care) 152,108
544 Roche Holding AG (Health
Care) 216,394
5,743 Roche Holding AG (Health
Care) 2,198,640
6,388 Sanofi SA (Health Care) 635,790
3,321 Schneider Electric SE
(Industrials) 890,318
39,346 Shell PLC (Energy) 1,451,135
661 Spotify Technology SA
(Communication Services)* 395,853
1,825 Swiss Re AG (Financials) 321,725
2,063 Tenaris SA (Energy) 41,611
13,739,562
TOTAL COMMON STOCKS
(Cost $90,782,180)
112,044,564
Shares Description Rate Value
a
Preferred Stocks – 0.4%
Germany – 0.4%
243 Bayerische
Motoren Werke
AG (Consumer
Discretionary) 5.32% 22,914
1,542 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.93 124,518
3,083 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 5.14 132,850
84 Sartorius AG
(Health Care) 0.30 24,488
Shares Description Rate Value
a
Preferred Stocks – (continued)
Germany – (continued)
621 Volkswagen
AG (Consumer
Discretionary) 6.46% $ 70,903
TOTAL PREFERRED STOCKS
(Cost $365,888)
375,673
Shares Dividend Rate Value
aa a
Investment Company – 0.3%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
376,478 3.902% 376,478
(Cost $376,478)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $91,524,546)
112,796,715
a
Securities Lending Reinvestment Vehicle – 2.5%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,850,073 3.928% 2,850,073
(Cost $2,850,073)
TOTAL INVESTMENTS – 102.3%
(Cost $94,374,619)
$ 115,646,788
LIABILITIES IN EXCESS OF OTHER ASSETS
– (2.3)%
(2,600,524)
NET ASSETS – 100.0%
$ 113,046,264
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS ACTIVE BETA
®
EUROPE EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b)
All or a portion of security is on loan.
(c)
Represents an affiliated issuer.
Investment Abbreviations:
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials
26 .1%
Industrials
18 .6
Health Care
13 .4
Consumer Staples
8 .9
Consumer Discretionary
8 .1
Information Technology
7 .1
Materials
4 .0
Communication Services
3 .8
Utilities
3 .5
Energy
3 .1
Real Estate
0 .6
Investment Company
0 .3
Securities Lending Reinvestment Vehicle
2 .5
TOTAL INVESTMENTS
100 .0%
**End swaps header**
FUTURES CONTRACTS
— At November 30, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EUROPE DEC25 13 12/19/25 $ 590,587 $ 11,049

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 99.2%
Australia – 5.0%
472,826 ANZ Group Holdings Ltd.
(Financials) $ 10,741,148
192,005 APA Group (Utilities) 1,165,990
54,101 Aristocrat Leisure Ltd.
(Consumer Discretionary) 2,069,870
508,070 BHP Group Ltd. (Materials) 13,884,125
156,109 Brambles Ltd. (Industrials) 2,463,174
84,873 CAR Group Ltd.
(Communication Services) 1,935,288
59,687 Cochlear Ltd. (Health Care) 10,923,173
1,049,976 Coles Group Ltd. (Consumer
Staples) 15,368,979
226,719 Commonwealth Bank of
Australia (Financials) 22,675,543
599,297 Evolution Mining Ltd.
(Materials) 4,669,066
1,159,118 Glencore PLC (Materials)* 5,541,283
204,071 Insurance Australia Group Ltd.
(Financials) 1,038,519
3,815,313 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 13,686,391
138,632 Lynas Rare Earths Ltd.
(Materials)* 1,315,538
9,797 Macquarie Group Ltd.
(Financials) 1,265,957
1,231,657 Medibank Pvt Ltd. (Financials) 3,836,673
376,035 National Australia Bank Ltd.
(Financials) 9,888,811
67,265 Northern Star Resources Ltd.
(Materials) 1,198,093
155,851 Origin Energy Ltd. (Utilities) 1,193,779
71,329 Pro Medicus Ltd. (Health Care) 12,468,091
227,673 Qantas Airways Ltd.
(Industrials) 1,490,094
547,314 QBE Insurance Group Ltd.
(Financials) 6,909,375
66,736 REA Group Ltd.
(Communication Services) 8,574,094
30,426 Rio Tinto Ltd. (Materials) 2,639,432
139,603 Rio Tinto PLC (Materials) 10,029,295
1,194,043 Scentre Group REIT (Real
Estate) 3,194,858
418,445 Sonic Healthcare Ltd. (Health
Care) 6,402,131
906,754 South32 Ltd. (Materials) 1,914,771
608,501 Stockland REIT (Real Estate) 2,402,311
293,834 Suncorp Group Ltd. (Financials) 3,383,748
1,780,518 Telstra Group Ltd.
(Communication Services) 5,744,906
444,576 Transurban Group (Industrials) 4,352,886
1,555,162 Vicinity Ltd. REIT (Real Estate) 2,508,893
307,750 Wesfarmers Ltd. (Consumer
Discretionary) 16,525,224
455,408 Westpac Banking Corp.
(Financials) 11,226,501
624,967 Woolworths Group Ltd.
(Consumer Staples) 12,016,902
236,644,912
Shares Description Value
a
Common Stocks – (continued)
Austria – 0.3%
70,727 Erste Group Bank AG
(Financials) $ 7,728,045
83,464 OMV AG (Energy) 4,618,485
25,505 Raiffeisen Bank International
AG (Financials) 1,034,218
13,380,748
Belgium – 0.8%
153,217 Ageas SA/NV (Financials) 10,473,367
80,372 Anheuser-Busch InBev SA/NV
(Consumer Staples) 4,945,481
5,233 Financiere de Tubize SA (Health
Care) 1,275,364
98,077 Groupe Bruxelles Lambert NV
(Financials) 8,485,529
56,855 KBC Group NV (Financials) 7,004,106
4,426 Sofina SA (Financials) 1,249,220
15,705 Syensqo SA (Materials) 1,280,590
7,870 UCB SA (Health Care) 2,196,615
36,910,272
Brazil – 0.3%
51,480 Wheaton Precious Metals Corp.
(Materials) 5,667,398
216,951 Yara International ASA
(Materials) 7,927,237
13,594,635
Canada – 10.7%
47,315 Agnico Eagle Mines Ltd.
(Materials) 8,274,398
72,974 Alamos Gold, Inc., Class A
(Materials) 2,761,815
80,432 Alimentation Couche-Tard, Inc.
(Consumer Staples) 4,403,984
158,082 AltaGas Ltd. (Utilities) 4,889,707
67,186 ARC Resources Ltd. (Energy) 1,205,353
17,092 AtkinsRealis Group, Inc.
(Industrials) 1,063,369
113,890 Bank of Montreal (Financials) 14,453,054
250,099 Bank of Nova Scotia (The)
(Financials) 17,391,483
86,009 Barrick Mining Corp.
(Materials) 3,604,968
59,366 BCE, Inc. (Communication
Services) 1,401,907
11,264 Bombardier, Inc., Class B
(Industrials)* 1,875,300
61,261 Brookfield Asset Management
Ltd., Class A (Financials)
(a)
3,233,885
111,917 Brookfield Corp. (Financials) 5,297,001
36,475 Cameco Corp. (Energy)* 3,243,123
219,228 Canadian Imperial Bank of
Commerce (Financials) 19,001,700
13,227 Canadian Pacific Kansas City
Ltd. (Industrials) 960,489
83,964 Canadian Tire Corp. Ltd., Class
A (Consumer Discretionary) 10,240,350
156,125 Canadian Utilities Ltd., Class A
(Utilities) 4,729,499

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
15,650 CCL Industries, Inc., Class B
(Materials) $ 959,286
16,787 Celestica, Inc. (Information
Technology)* 5,781,433
408,362 Cenovus Energy, Inc. (Energy) 7,302,797
50,119 CGI, Inc. (Information
Technology) 4,474,956
6,439 Constellation Software, Inc.
(Information Technology) 15,622,329
35,719 Dollarama , Inc. (Consumer
Discretionary) 5,123,212
123,981 Element Fleet Management
Corp. (Industrials) 3,311,081
119,132 Emera , Inc. (Utilities) 5,795,726
522,392 Empire Co. Ltd. (Consumer
Staples) 19,279,845
306,177 Enbridge, Inc. (Energy) 14,919,554
7,868 Fairfax Financial Holdings Ltd.
(Financials) 13,581,295
103,733 Fortis, Inc. (Utilities) 5,451,368
18,339 Franco-Nevada Corp.
(Materials) 3,843,290
158,890 George Weston Ltd. (Consumer
Staples) 10,922,441
31,741 Great-West Lifeco , Inc.
(Financials) 1,475,198
115,225 Hydro One Ltd. (Utilities)
(b)
4,524,527
23,656 iA Financial Corp., Inc.
(Financials)
(a)
2,800,946
110,471 IGM Financial, Inc. (Financials) 4,520,907
40,153 Imperial Oil Ltd. (Energy)
(a)
4,023,797
14,692 Intact Financial Corp.
(Financials) 3,007,853
88,533 Keyera Corp. (Energy) 2,867,376
263,693 Kinross Gold Corp. (Materials) 7,448,966
424,332 Loblaw Cos. Ltd. (Consumer
Staples) 18,872,052
191,744 Lundin Gold, Inc. (Materials) 16,198,623
352,732 Magna International, Inc.
(Consumer Discretionary) 17,304,502
218,473 Manulife Financial Corp.
(Financials) 7,752,849
67,614 Metro, Inc. (Consumer Staples) 4,862,795
80,045 National Bank of Canada
(Financials) 9,700,945
73,789 Nutrien Ltd. (Materials) 4,303,322
79,024 Open Text Corp. (Information
Technology) 2,667,106
85,747 Pan American Silver Corp.
(Materials) 3,895,997
68,718 Pembina Pipeline Corp.
(Energy) 2,670,244
234,572 Power Corp. of Canada
(Financials) 11,972,166
54,178 Rogers Communications,
Inc., Class B (Communication
Services) 2,123,126
285,494 Royal Bank of Canada
(Financials) 44,264,318
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
182,992 Saputo, Inc. (Consumer Staples) $ 5,199,464
115,338 Shopify, Inc., Class A
(Information Technology)* 18,468,311
34,682 Stantec , Inc. (Industrials) 3,343,434
85,230 Sun Life Financial, Inc.
(Financials)
(a)
5,064,094
271,088 Suncor Energy, Inc. (Energy) 12,219,913
126,808 TC Energy Corp. (Energy) 6,867,762
138,714 TELUS Corp. (Communication
Services) 1,824,909
44,959 TFI International, Inc.
(Industrials) 3,930,385
89,980 TMX Group Ltd. (Financials) 3,311,197
28,653 Toromont Industries Ltd.
(Industrials) 3,358,694
317,516 Toronto-Dominion Bank (The)
(Financials) 26,796,569
83,063 WSP Global, Inc. (Industrials) 14,565,296
506,607,641
Chile – 0.0%
36,294 Antofagasta PLC (Materials) 1,326,310
51,562 Lundin Mining Corp.
(Materials) 965,736
2,292,046
China – 0.5%
1,658,457 BOC Hong Kong Holdings Ltd.
(Financials) 7,979,577
124,072 Prosus NV (Consumer
Discretionary)* 7,812,997
812,365 SITC International Holdings
Co. Ltd. (Industrials) 2,790,105
1,795,779 Wilmar International Ltd.
(Consumer Staples) 4,492,394
366,200 Yangzijiang Shipbuilding
Holdings Ltd. (Industrials) 947,203
24,022,276
Denmark – 1.4%
14,574 Coloplast A/S, Class B (Health
Care) 1,315,295
93,435 Danske Bank A/S (Financials) 4,297,531
163,988 Demant A/S (Health Care)* 5,585,606
4,351 DSV A/S (Industrials) 992,167
15,486 Genmab A/S (Health Care)* 4,906,527
481,727 Novo Nordisk A/S, Class B
(Health Care) 23,728,919
86,652 Pandora A/S (Consumer
Discretionary) 10,357,038
325,116 ROCKWOOL A/S, Class B
(Industrials) 10,985,389
131,808 Tryg A/S (Financials) 3,266,782
138,558 Vestas Wind Systems A/S
(Industrials) 3,297,360
68,732,614
Finland – 1.2%
54,098 Elisa OYJ (Communication
Services) 2,368,192
42,434 Fortum OYJ (Utilities) 871,422

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Finland – (continued)
129,452 Kesko OYJ, Class B (Consumer
Staples) $ 2,756,823
61,174 Kone OYJ, Class B (Industrials) 4,156,078
102,264 Metso Corp. (Industrials) 1,682,918
1,605,131 Nokia OYJ (Information
Technology) 9,764,985
695,698 Nordea Bank Abp (Financials) 12,304,665
155,658 Orion OYJ, Class B (Health
Care) 11,137,010
548,443 Sampo OYJ, Class A
(Financials) 6,450,885
189,592 UPM- Kymmene OYJ
(Materials)
(a)
5,172,931
84,203 Wartsila OYJ Abp (Industrials) 2,727,417
59,393,326
France – 8.2%
112,055 Accor SA (Consumer
Discretionary) 6,062,721
20,808 Aeroports de Paris SA
(Industrials) 3,049,985
62,362 Air Liquide SA (Materials) 11,950,437
47,448 Airbus SE (Industrials) 11,258,204
207,606 Alstom SA (Industrials)* 5,430,726
41,622 Amundi SA (Financials)
(b)
3,333,006
390,977 AXA SA (Financials) 17,650,820
35,952 BioMerieux (Health Care) 4,502,032
210,222 BNP Paribas SA (Financials) 17,978,390
1,053,829 Bollore SE (Communication
Services) 5,846,044
438,085 Bouygues SA (Industrials) 21,872,220
282,783 Bureau Veritas SA
(Industrials)
(a)
9,051,314
63,708 Capgemini SE (Information
Technology) 9,966,621
913,277 Carrefour SA (Consumer
Staples) 14,059,628
102,289 Cie de Saint-Gobain SA
(Industrials) 10,202,071
154,066 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 5,033,259
23,788 Covivio SA REIT (Real Estate) 1,537,720
616,142 Credit Agricole SA (Financials) 11,812,856
84,679 Danone SA (Consumer Staples) 7,567,118
3,860 Dassault Aviation SA
(Industrials) 1,212,214
84,280 Dassault Systemes (Information
Technology) 2,358,228
144,954 Eiffage SA (Industrials) 20,018,947
189,581 Engie SA (Utilities) 4,818,402
30,010 EssilorLuxottica SA (Health
Care) 10,751,441
101,798 FDJ UNITED (Consumer
Discretionary)
(b)
2,866,118
32,789 Gecina SA REIT (Real Estate) 3,040,458
223,850 Getlink SE (Industrials) 4,047,516
4,706 Hermes International SCA
(Consumer Discretionary) 11,469,257
75,823 Ipsen SA (Health Care) 10,937,956
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
3,795 Kering (Consumer
Discretionary) $ 1,289,576
103,307 Klepierre SA REIT (Real
Estate) 4,023,609
22,145 Legrand SA (Industrials) 3,355,186
47,598 L'Oreal SA (Consumer Staples) 20,748,101
31,587 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 23,296,357
367,297 Orange SA (Communication
Services)
(a)
6,048,725
28,145 Publicis Groupe SA
(Communication Services) 2,743,097
160,680 Rexel SA (Industrials) 6,114,590
34,872 Safran SA (Industrials) 11,748,650
252,506 Societe Generale SA
(Financials) 17,565,176
10,067 Thales SA (Industrials) 2,633,407
307,935 TotalEnergies SE (Energy) 20,298,851
9,869 Unibail - Rodamco -Westfield
REIT (Real Estate)* 1,049,367
174,976 Veolia Environnement SA
(Utilities) 5,947,876
98,773 Vinci SA (Industrials) 14,013,647
390,561,924
Germany – 8.9%
57,938 adidas AG (Consumer
Discretionary) 10,785,293
75,465 Allianz SE (Financials) 32,606,387
47,523 BASF SE (Materials) 2,476,363
611,368 Bayer AG (Health Care) 21,629,823
45,903 Beiersdorf AG (Consumer
Staples) 4,936,253
125,196 Brenntag SE (Industrials) 7,184,901
167,658 Commerzbank AG (Financials) 6,592,221
86,184 Continental AG (Consumer
Discretionary) 6,455,348
23,136 Covestro AG (Materials)* 1,662,046
166,683 Daimler Truck Holding AG
(Industrials) 7,054,905
647,928 Deutsche Bank AG (Financials) 23,017,288
28,091 Deutsche Boerse AG
(Financials) 7,514,536
161,956 Deutsche Lufthansa AG
(Industrials) 1,554,414
375,322 Deutsche Post AG (Industrials) 19,527,059
464,135 Deutsche Telekom AG
(Communication Services) 14,952,983
191,394 E.ON SE (Utilities) 3,409,579
329,777 Evonik Industries AG
(Materials) 5,078,733
268,621 Fresenius Medical Care AG
(Health Care) 12,859,615
211,554 Fresenius SE & Co. KGaA
(Health Care) 11,620,420
121,306 GEA Group AG (Industrials) 8,221,654
4,098 Hannover Rueck SE
(Financials) 1,233,690

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
62,029 Heidelberg Materials AG
(Materials) $ 15,930,898
37,341 Henkel AG & Co. KGaA
(Consumer Staples) 2,803,847
34,255 Hensoldt AG (Industrials) 2,717,231
7,387 HOCHTIEF AG (Industrials) 2,613,046
45,281 Infineon Technologies AG
(Information Technology) 1,909,174
79,596 Knorr- Bremse AG (Industrials) 8,443,092
289,794 Mercedes-Benz Group AG
(Consumer Discretionary) 19,560,406
12,938 Merck KGaA (Health Care) 1,741,764
4,050 MTU Aero Engines AG
(Industrials) 1,655,891
18,927 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 11,949,363
81,294 Nemetschek SE (Information
Technology) 9,080,783
18,832 Rational AG (Industrials) 14,074,934
7,073 Rheinmetall AG (Industrials) 12,152,794
42,977 RWE AG (Utilities) 2,181,619
166,513 SAP SE (Information
Technology) 40,301,611
47,064 Scout24 SE (Communication
Services)
(b)
4,812,035
97,639 Siemens AG (Industrials) 25,869,814
130,887 Siemens Energy AG
(Industrials)* 17,514,183
33,972 Siemens Healthineers AG
(Health Care)
(b)
1,689,019
33,087 Talanx AG (Financials) 4,300,703
343,082 Zalando SE (Consumer
Discretionary)*
(b)
9,237,405
420,913,123
Hong Kong – 1.8%
815,101 AIA Group Ltd. (Financials) 8,438,289
286,868 CK Asset Holdings Ltd. (Real
Estate) 1,470,891
339,228 CLP Holdings Ltd. (Utilities) 2,962,842
34,605 Futu Holdings Ltd. ADR
(Financials) 5,871,084
142,988 Hang Seng Bank Ltd.
(Financials) 2,795,260
2,773,785 HKT Trust & HKT Ltd.
(Communication Services) 4,239,627
4,403,064 Hong Kong & China Gas Co.
Ltd. (Utilities) 4,094,506
277,041 Hong Kong Exchanges &
Clearing Ltd. (Financials) 14,624,929
246,731 Hongkong Land Holdings Ltd.
(Real Estate) 1,566,742
268,276 Link REIT (Real Estate) 1,270,810
709,644 MTR Corp. Ltd. (Industrials) 2,814,659
252,830 Power Assets Holdings Ltd.
(Utilities) 1,690,274
300,398 Prudential PLC (Financials) 4,352,432
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
1,199,825 Sino Land Co. Ltd. (Real
Estate) $ 1,608,890
302,976 Sun Hung Kai Properties Ltd.
(Real Estate) 3,837,011
112,202 Swire Pacific Ltd., Class A
(Industrials) 961,966
556,222 Techtronic Industries Co. Ltd.
(Industrials) 6,508,403
17,982,047 WH Group Ltd. (Consumer
Staples)
(b)
18,800,589
87,909,204
Indonesia – 0.3%
193,836 Jardine Matheson Holdings Ltd.
(Industrials) 12,715,642
Ireland – 0.2%
11,356 AerCap Holdings NV
(Industrials) 1,521,704
506,803 AIB Group PLC (Financials) 5,205,309
234,350 Bank of Ireland Group PLC
(Financials) 4,340,721
11,067,734
Israel – 0.9%
205,599 Bank Hapoalim BM
(Financials) 4,437,720
286,428 Bank Leumi Le-Israel BM
(Financials) 5,991,444
13,266 Check Point Software
Technologies Ltd. (Information
Technology)* 2,477,691
5,417 Elbit Systems Ltd. (Industrials) 2,538,782
192,290 ICL Group Ltd. (Materials) 1,063,159
365,328 Israel Discount Bank Ltd., Class
A (Financials) 3,815,319
56,588 Mizrahi Tefahot Bank Ltd.
(Financials) 3,954,346
38,970 Nice Ltd. (Information
Technology)* 4,063,864
4,242 Nova Ltd. (Information
Technology)* 1,321,879
75,392 Phoenix Financial Ltd.
(Financials) 3,029,019
94,053 Wix.com Ltd. (Information
Technology)* 9,001,813
41,695,036
Italy – 3.5%
350,589 Banca Mediolanum SpA
(Financials) 7,502,798
525,750 Banco BPM SpA (Financials)
(a)
7,575,130
391,639 BPER Banca SpA (Financials) 4,717,885
62,665 Coca-Cola HBC AG (Consumer
Staples)* 3,145,221
1,268,166 Enel SpA (Utilities) 13,110,534
567,028 Eni SpA (Energy) 10,615,899
2,889 Ferrari NV (Consumer
Discretionary) 1,132,586
574,737 FinecoBank Banca Fineco SpA
(Financials) 14,107,290

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
266,592 Generali (Financials) $ 10,575,070
236,611 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(a)(b)
2,165,213
2,492,743 Intesa Sanpaolo SpA
(Financials)
(a)
16,160,043
80,561 Leonardo SpA (Industrials) 4,385,856
60,013 Moncler SpA (Consumer
Discretionary) 4,047,949
204,175 Nexi SpA (Financials)
(b)
952,324
418,216 Poste Italiane SpA (Financials)
(a)
(b)
10,003,286
39,414 Prysmian SpA (Industrials) 3,947,529
74,712 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 4,413,389
103,737 Ryanair Holdings PLC
(Industrials) 3,397,463
455,195 Snam SpA (Utilities) 3,029,139
10,279,587 Telecom Italia SpA
(Communication Services)* 5,783,655
167,477 Terna - Rete Elettrica Nazionale
(Utilities) 1,766,394
274,088 UniCredit SpA (Financials) 20,386,579
492,615 Unipol Assicurazioni SpA
(Financials) 11,294,025
164,215,257
Ivory Coast – 0.0%
47,107 Endeavour Mining PLC
(Materials) 2,178,347
Japan – 19.5%
244,086 Advantest Corp. (Information
Technology) 32,182,438
228,703 Aeon Co. Ltd. (Consumer
Staples) 4,143,914
120,858 AGC, Inc. (Industrials)
(a)
4,182,980
810,958 Aisin Corp. (Consumer
Discretionary) 14,447,057
82,756 Ajinomoto Co., Inc. (Consumer
Staples) 1,921,339
601,855 ANA Holdings, Inc.
(Industrials) 11,364,087
479,005 Asahi Group Holdings Ltd.
(Consumer Staples) 5,563,579
474,346 Asahi Kasei Corp. (Materials) 3,963,776
503,100 Asics Corp. (Consumer
Discretionary) 12,060,859
506,943 Astellas Pharma, Inc. (Health
Care) 6,396,480
109,272 Bandai Namco Holdings, Inc.
(Consumer Discretionary) 3,204,985
80,137 Bridgestone Corp. (Consumer
Discretionary) 3,760,610
200,468 Canon, Inc. (Information
Technology) 5,917,050
157,917 Capcom Co. Ltd.
(Communication Services) 3,868,739
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
58,380 Central Japan Railway Co.
(Industrials) $ 1,596,705
223,509 Chubu Electric Power Co., Inc.
(Utilities) 3,494,790
302,769 Dai Nippon Printing Co. Ltd.
(Industrials) 5,122,141
366,063 Dai-ichi Life Holdings, Inc.
(Financials) 2,858,364
184,897 Daiichi Sankyo Co. Ltd. (Health
Care) 4,578,289
9,020 Daikin Industries Ltd.
(Industrials) 1,172,513
81,815 Daito Trust Construction Co.
Ltd. (Real Estate) 1,565,521
107,586 Daiwa House Industry Co. Ltd.
(Real Estate) 3,672,609
376,676 Daiwa Securities Group, Inc.
(Financials) 3,124,685
76,181 Denso Corp. (Consumer
Discretionary) 1,005,413
15,933 Disco Corp. (Information
Technology) 4,464,916
55,396 East Japan Railway Co.
(Industrials) 1,436,285
50,380 Ebara Corp. (Industrials) 1,319,791
187,673 Eisai Co. Ltd. (Health Care) 5,889,360
2,017,858 ENEOS Holdings, Inc. (Energy) 13,299,372
22,664 Fast Retailing Co. Ltd.
(Consumer Discretionary) 8,298,757
118,466 FUJIFILM Holdings Corp.
(Information Technology) 2,550,758
71,398 Fujikura Ltd. (Industrials) 8,212,715
291,561 Fujitsu Ltd. (Information
Technology) 7,748,180
163,625 Hankyu Hanshin Holdings, Inc.
(Industrials) 4,111,334
12,172 Hikari Tsushin, Inc. (Industrials) 3,388,348
519,649 Hitachi Ltd. (Industrials) 16,543,520
82,919 Hoya Corp. (Health Care) 12,460,433
196,102 Hulic Co. Ltd. (Real Estate) 2,164,599
1,703,840 Idemitsu Kosan Co. Ltd.
(Energy) 12,632,764
286,772 IHI Corp. (Industrials) 5,118,894
485,734 Inpex Corp. (Energy) 10,368,343
154,702 Isuzu Motors Ltd. (Consumer
Discretionary) 2,352,997
112,243 ITOCHU Corp. (Industrials) 6,732,422
595,229 Japan Airlines Co. Ltd.
(Industrials)
(a)
11,111,196
107,220 Japan Exchange Group, Inc.
(Financials) 1,230,917
720,899 Japan Post Holdings Co. Ltd.
(Financials) 7,091,188
350,500 Japan Post Insurance Co. Ltd.
(Financials) 9,759,196
98,345 Japan Tobacco, Inc. (Consumer
Staples) 3,697,469
690,440 JFE Holdings, Inc. (Materials) 8,472,878
113,332 Kajima Corp. (Industrials) 4,226,801

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
75,140 Kao Corp. (Consumer Staples) $ 3,040,269
44,956 Kawasaki Heavy Industries Ltd.
(Industrials) 2,846,877
327,694 Kawasaki Kisen Kaisha Ltd.
(Industrials)
(a)
4,364,703
93,514 KDDI Corp. (Communication
Services) 1,611,701
7,128 Keyence Corp. (Information
Technology) 2,427,311
333,565 Kirin Holdings Co. Ltd.
(Consumer Staples) 5,244,484
74,333 Komatsu Ltd. (Industrials) 2,439,818
16,082 Konami Group Corp.
(Communication Services) 2,456,357
519,361 Kubota Corp. (Industrials) 7,501,696
243,179 Kyocera Corp. (Information
Technology) 3,330,173
124,240 Kyowa Kirin Co. Ltd. (Health
Care) 2,094,286
40,253 Lasertec Corp. (Information
Technology) 7,243,218
1,932,077 LY Corp. (Communication
Services) 5,206,270
33,520 Makita Corp. (Industrials) 974,561
267,381 Marubeni Corp. (Industrials) 7,057,625
497,907 MatsukiyoCocokara & Co.
(Consumer Staples) 9,221,091
2,273,999 Mitsubishi Chemical Group
Corp. (Materials) 12,842,520
617,170 Mitsubishi Corp. (Industrials) 14,641,226
138,303 Mitsubishi Electric Corp.
(Industrials) 3,742,734
85,304 Mitsubishi Estate Co. Ltd. (Real
Estate) 2,014,388
1,044,135 Mitsubishi HC Capital, Inc.
(Financials) 8,360,440
366,610 Mitsubishi Heavy Industries
Ltd. (Industrials) 9,272,731
1,360,153 Mitsubishi UFJ Financial
Group, Inc. (Financials) 21,123,555
286,146 Mitsui & Co. Ltd. (Industrials) 7,604,277
84,600 Mitsui Fudosan Co. Ltd. (Real
Estate) 994,003
261,843 Mizuho Financial Group, Inc.
(Financials) 9,183,382
662,143 MonotaRO Co. Ltd.
(Industrials) 9,727,413
404,843 MS&AD Insurance Group
Holdings, Inc. (Financials) 8,989,305
130,926 Murata Manufacturing Co. Ltd.
(Information Technology) 2,695,708
347,599 NEC Corp. (Information
Technology) 13,122,113
253,096 NIDEC Corp. (Industrials) 3,193,502
77,612 Nintendo Co. Ltd.
(Communication Services) 6,604,853
2,662 Nippon Building Fund, Inc.
REIT (Real Estate) 2,546,854
1,322,871 Nippon Steel Corp. (Materials) 5,356,759
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
233,961 Nippon Yusen KK (Industrials) $ 7,421,384
80,888 Nitto Denko Corp. (Materials) 2,001,337
1,161,558 Nomura Holdings, Inc.
(Financials) 8,764,720
28,001 Nomura Research Institute Ltd.
(Information Technology) 1,118,605
7,512,475 NTT, Inc. (Communication
Services) 7,500,440
95,826 Obayashi Corp. (Industrials) 1,955,207
123,631 Obic Co. Ltd. (Information
Technology) 3,978,692
448,775 Olympus Corp. (Health Care) 6,039,266
139,643 ORIX Corp. (Financials) 3,796,894
152,038 Osaka Gas Co. Ltd. (Utilities) 5,343,008
165,225 Otsuka Corp. (Information
Technology) 3,268,501
103,209 Otsuka Holdings Co. Ltd.
(Health Care) 5,850,604
614,614 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 3,730,221
93,842 Panasonic Holdings Corp.
(Consumer Discretionary) 1,179,565
687,802 Rakuten Group, Inc. (Consumer
Discretionary)* 4,207,030
373,059 Recruit Holdings Co. Ltd.
(Industrials) 19,139,445
376,519 Renesas Electronics Corp.
(Information Technology) 4,467,318
400,634 Ryohin Keikaku Co. Ltd.
(Consumer Discretionary) 7,956,198
176,856 Sanrio Co. Ltd. (Consumer
Discretionary) 6,328,509
251,054 SBI Holdings, Inc. (Financials) 5,289,750
17,070 SCREEN Holdings Co. Ltd.
(Information Technology) 1,406,183
79,643 SCSK Corp. (Information
Technology) 2,902,976
87,720 Secom Co. Ltd. (Industrials) 2,967,471
36,028 Seibu Holdings, Inc.
(Industrials) 1,119,512
195,076 Sekisui Chemical Co. Ltd.
(Industrials) 3,323,355
262,583 Sekisui House Ltd. (Consumer
Discretionary) 5,884,350
555,828 Seven & i Holdings Co. Ltd.
(Consumer Staples) 7,650,872
137,286 Shimadzu Corp. (Information
Technology) 3,922,834
40,293 Shin-Etsu Chemical Co. Ltd.
(Materials) 1,214,083
168,188 Shionogi & Co. Ltd. (Health
Care) 2,888,997
740,250 Shiseido Co. Ltd. (Consumer
Staples) 10,535,695
4,320,392 SoftBank Corp.
(Communication Services) 6,179,503
77,882 SoftBank Group Corp.
(Communication Services) 8,397,082

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
290,635 Sompo Holdings, Inc.
(Financials) $ 9,224,705
710,048 Sony Group Corp. (Consumer
Discretionary) 20,816,851
702,402 Subaru Corp. (Consumer
Discretionary) 15,794,480
475,833 Sumitomo Corp. (Industrials) 14,935,149
304,908 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) 11,998,975
331,480 Sumitomo Mitsui Financial
Group, Inc. (Financials) 9,979,449
200,472 Sumitomo Mitsui Trust Group,
Inc. (Financials) 5,807,971
23,080 Sumitomo Realty &
Development Co. Ltd. (Real
Estate) 1,115,472
31,412 Suntory Beverage & Food Ltd.
(Consumer Staples) 996,810
441,372 Suzuki Motor Corp. (Consumer
Discretionary) 6,904,127
44,304 T&D Holdings, Inc. (Financials) 963,303
33,872 Taisei Corp. (Industrials) 2,897,733
382,057 Takeda Pharmaceutical Co. Ltd.
(Health Care) 11,032,034
283,811 TDK Corp. (Information
Technology) 4,655,010
84,436 TIS, Inc. (Information
Technology) 2,792,529
27,554 Toho Co. Ltd. (Communication
Services) 1,588,262
348,930 Tokio Marine Holdings, Inc.
(Financials) 12,318,202
68,943 Tokyo Electron Ltd.
(Information Technology) 14,049,262
215,461 Tokyo Gas Co. Ltd. (Utilities) 8,742,705
328,969 Tokyu Corp. (Industrials) 3,843,066
144,735 Toray Industries, Inc.
(Materials) 941,404
785,673 Toyota Motor Corp. (Consumer
Discretionary) 15,773,877
413,908 Toyota Tsusho Corp.
(Industrials) 13,405,261
224,460 Trend Micro, Inc. (Information
Technology) 11,213,650
154,268 West Japan Railway Co.
(Industrials) 3,072,508
183,366 Yokogawa Electric Corp.
(Information Technology) 5,865,832
184,288 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 11,108,061
1,226,474 ZOZO, Inc. (Consumer
Discretionary) 10,578,879
925,073,733
Luxembourg – 0.2%
23,346 ArcelorMittal (Materials) 1,007,363
531,436 CVC Capital Partners PLC
(Financials)
(b)
8,782,639
Shares Description Value
a
Common Stocks – (continued)
Luxembourg – (continued)
29,048 Eurofins Scientific SE (Health
Care) $ 1,976,852
11,766,854
Mexico – 0.1%
149,565 Fresnillo PLC (Materials) 5,219,897
Netherlands – 4.4%
328,973 ABN AMRO Bank NV
(Financials)
(b)
11,129,173
2,269 Adyen NV (Financials)*
(b)
3,530,188
69,720 Akzo Nobel NV (Materials) 4,534,397
4,087 Argenx SE (Health Care)* 3,711,056
63,593 ASML Holding NV
(Information Technology) 66,673,533
137,745 ASR Nederland NV (Financials) 9,297,460
36,364 Euronext NV (Financials)
(b)
5,583,359
131,794 EXOR NV (Financials) 11,104,432
125,948 Heineken Holding NV
(Consumer Staples) 8,996,703
12,495 IMCD NV (Industrials) 1,120,643
661,739 ING Groep NV (Financials) 17,164,388
248,603 JDE Peet’s NV (Consumer
Staples) 9,122,887
568,080 Koninklijke Ahold Delhaize NV
(Consumer Staples) 23,503,530
746,832 Koninklijke KPN NV
(Communication Services) 3,414,941
34,463 Koninklijke Philips NV (Health
Care) 970,304
27,706 Nebius Group NV (Information
Technology)*
(a)
2,628,468
212,841 NN Group NV (Financials) 15,433,356
135,189 Randstad NV (Industrials) 5,259,076
62,299 Wolters Kluwer NV
(Industrials) 6,622,784
209,800,678
New Zealand – 0.3%
171,247 Contact Energy Ltd. (Utilities) 946,671
341,708 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) 7,316,674
47,127 Xero Ltd. (Information
Technology)* 3,778,245
12,041,590
Norway – 0.6%
253,672 DNB Bank ASA (Financials) 6,785,558
46,098 Equinor ASA (Energy) 1,062,601
242,163 Gjensidige Forsikring ASA
(Financials) 6,781,828
162,232 Mowi ASA (Consumer Staples) 3,683,445
679,495 Norsk Hydro ASA (Materials) 4,863,519
258,973 Orkla ASA (Consumer Staples) 2,773,503
250,764 Telenor ASA (Communication
Services) 3,622,940
29,573,394
Poland – 0.2%
618,728 InPost SA (Industrials)* 7,252,458

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Portugal – 0.2%
3,590,939 Banco Comercial Portugues SA,
Class R (Financials) $ 3,423,157
208,699 EDP SA (Utilities) 931,523
309,150 Jeronimo Martins SGPS SA
(Consumer Staples) 7,333,549
11,688,229
Singapore – 1.7%
634,723 CapitaLand Ascendas REIT
(Real Estate) 1,377,116
1,275,694 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) 2,314,698
558,680 CapitaLand Investment Ltd.
(Real Estate) 1,143,112
451,089 DBS Group Holdings Ltd.
(Financials) 18,877,368
782,827 Keppel Ltd. (Industrials) 6,189,359
770,456 Oversea-Chinese Banking Corp.
Ltd. (Financials) 11,005,240
29,797 Sea Ltd. ADR (Consumer
Discretionary)* 4,142,081
474,356 Sembcorp Industries Ltd.
(Utilities) 2,245,147
1,121,379 Singapore Airlines Ltd.
(Industrials) 5,619,233
970,582 Singapore Exchange Ltd.
(Financials) 12,634,840
554,076 Singapore Technologies
Engineering Ltd. (Industrials) 3,550,809
993,889 Singapore Telecommunications
Ltd. (Communication Services) 3,629,769
333,970 United Overseas Bank Ltd.
(Financials) 8,762,152
81,490,924
South Korea – 0.1%
273,642 Delivery Hero SE (Consumer
Discretionary)*
(b)
6,383,265
Spain – 3.9%
14,359 Acciona SA (Utilities)
(a)
2,881,266
180,707 ACS Actividades de
Construccion y Servicios SA
(Industrials) 16,704,167
174,969 Aena SME SA (Industrials)
(b)
4,763,796
68,084 Amadeus IT Group SA
(Consumer Discretionary) 5,004,805
1,320,737 Banco Bilbao Vizcaya
Argentaria SA (Financials) 28,456,099
2,346,368 Banco de Sabadell SA
(Financials) 8,545,021
3,455,026 Banco Santander SA
(Financials) 37,061,957
272,045 Bankinter SA (Financials)
(a)
4,281,190
809,276 CaixaBank SA (Financials) 9,031,402
175,672 Endesa SA (Utilities) 6,373,171
1,028,452 Grifols SA (Health Care) 12,568,298
776,508 Iberdrola SA (Utilities) 16,387,900
Shares Description Value
a
Common Stocks – (continued)
Spain – (continued)
234,679 Industria de Diseno Textil SA
(Consumer Discretionary) $ 13,141,218
925,170 Mapfre SA (Financials)
(a)
4,281,942
29,103 Naturgy Energy Group SA
(Utilities) 895,726
85,998 Redeia Corp. SA (Utilities) 1,535,001
96,336 Repsol SA (Energy) 1,786,609
2,235,424 Telefonica SA (Communication
Services)
(a)
9,689,795
183,389,363
Sweden – 2.4%
48,535 AddTech AB, Class B
(Industrials) 1,669,335
55,818 Alfa Laval AB (Industrials) 2,637,695
109,346 Assa Abloy AB, Class B
(Industrials) 4,157,391
189,765 Atlas Copco AB, Class A
(Industrials) 3,223,193
113,573 Atlas Copco AB, Class B
(Industrials) 1,737,597
60,124 Beijer Ref AB (Industrials) 958,427
79,022 Boliden AB (Materials)* 3,785,315
606,449 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary)
(a)
11,014,363
176,415 Hexagon AB, Class B
(Information Technology) 2,064,963
93,983 Holmen AB, Class B (Materials) 3,443,743
122,679 Industrivarden AB, Class A
(Financials) 5,155,984
118,128 Industrivarden AB, Class C
(Financials) 4,968,471
96,014 Indutrade AB (Industrials) 2,384,126
89,487 Investment AB Latour , Class B
(Industrials) 2,141,407
159,781 Investor AB, Class B
(Financials) 5,444,760
95,715 L E Lundbergforetagen AB,
Class B (Financials) 5,094,381
63,444 Saab AB, Class B (Industrials) 3,199,191
70,421 Sandvik AB (Industrials) 2,128,664
119,327 Securitas AB, Class B
(Industrials) 1,821,835
275,504 Skandinaviska Enskilda Banken
AB, Class A (Financials) 5,487,150
326,159 Skanska AB, Class B
(Industrials) 8,375,509
60,239 SKF AB, Class B (Industrials) 1,577,547
113,860 Svenska Cellulosa AB SCA,
Class B (Materials) 1,480,630
240,876 Svenska Handelsbanken AB,
Class A (Financials) 3,343,035
236,661 Swedbank AB, Class A
(Financials) 7,535,113
117,243 Tele2 AB, Class B
(Communication Services) 1,867,087
1,350,240 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 13,038,923

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
43,888 Trelleborg AB, Class B
(Industrials) $ 1,846,397
33,359 Volvo AB, Class B
(Industrials)
(a)
1,000,231
112,582,463
Switzerland – 4.7%
154,154 ABB Ltd. (Industrials) 11,081,349
272,843 Avolta AG (Consumer
Discretionary)* 14,992,008
22,502 Baloise Holding AG
(Financials) 5,890,678
20,495 Banque Cantonale Vaudoise
(Financials)
(a)
2,486,099
2,869 Belimo Holding AG
(Industrials) 2,806,650
7,910 BKW AG (Utilities) 1,651,057
161 Chocoladefabriken Lindt &
Spruengli AG (Consumer
Staples) 2,370,035
23,763 Cie Financiere Richemont SA
(Consumer Discretionary) 5,039,964
31,621 DSM- Firmenich AG (Materials) 2,596,734
11,273 EMS- Chemie Holding AG
(Materials) 7,693,635
21,613 Galderma Group AG (Health
Care) 4,306,719
20,376 Geberit AG (Industrials) 15,875,491
27,397 Helvetia Holding AG
(Financials) 7,110,698
55,627 Julius Baer Group Ltd.
(Financials) 3,976,574
55,590 Kuehne + Nagel International
AG (Industrials) 11,153,308
111,442 Logitech International SA
(Information Technology) 12,532,801
6,240 Lonza Group AG (Health Care) 4,274,239
10,169 Partners Group Holding AG
(Financials) 12,066,783
32,734 Sandoz Group AG (Health Care) 2,312,314
10,375 Schindler Holding AG
(Industrials) 3,521,001
12,888 Schindler Holding AG
Participation Certificates
(Industrials) 4,606,583
123,772 SGS SA (Industrials) 14,206,149
19,545 Sika AG (Materials) 3,852,041
23,887 Sonova Holding AG (Health
Care) 5,952,785
52,723 Straumann Holding AG (Health
Care) 6,014,605
8,494 Swiss Life Holding AG
(Financials) 9,317,535
15,462 Swiss Prime Site AG (Real
Estate) 2,281,894
4,894 Swisscom AG (Communication
Services) 3,513,782
421,954 UBS Group AG (Financials) 16,301,156
11,651 VAT Group AG (Industrials)
(b)
5,127,920
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
26,034 Zurich Insurance Group AG
(Financials) $ 18,714,521
223,627,108
United Kingdom – 10.0%
217,944 3i Group PLC (Financials) 9,119,546
337,470 Admiral Group PLC
(Financials) 14,183,536
148,346 Associated British Foods PLC
(Consumer Staples) 4,198,491
236,147 AstraZeneca PLC (Health Care) 43,723,944
1,662,013 Auto Trader Group PLC
(Communication Services)
(b)
14,071,858
1,108,373 Aviva PLC (Financials) 9,572,303
160,224 BAE Systems PLC (Industrials) 3,503,961
3,411,587 Barclays PLC (Financials) 19,448,830
613,105 Barratt Redrow PLC (Consumer
Discretionary) 3,203,966
196,199 British American Tobacco PLC
(Consumer Staples) 11,493,001
570,995 BT Group PLC
(Communication Services) 1,369,011
150,602 Bunzl PLC (Industrials) 4,318,214
4,379,555 Centrica PLC (Utilities) 9,951,998
1,367,662 CK Hutchison Holdings Ltd.
(Industrials) 9,652,824
27,465 Coca-Cola Europacific Partners
PLC (Consumer Staples) 2,518,266
111,586 Compass Group PLC
(Consumer Discretionary) 3,507,039
146,606 DCC PLC (Industrials)
(a)
9,700,999
40,287 Diageo PLC (Consumer
Staples) 926,415
160,082 Halma PLC (Information
Technology) 7,551,073
129,557 Hikma Pharmaceuticals PLC
(Health Care) 2,667,645
3,033,710 HSBC Holdings PLC
(Financials) 43,018,490
141,074 Imperial Brands PLC
(Consumer Staples) 5,996,495
358,952 Informa PLC (Communication
Services) 4,564,921
20,411 InterContinental Hotels Group
PLC (Consumer Discretionary) 2,708,516
746,127 International Consolidated
Airlines Group SA (Industrials) 3,921,743
61,633 Intertek Group PLC
(Industrials) 3,777,766
2,845,050 J Sainsbury PLC (Consumer
Staples) 12,145,953
10,110,403 JD Sports Fashion PLC
(Consumer Discretionary) 10,349,976
4,022,607 Kingfisher PLC (Consumer
Discretionary) 16,288,351
305,350 Land Securities Group PLC
REIT (Real Estate) 2,447,764
1,798,396 Legal & General Group PLC
(Financials) 5,883,321

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
8,755,086 Lloyds Banking Group PLC
(Financials) $ 11,152,717
2,643,438 M&G PLC (Financials) 9,540,967
1,265,650 Marks & Spencer Group PLC
(Consumer Staples) 5,830,885
115,872 Melrose Industries PLC
(Industrials) 913,506
312,649 National Grid PLC (Utilities) 4,749,493
1,701,614 NatWest Group PLC
(Financials) 14,253,834
58,545 Next PLC (Consumer
Discretionary) 10,953,191
287,725 Pearson PLC (Consumer
Discretionary) 3,803,209
619,192 Phoenix Group Holdings PLC
(Financials) 5,710,192
60,332 Reckitt Benckiser Group PLC
(Consumer Staples) 4,678,086
326,096 RELX PLC (Industrials) 13,096,268
787,264 Rolls-Royce Holdings PLC
(Industrials) 11,140,580
782,022 Sage Group PLC (The)
(Information Technology) 11,133,752
354,427 Schroders PLC (Financials) 1,823,989
177,878 Segro PLC REIT (Real Estate) 1,684,230
60,757 Smith & Nephew PLC (Health
Care) 1,009,911
147,052 Smiths Group PLC (Industrials) 4,761,988
23,661 Spirax Group PLC (Industrials) 2,102,074
636,108 Standard Chartered PLC
(Financials) 14,104,988
1,208,952 Tesco PLC (Consumer Staples) 7,213,186
200,342 Unilever PLC (Consumer
Staples) 12,062,199
59,212 United Utilities Group PLC
(Utilities) 970,500
13,020,688 Vodafone Group PLC
(Communication Services) 16,220,728
76,931 Whitbread PLC (Consumer
Discretionary) 2,538,148
672,675 Wise PLC, Class A
(Financials)* 7,870,134
475,104,971
United States – 6.8%
901,550 Aegon Ltd. (Financials) 7,275,931
38,541 Alcon AG (Health Care) 3,065,232
6,245 AP Moller – Maersk A/S, Class
A (Industrials)
(a)
12,518,142
6,218 AP Moller – Maersk A/S, Class
B (Industrials) 12,439,865
2,389,237 BP PLC (Energy) 14,378,796
10,879 CSL Ltd. (Health Care) 1,329,148
3,463 CyberArk Software Ltd.
(Information Technology)* 1,588,097
114,180 Experian PLC (Industrials) 5,027,320
126,258 Ferrovial SE (Industrials) 8,273,016
644,351 GSK PLC (Health Care) 15,290,942
643,867 Haleon PLC (Health Care) 3,164,238
118,504 Holcim AG (Materials)* 11,101,402
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
35,054 Monday.com Ltd. (Information
Technology)* $ 5,042,869
350,263 Nestle SA (Consumer Staples) 34,823,458
368,376 Novartis AG (Health Care) 47,933,152
75,809 QIAGEN NV (Health Care) 3,618,185
12,341 Roche Holding AG (Health
Care) 4,909,042
129,516 Roche Holding AG (Health
Care) 49,583,683
109,152 Sanofi SA (Health Care) 10,863,769
60,479 Schneider Electric SE
(Industrials) 16,213,645
783,795 Shell PLC (Energy) 28,907,456
15,006 Spotify Technology SA
(Communication Services)* 8,986,643
53,882 Swiss Re AG (Financials) 9,498,720
109,387 Tenaris SA (Energy) 2,206,376
318,039,127
Zambia – 0.1%
126,074 First Quantum Minerals Ltd.
(Materials)* 2,879,521
TOTAL COMMON STOCKS
(Cost $3,383,163,908)
4,708,748,312
Shares Description Rate Value
a
Preferred Stocks – 0.2%
Germany – 0.2%
28,908 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.93% 2,334,353
119,546 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 5.14 5,151,386
10,725 Volkswagen
AG (Consumer
Discretionary) 6.46 1,224,526
TOTAL PREFERRED STOCKS
(Cost $8,747,704)
8,710,265
Units Description Expiration Month Value
aa
Warrant – 0.0%
Canada – 0.0%
8,722 Constellation
Software, Inc.
(Information
Technology)*
(c)
(Cost $0)
03/40 —

GOLDMAN SACHS ACTIVEBETA
®
INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 0.2%
(d)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
8,523,024 3.902% $ 8,523,024
(Cost $8,523,024)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $3,400,434,636)
4,725,981,601
a
Securities Lending Reinvestment Vehicle – 2.1%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
97,945,756 3.928% 97,945,756
(Cost $97,945,756)
TOTAL INVESTMENTS – 101.7%
(Cost $3,498,380,392)
$ 4,823,927,357
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.7)%
(79,464,211)
NET ASSETS – 100.0%
$ 4,744,463,146
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Financials 27.4%
Industrials 18.3
Consumer Discretionary 9.8
Health Care 9.5
Information Technology 8.3
Consumer Staples 8.1
Materials 5.0
Communication Services 3.8
Energy 3.6
Utilities 2.9
Real Estate 1.1
Investment Company 0.2
Securities Lending Reinvestment Vehicle 2.0
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At November 30, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EAFE E-Mini Index 168 12/19/25 $ 23,678,760 $ 531,943

GOLDMAN SACHS ACTIVE BETA
®
JAPAN EQUITY ETF
Schedule of Investments
November 30,2025 (Unaudited)
Shares Description Value
Common Stocks – 98.9%
Communication Services – 6.0%
6,420 Capcom Co. Ltd. (Japan) $ 157,281
23,240 KDDI Corp. (Japan) 400,538
1,345 Konami Group Corp. (Japan) 205,435
50,300 LY Corp. (Japan) 135,541
10,969 Nintendo Co. Ltd. (Japan) 933,472
431,579 NTT, Inc. (Japan) 430,887
367,020 SoftBank Corp. (Japan) 524,953
9,697 SoftBank Group Corp. (Japan) 1,045,511
2,200 Toho Co. Ltd. (Japan) 126,812
3,960,430
Consumer Discretionary – 17.7%
38,108 Aisin Corp. (Japan) 678,886
17,700 Asics Corp. (Japan) 424,324
9,678 Bandai Namco Holdings, Inc.
(Japan) 283,859
4,941 Bridgestone Corp. (Japan) 231,868
12,708 Denso Corp. (Japan) 167,716
2,276 Fast Retailing Co. Ltd. (Japan) 833,391
36,236 Honda Motor Co. Ltd. (Japan) 365,030
4,520 Isuzu Motors Ltd. (Japan) 68,749
1,765 Nitori Holdings Co. Ltd. (Japan) 30,561
1,168 Oriental Land Co. Ltd. (Japan) 22,507
41,650 Pan Pacific International
Holdings Corp. (Japan) 252,783
28,165 Panasonic Holdings Corp.
(Japan) 354,025
10,200 Rakuten Group, Inc. (Japan)* 62,390
14,200 Ryohin Keikaku Co. Ltd. (Japan) 281,998
5,300 Sanrio Co. Ltd. (Japan) 189,652
10,914 Sekisui House Ltd. (Japan) 244,577
77,933 Sony Group Corp. (Japan) 2,284,803
36,440 Subaru Corp. (Japan) 819,404
18,252 Sumitomo Electric Industries
Ltd. (Japan) 718,267
16,944 Suzuki Motor Corp. (Japan) 265,045
119,879 Toyota Motor Corp. (Japan) 2,406,798
12,067 Yamaha Motor Co. Ltd. (Japan) 87,496
4,490 Zensho Holdings Co. Ltd.
(Japan) 270,637
29,484 ZOZO, Inc. (Japan) 254,312
11,599,078
Consumer Staples – 4.3%
28,058 Aeon Co. Ltd. (Japan) 508,388
9,104 Ajinomoto Co., Inc. (Japan) 211,367
18,129 Asahi Group Holdings Ltd.
(Japan) 210,566
11,541 Japan Tobacco, Inc. (Japan) 433,906
5,272 Kao Corp. (Japan) 213,312
3,870 Kikkoman Corp. (Japan) 35,464
16,014 Kirin Holdings Co. Ltd. (Japan) 251,780
15,618 MatsukiyoCocokara & Co.
(Japan) 289,241
25,841 Seven & i Holdings Co. Ltd.
(Japan) 355,697
14,765 Shiseido Co. Ltd. (Japan) 210,145
3,564 Suntory Beverage & Food Ltd.
(Japan) 113,098
2,832,964
Shares Description Value
Common Stocks – (continued)
Energy – 3.1%
124,995 ENEOS Holdings, Inc. (Japan) $ 823,822
94,992 Idemitsu Kosan Co. Ltd. (Japan) 704,298
23,108 Inpex Corp. (Japan) 493,257
2,021,377
Financials – 16.7%
3,648 Chiba Bank Ltd. (The) (Japan) 38,444
52,692 Dai-ichi Life Holdings, Inc.
(Japan) 411,440
12,436 Daiwa Securities Group, Inc.
(Japan) 103,162
18,852 Japan Exchange Group, Inc.
(Japan) 216,426
6,389 Japan Post Bank Co. Ltd. (Japan) 76,869
43,444 Japan Post Holdings Co. Ltd.
(Japan) 427,341
19,794 Japan Post Insurance Co. Ltd.
(Japan) 551,137
37,889 Mitsubishi HC Capital, Inc.
(Japan) 303,379
150,632 Mitsubishi UFJ Financial Group,
Inc. (Japan) 2,339,357
33,686 Mizuho Financial Group, Inc.
(Japan) 1,181,438
21,550 MS&AD Insurance Group
Holdings, Inc. (Japan) 478,505
79,115 Nomura Holdings, Inc. (Japan) 596,975
10,557 ORIX Corp. (Japan) 287,045
13,985 Resona Holdings, Inc. (Japan) 142,449
13,708 SBI Holdings, Inc. (Japan) 288,830
18,818 Sompo Holdings, Inc. (Japan) 597,280
33,763 Sony Financial Group, Inc.
(Japan)* 31,978
45,684 Sumitomo Mitsui Financial
Group, Inc. (Japan) 1,375,350
7,146 Sumitomo Mitsui Trust Group,
Inc. (Japan) 207,030
10,431 T&D Holdings, Inc. (Japan) 226,802
27,254 Tokio Marine Holdings, Inc.
(Japan) 962,142
9,536 Yokohama Financial Group, Inc.
(Japan) 75,439
10,918,818
Health Care – 5.3%
22,102 Astellas Pharma, Inc. (Japan) 278,878
5,862 Chugai Pharmaceutical Co. Ltd.
(Japan) 314,568
18,447 Daiichi Sankyo Co. Ltd. (Japan) 456,772
6,388 Eisai Co. Ltd. (Japan) 200,462
4,338 Hoya Corp. (Japan) 651,881
4,100 Kyowa Kirin Co. Ltd. (Japan) 69,113
16,301 Olympus Corp. (Japan) 219,366
6,876 Otsuka Holdings Co. Ltd. (Japan) 389,780
5,703 Shionogi & Co. Ltd. (Japan) 97,961
9,869 Sysmex Corp. (Japan) 93,978
20,504 Takeda Pharmaceutical Co. Ltd.
(Japan) 592,060
6,478 Terumo Corp. (Japan) 101,290
3,466,109

GOLDMAN SACHS ACTIVE BETA
®
JAPAN EQUITY ETF
Schedule of Investments
(continued)
November 30,2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – 25.2%
4,200 AGC, Inc. (Japan) $ 145,365
20,845 ANA Holdings, Inc. (Japan) 393,591
5,029 Central Japan Railway Co.
(Japan) 137,544
7,672 Dai Nippon Printing Co. Ltd.
(Japan) 129,792
2,196 Daifuku Co. Ltd. (Japan) 69,532
1,944 Daikin Industries Ltd. (Japan) 252,701
7,472 East Japan Railway Co. (Japan) 193,731
2,700 Ebara Corp. (Japan) 70,731
6,587 FANUC Corp. (Japan) 212,152
1,428 Fuji Electric Co. Ltd. (Japan) 99,562
4,900 Fujikura Ltd. (Japan) 563,634
7,638 Hankyu Hanshin Holdings, Inc.
(Japan) 191,917
638 Hikari Tsushin, Inc. (Japan) 177,602
64,193 Hitachi Ltd. (Japan) 2,043,645
16,600 IHI Corp. (Japan) 296,311
14,913 ITOCHU Corp. (Japan) 894,493
22,846 Japan Airlines Co. Ltd. (Japan)
(a)
426,468
7,963 Kajima Corp. (Japan) 296,986
2,700 Kawasaki Heavy Industries Ltd.
(Japan) 170,980
8,761 Kawasaki Kisen Kaisha Ltd.
(Japan)
(a)
116,692
11,275 Komatsu Ltd. (Japan) 370,077
18,897 Kubota Corp. (Japan) 272,950
3,065 Makita Corp. (Japan) 89,112
19,463 Marubeni Corp. (Japan) 513,733
5,004 MINEBEA MITSUMI, Inc.
(Japan) 101,683
48,149 Mitsubishi Corp. (Japan) 1,142,247
23,201 Mitsubishi Electric Corp. (Japan) 627,862
46,181 Mitsubishi Heavy Industries Ltd.
(Japan) 1,168,064
29,950 Mitsui & Co. Ltd. (Japan) 795,916
17,178 MonotaRO Co. Ltd. (Japan) 252,359
4,856 NIDEC Corp. (Japan) 61,272
10,668 Nippon Yusen KK (Japan) 338,395
4,323 Obayashi Corp. (Japan) 88,205
20,959 Recruit Holdings Co. Ltd.
(Japan) 1,075,282
5,334 Secom Co. Ltd. (Japan) 180,443
2,800 Seibu Holdings, Inc. (Japan) 87,005
10,059 Sekisui Chemical Co. Ltd.
(Japan) 171,367
2,900 SG Holdings Co. Ltd. (Japan) 29,000
219 SMC Corp. (Japan) 77,018
23,905 Sumitomo Corp. (Japan) 750,315
2,243 Taisei Corp. (Japan) 191,888
6,100 Tokyo Metro Co. Ltd. (Japan)
(a)
62,759
17,180 Tokyu Corp. (Japan)
(a)
200,699
578 Toyota Industries Corp. (Japan) 64,745
22,586 Toyota Tsusho Corp. (Japan) 731,494
9,448 West Japan Railway Co. (Japan) 188,173
16,515,492
Information Technology – 13.7%
12,583 Advantest Corp. (Japan) 1,659,053
12,429 Canon, Inc. (Japan) 366,857
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
1,316 Disco Corp. (Japan) $ 368,784
7,556 FUJIFILM Holdings Corp.
(Japan) 162,692
22,790 Fujitsu Ltd. (Japan) 605,640
2,015 Keyence Corp. (Japan) 686,172
6,968 Kyocera Corp. (Japan) 95,422
1,648 Lasertec Corp. (Japan) 296,545
19,486 Murata Manufacturing Co. Ltd.
(Japan) 401,208
24,942 NEC Corp. (Japan) 941,578
2,693 Nomura Research Institute Ltd.
(Japan) 107,582
4,335 Obic Co. Ltd. (Japan) 139,509
701 Oracle Corp. Japan (Japan) 60,307
3,068 Otsuka Corp. (Japan) 60,692
20,483 Renesas Electronics Corp.
(Japan) 243,026
1,687 SCREEN Holdings Co. Ltd.
(Japan) 138,971
5,647 SCSK Corp. (Japan) 205,832
5,830 Shimadzu Corp. (Japan) 166,587
28,460 TDK Corp. (Japan) 466,795
3,497 TIS, Inc. (Japan) 115,655
6,102 Tokyo Electron Ltd. (Japan) 1,243,471
4,259 Trend Micro, Inc. (Japan) 212,773
7,196 Yokogawa Electric Corp. (Japan) 230,198
8,975,349
Materials – 3.8%
21,606 Asahi Kasei Corp. (Japan) 180,546
33,761 JFE Holdings, Inc. (Japan) 414,305
121,408 Mitsubishi Chemical Group
Corp. (Japan) 685,658
89,480 Nippon Steel Corp. (Japan) 362,335
9,375 Nitto Denko Corp. (Japan) 231,957
15,852 Shin-Etsu Chemical Co. Ltd.
(Japan) 477,642
1,100 Sumitomo Metal Mining Co. Ltd.
(Japan) 36,176
13,921 Toray Industries, Inc. (Japan) 90,547
2,479,166
Real Estate – 1.6%
5,595 Daito Trust Construction Co.
Ltd. (Japan) 107,060
5,923 Daiwa House Industry Co. Ltd.
(Japan) 202,190
12,339 Hulic Co. Ltd. (Japan) 136,199
7,997 Mitsubishi Estate Co. Ltd.
(Japan) 188,843
9,472 Mitsui Fudosan Co. Ltd. (Japan) 111,291
196 Nippon Building Fund, Inc. REIT
(Japan) 187,522
1,998 Sumitomo Realty &
Development Co. Ltd. (Japan) 96,565
1,029,670
Utilities – 1.5%
11,093 Chubu Electric Power Co., Inc.
(Japan) 173,451

GOLDMAN SACHS ACTIVE BETA
®
JAPAN EQUITY ETF
Schedule of Investments
(continued)
November 30,2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Utilities – (continued)
13,028 Kansai Electric Power Co., Inc.
(The) (Japan) $ 222,824
7,057 Osaka Gas Co. Ltd. (Japan) 248,001
7,603 Tokyo Gas Co. Ltd. (Japan) 308,505
952,781
TOTAL COMMON STOCKS
(Cost $49,416,132)
64,751,234
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
155,614 3.902% 155,614
(Cost $155,614)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $49,571,746)
64,906,848
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.6%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
404,877 3.928% $ 404,877
(Cost $404,877)
TOTAL INVESTMENTS – 99.7%
(Cost $49,976,623)
$ 65,311,725
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
199,711
NET ASSETS – 100.0%
$ 65,511,436
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At November 30, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Topix Index Future 33 12/11/25 $ 714,665 $ 47,500

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.8%
Communication Services – 11.2%
1,414,111 Alphabet, Inc., Class A $ 452,770,060
592,297 Alphabet, Inc., Class C 189,606,116
74,941 AST SpaceMobile, Inc.* 4,211,684
2,052,439 AT&T, Inc. 53,404,463
106,817 Charter Communications, Inc.,
Class A* 21,376,218
1,194,827 Comcast Corp., Class A 31,889,933
40,263 EchoStar Corp., Class A* 2,950,875
143,076 Electronic Arts, Inc. 28,905,644
447,253 Fox Corp., Class A 29,295,071
479,391 Fox Corp., Class B 27,929,320
125,595 Live Nation Entertainment, Inc.* 16,509,463
569,816 Meta Platforms, Inc., Class A 369,212,277
770,790 Netflix, Inc.* 82,921,588
1,204,478 News Corp., Class A 30,930,995
577,735 News Corp., Class B
(a)
17,002,741
385,497 Omnicom Group, Inc. 27,609,295
327,828 Paramount Skydance Corp.,
Class B 5,251,805
1,088,423 Pinterest, Inc., Class A* 28,429,609
133,639 Reddit, Inc., Class A* 28,928,834
166,833 ROBLOX Corp., Class A* 15,854,140
67,137 Take-Two Interactive Software,
Inc.* 16,520,402
64,974 TKO Group Holdings, Inc. 12,597,809
97,296 T-Mobile US, Inc. 20,335,837
1,038,746 Verizon Communications, Inc. 42,702,848
338,041 Walt Disney Co. (The) 35,315,143
2,818,562 Warner Bros Discovery, Inc.* 67,645,488
1,660,107,658
Consumer Discretionary – 10.7%
23,321 Airbnb, Inc., Class A* 2,728,324
2,275,811 Amazon.com, Inc.* 530,764,641
8,697 AutoZone, Inc.* 34,390,808
13,084 Booking Holdings, Inc. 64,303,804
31,754 Burlington Stores, Inc.* 8,009,311
1,037,147 Carnival Corp.* 26,737,650
28,735 Carvana Co.* 10,761,258
165,704 D.R. Horton, Inc. 26,348,593
378,256 Deckers Outdoor Corp.* 33,297,876
26,295 Dick's Sporting Goods, Inc. 5,431,758
64,740 DoorDash, Inc., Class A* 12,842,474
139,936 eBay, Inc. 11,585,301
99,047 Expedia Group, Inc. 25,325,327
20,017 Flutter Entertainment PLC
(United Kingdom)* 4,179,750
2,809,016 Ford Motor Co. 37,303,732
16,015 Garmin Ltd. 3,128,050
56,036 Genuine Parts Co. 7,307,094
64,435 Hilton Worldwide Holdings, Inc. 18,365,908
227,296 Home Depot, Inc. (The) 81,126,488
204,390 Lowe’s Cos., Inc. 49,560,487
39,122 Marriott International, Inc.,
Class A 11,923,994
86,569 McDonald's Corp. 26,993,946
274,142 NIKE, Inc., Class B 17,717,797
1,528 NVR, Inc.* 11,471,139
457,315 O'Reilly Automotive, Inc.* 46,508,936
201,092 PulteGroup, Inc. 25,576,891
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
62,879 Ralph Lauren Corp. $ 23,097,343
58,317 Ross Stores, Inc. 10,284,786
52,825 Royal Caribbean Cruises Ltd. 14,064,656
236,000 Tapestry, Inc. 25,790,080
437,151 Tesla, Inc.* 188,049,246
443,691 TJX Cos., Inc. (The) 67,405,537
209,178 Tractor Supply Co. 11,458,771
88,585 Ulta Beauty, Inc.* 47,732,256
71,706 Viking Holdings Ltd.* 4,788,527
179,782 Williams-Sonoma, Inc. 32,362,558
225,937 Yum! Brands, Inc. 34,615,808
1,593,340,905
Consumer Staples – 6.0%
444,477 Altria Group, Inc. 26,228,588
333,570 Archer-Daniels-Midland Co. 20,261,042
16,327 Casey's General Stores, Inc. 9,313,900
153,092 Church & Dwight Co., Inc. 13,037,315
617,869 Coca-Cola Co. (The) 45,178,581
547,275 Colgate-Palmolive Co. 43,995,437
60,265 Constellation Brands, Inc., Class
A 8,218,941
104,627 Costco Wholesale Corp. 95,586,181
253,242 Dollar General Corp. 27,727,467
271,508 Dollar Tree, Inc.* 30,085,802
297,746 Estee Lauder Cos., Inc. (The),
Class A 28,008,966
293,958 General Mills, Inc. 13,918,911
181,200 Kellanova 15,155,568
106,409 Keurig Dr Pepper, Inc. 2,968,811
144,347 Kimberly-Clark Corp. 15,751,145
975,358 Kraft Heinz Co. (The) 24,881,383
663,032 Kroger Co. (The) 44,608,793
204,621 McCormick & Co., Inc. 13,807,825
343,387 Monster Beverage Corp.* 25,750,591
209,665 PepsiCo, Inc. 31,185,572
261,689 Philip Morris International, Inc. 41,210,784
380,545 Procter & Gamble Co. (The) 56,381,547
512,116 Sysco Corp. 39,023,239
259,092 Target Corp. 23,478,917
454,660 Tyson Foods, Inc., Class A 26,393,013
333,035 US Foods Holding Corp.* 26,199,863
1,264,248 Walmart, Inc. 139,712,046
888,070,228
Energy – 2.3%
127,258 Baker Hughes Co. 6,388,352
33,804 Cheniere Energy, Inc. 7,046,782
174,535 Chevron Corp. 26,377,475
99,336 ConocoPhillips 8,810,110
389,071 Coterra Energy, Inc. 10,442,666
93,987 EOG Resources, Inc. 10,136,498
278,001 EQT Corp. 16,919,141
92,118 Expand Energy Corp. 11,231,948
686,390 Exxon Mobil Corp. 79,566,329
683,725 Halliburton Co. 17,927,269
730,395 Kinder Morgan, Inc. 19,954,391
112,309 Marathon Petroleum Corp. 21,757,623
461,664 Occidental Petroleum Corp. 19,389,888
82,359 ONEOK, Inc. 5,997,382
27,781 Phillips 66 3,804,886

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Energy – (continued)
271,118 SLB Ltd. $ 9,825,316
57,489 Targa Resources Corp. 10,078,397
4,226 Texas Pacific Land Corp. 3,652,489
138,973 Valero Energy Corp. 24,564,867
363,425 Williams Cos., Inc. (The) 22,143,485
336,015,294
Financials – 13.0%
50,596 Affirm Holdings, Inc.* 3,589,786
94,301 Aflac, Inc. 10,402,343
67,928 Allstate Corp. (The) 14,467,305
126,986 American Express Co. 46,384,176
149,989 American International Group,
Inc. 11,423,162
85,254 Ameriprise Financial, Inc. 38,853,658
45,628 Aon PLC, Class A 16,148,662
95,037 Apollo Global Management, Inc. 12,530,628
115,866 Arch Capital Group Ltd.* 10,882,135
33,681 Arthur J Gallagher & Co. 8,340,089
1,155,626 Bank of America Corp. 61,999,335
507,257 Bank of New York Mellon Corp.
(The) 56,863,510
308,605 Berkshire Hathaway, Inc., Class
B* 158,564,335
20,098 Blackrock, Inc. 21,048,635
77,999 Blackstone, Inc. 11,420,614
192,352 Block, Inc.* 12,849,114
81,163 Brown & Brown, Inc. 6,527,940
209,863 Capital One Financial Corp. 45,974,687
41,172 Cboe Global Markets, Inc. 10,629,375
146,830 Charles Schwab Corp. (The) 13,615,546
78,173 Chubb Ltd. 23,153,279
92,196 Cincinnati Financial Corp. 15,451,128
493,650 Citigroup, Inc. 51,142,140
226,112 Citizens Financial Group, Inc. 12,232,659
92,029 CME Group, Inc. 25,902,482
16,620 Coinbase Global, Inc., Class A* 4,534,268
193,758 Corebridge Financial, Inc. 5,816,615
18,951 Corpay, Inc.* 5,605,706
191,280 Fidelity National Financial, Inc. 11,367,770
232,933 Fifth Third Bancorp 10,123,268
5,172 First Citizens BancShares, Inc.,
Class A 9,712,447
262,129 Fiserv, Inc.* 16,113,070
242,249 Global Payments, Inc. 18,352,784
214,465 Hartford Insurance Group, Inc.
(The) 29,388,139
640,777 Huntington Bancshares, Inc. 10,444,665
188,082 Interactive Brokers Group, Inc.,
Class A 12,229,092
148,882 Intercontinental Exchange, Inc. 23,419,139
612,878 JPMorgan Chase & Co. 191,879,844
168,222 KeyCorp 3,091,920
334,897 Loews Corp. 36,125,339
25,546 LPL Financial Holdings, Inc. 9,095,398
58,396 M&T Bank Corp. 11,108,087
10,558 Markel Group, Inc.* 21,965,286
126,375 Marsh & McLennan Cos., Inc. 23,183,494
217,924 Mastercard, Inc., Class A 119,973,700
166,357 MetLife, Inc. 12,736,292
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
79,210 Moody's Corp. $ 38,874,684
276,528 Morgan Stanley 46,915,741
188,569 Nasdaq, Inc. 17,144,694
272,722 Northern Trust Corp. 35,819,308
209,084 PayPal Holdings, Inc. 13,107,476
67,385 PNC Financial Services Group,
Inc. (The) 12,851,667
191,247 Principal Financial Group, Inc. 16,221,571
98,366 Progressive Corp. (The) 22,505,157
142,399 Prudential Financial, Inc. 15,414,692
117,404 Raymond James Financial, Inc. 18,378,422
393,092 Regions Financial Corp. 10,004,191
162,165 Robinhood Markets, Inc., Class
A* 20,836,581
23,451 S&P Global, Inc. 11,698,062
355,153 SoFi Technologies, Inc.* 10,555,147
380,097 State Street Corp. 45,239,145
547,421 Synchrony Financial 42,348,489
235,006 T. Rowe Price Group, Inc. 24,059,914
61,378 Travelers Cos., Inc. (The) 17,975,161
184,962 Truist Financial Corp. 8,600,733
341,439 US Bancorp 16,747,583
378,909 Visa, Inc., Class A 126,722,326
190,743 W R Berkley Corp. 14,818,824
521,765 Wells Fargo & Co. 44,793,525
54,888 Willis Towers Watson PLC 17,619,048
1,935,915,187
Health Care – 9.3%
231,341 Abbott Laboratories 29,819,855
292,642 AbbVie, Inc. 66,634,583
84,035 Agilent Technologies, Inc. 12,899,373
45,165 Alnylam Pharmaceuticals, Inc.* 20,379,803
29,590 Amgen, Inc. 10,222,161
22,909 Becton Dickinson & Co. 4,444,804
206,469 Biogen, Inc.* 37,595,940
342,060 Boston Scientific Corp.* 34,746,455
532,091 Bristol-Myers Squibb Co. 26,178,877
135,159 Cardinal Health, Inc. 28,688,849
85,432 Cencora, Inc. 31,518,428
385,103 Centene Corp.* 15,149,952
78,114 Cigna Group (The) 21,659,450
359,901 CVS Health Corp. 28,921,644
49,858 Danaher Corp. 11,306,797
92,045 Edwards Lifesciences Corp.* 7,977,540
49,141 Elevance Health, Inc. 16,622,435
171,482 Eli Lilly & Co. 184,423,747
39,269 GE HealthCare Technologies,
Inc. 3,141,127
281,399 Gilead Sciences, Inc. 35,411,250
18,850 HCA Healthcare, Inc. 9,581,267
181,794 Hologic, Inc.* 13,629,096
73,959 Humana, Inc. 18,176,903
85,927 IDEXX Laboratories, Inc.* 64,692,720
34,136 Insmed, Inc.* 7,092,437
58,060 Insulet Corp.* 18,996,651
37,198 Intuitive Surgical, Inc.* 21,332,309
91,313 IQVIA Holdings, Inc.* 21,002,903
504,132 Johnson & Johnson 104,314,994
81,636 Labcorp Holdings, Inc. 21,942,124

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
23,714 McKesson Corp. $ 20,894,880
208,647 Medtronic PLC 21,976,789
434,533 Merck & Co., Inc. 45,552,094
34,595 Mettler-Toledo International,
Inc.* 51,087,128
193,151 Natera, Inc.* 46,126,390
329,095 Pfizer, Inc. 8,470,905
158,987 Quest Diagnostics, Inc. 30,077,161
22,185 Regeneron Pharmaceuticals, Inc. 17,308,515
22,011 ResMed, Inc. 5,631,074
410,413 Royalty Pharma PLC, Class A 16,424,728
95,713 STERIS PLC 25,486,458
58,158 Stryker Corp. 21,587,087
43,585 Tenet Healthcare Corp.* 9,450,971
38,560 Thermo Fisher Scientific, Inc. 22,782,405
6,495 United Therapeutics Corp.* 3,156,570
146,228 UnitedHealth Group, Inc. 48,221,608
14,938 Veeva Systems, Inc., Class A* 3,589,452
31,578 Vertex Pharmaceuticals, Inc.* 13,692,537
8,883 Waters Corp.* 3,583,580
187,888 Zimmer Biomet Holdings, Inc. 18,322,838
120,174 Zoetis, Inc. 15,403,903
1,377,331,547
Industrials – 7.9%
57,747 3M Co. 9,935,371
9,651 AeroVironment, Inc.* 2,697,068
71,057 AMETEK, Inc. 14,061,470
69,738 Automatic Data Processing, Inc. 17,804,111
11,710 Axon Enterprise, Inc.* 6,325,039
57,731 Bloom Energy Corp., Class A* 6,306,534
49,981 Boeing Co. (The)* 9,446,409
80,759 Broadridge Financial Solutions,
Inc. 18,420,320
63,509 Caterpillar, Inc. 36,565,942
173,747 Cintas Corp. 32,320,417
11,080 Comfort Systems USA, Inc. 10,824,495
19,179 Cummins, Inc. 9,550,758
16,843 Curtiss-Wright Corp. 9,504,336
22,325 Deere & Co. 10,369,739
449,689 Delta Air Lines, Inc. 28,825,065
70,589 Dover Corp. 13,078,730
22,854 Eaton Corp. PLC 7,904,970
45,636 EMCOR Group, Inc. 28,069,335
62,222 Emerson Electric Co. 8,299,170
84,309 Expeditors International of
Washington, Inc. 12,384,992
1,055,114 Fastenal Co. 42,626,606
64,610 FedEx Corp. 17,811,685
113,834 Ferguson Enterprises, Inc. 28,648,603
591,814 Fortive Corp. 31,650,213
15,773 FTAI Aviation Ltd. 2,732,515
45,911 GE Vernova, Inc. 27,536,040
56,174 General Dynamics Corp. 19,190,724
157,268 General Electric Co. 46,936,635
55,157 Honeywell International, Inc. 10,600,624
95,123 Howmet Aerospace, Inc. 19,461,215
18,161 Hubbell, Inc. 7,835,200
96,465 Illinois Tool Works, Inc. 24,046,795
181,453 Ingersoll Rand, Inc. 14,577,934
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
30,790 J.B. Hunt Transport Services, Inc. $ 5,356,228
134,573 Jacobs Solutions, Inc. 18,141,786
178,942 Johnson Controls International
PLC 20,812,744
72,648 L3Harris Technologies, Inc. 20,246,271
106,465 Leidos Holdings, Inc. 20,345,462
40,904 Lennox International, Inc. 20,405,778
8,119 Lockheed Martin Corp. 3,717,365
15,528 Northrop Grumman Corp. 8,885,898
132,134 Otis Worldwide Corp. 11,740,106
62,249 PACCAR, Inc. 6,562,290
16,611 Parker-Hannifin Corp. 14,313,699
43,843 Paychex, Inc. 4,896,825
159,629 Pentair PLC 16,799,356
35,376 Quanta Services, Inc. 16,445,595
114,650 Republic Services, Inc. 24,885,929
191,940 Rocket Lab Corp.* 8,088,352
706,361 Rollins, Inc. 43,427,074
178,052 RTX Corp. 31,143,075
62,974 Snap-on, Inc. 21,414,309
424,926 SS&C Technologies Holdings,
Inc. 36,518,140
91,641 Symbotic, Inc.*
(a)
7,676,767
38,401 Trane Technologies PLC 16,185,253
4,317 TransDigm Group, Inc. 5,871,854
36,857 TransUnion 3,134,688
212,655 Uber Technologies, Inc.* 18,615,819
13,460 Union Pacific Corp. 3,120,432
311,775 United Airlines Holdings, Inc.* 31,788,579
264,097 Veralto Corp. 26,731,898
30,854 Verisk Analytics, Inc. 6,944,310
55,035 Vertiv Holdings Co., Class A 9,891,441
53,375 W.W. Grainger, Inc. 50,633,126
75,263 Waste Management, Inc. 16,397,550
138,193 Westinghouse Air Brake
Technologies Corp. 28,820,150
69,346 Xylem, Inc. 9,754,902
1,176,062,111
Information Technology – 34.6%
133,544 Accenture PLC, Class A 33,386,000
160,967 Adobe, Inc.* 51,530,366
155,546 Advanced Micro Devices, Inc.* 33,835,921
283,767 Amphenol Corp., Class A 39,982,770
30,406 Analog Devices, Inc. 8,067,928
3,640,157 Apple, Inc. 1,015,057,779
200,719 Applied Materials, Inc. 50,631,368
134,177 AppLovin Corp., Class A* 80,436,428
152,279 Arista Networks, Inc.* 19,899,820
39,689 Astera Labs, Inc.* 6,253,796
201,539 Atlassian Corp., Class A* 30,134,111
109,272 Autodesk, Inc.* 33,146,568
171,036 Bentley Systems, Inc., Class B 7,176,671
986,817 Broadcom, Inc. 397,647,778
57,113 Cadence Design Systems, Inc.* 17,810,118
88,041 CDW Corp. 12,697,273
36,996 Ciena Corp.* 7,554,953
801,927 Cisco Systems, Inc. 61,700,263
65,762 Cloudflare, Inc., Class A* 13,166,210

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
471,493 Cognizant Technology Solutions
Corp., Class A $ 36,639,721
260,388 Corning, Inc. 21,924,670
33,321 Crowdstrike Holdings, Inc.,
Class A* 16,965,720
18,296 Dell Technologies, Inc., Class C 2,439,772
56,725 F5, Inc.* 13,566,351
29,210 Fair Isaac Corp.* 52,748,294
35,237 First Solar, Inc.* 9,616,882
240,950 Fortinet, Inc.* 19,548,274
92,734 Gartner, Inc.* 21,582,911
770,630 Gen Digital, Inc. 20,321,513
124,736 GoDaddy, Inc., Class A* 15,948,745
833,236 Hewlett Packard Enterprise Co. 18,222,871
483,148 HP, Inc. 11,798,474
61,077 HubSpot, Inc.* 22,434,804
380,422 Intel Corp.* 15,429,916
198,977 International Business Machines
Corp. 61,400,323
36,765 Intuit, Inc. 23,311,951
111,011 IonQ, Inc.* 5,472,842
115,498 Jabil, Inc. 24,336,584
73,488 Keysight Technologies, Inc.* 14,546,950
30,307 KLA Corp. 35,624,969
333,194 Lam Research Corp. 51,978,264
33,257 Marvell Technology, Inc. 2,973,176
124,839 Micron Technology, Inc. 29,521,927
1,780,463 Microsoft Corp. 876,005,601
51,066 Motorola Solutions, Inc. 18,878,079
180,531 NetApp, Inc. 20,140,038
506,405 Nutanix, Inc., Class A* 24,206,159
6,018,891 NVIDIA Corp. 1,065,343,707
123,330 Okta, Inc.* 9,907,099
560,775 ON Semiconductor Corp.* 28,173,336
199,674 Oracle Corp. 40,324,164
346,824 Palantir Technologies, Inc., Class
A* 58,422,503
57,925 Palo Alto Networks, Inc.* 11,013,280
85,246 PTC, Inc.* 14,954,706
468,947 Pure Storage, Inc., Class A* 41,717,525
18,078 Qnity Electronics, Inc. 1,465,945
296,273 QUALCOMM, Inc. 49,800,529
67,663 Roper Technologies, Inc. 30,192,584
178,091 Salesforce, Inc. 41,057,099
16,240 Sandisk Corp.* 3,626,067
56,602 Seagate Technology Holdings
PLC 15,661,207
33,012 ServiceNow, Inc.* 26,819,279
29,372 Snowflake, Inc.* 7,379,421
40,152 Strategy, Inc.* 7,114,131
176,400 Super Micro Computer, Inc.* 5,971,140
15,266 Synopsys, Inc.* 6,381,341
113,529 TE Connectivity PLC
(Switzerland) 25,674,583
53,114 Teledyne Technologies, Inc.* 26,531,505
16,656 Teradyne, Inc. 3,029,560
62,372 Texas Instruments, Inc. 10,495,336
164,603 Trimble, Inc.* 13,401,976
114,266 Twilio, Inc., Class A* 14,819,158
17,167 Tyler Technologies, Inc.* 8,061,967
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
20,909 Ubiquiti, Inc. $ 12,191,829
262,727 VeriSign, Inc. 66,204,577
244,650 Western Digital Corp. 39,958,685
33,311 Workday, Inc., Class A* 7,182,518
272,077 Zoom Communications, Inc.,
Class A* 23,115,662
32,650 Zscaler, Inc.* 8,211,475
5,131,905,796
Materials – 1.1%
20,980 Air Products and Chemicals, Inc. 5,476,829
239,184 Corteva, Inc. 16,137,744
81,632 CRH PLC 9,792,575
36,156 DuPont de Nemours, Inc. 1,437,924
63,694 Ecolab, Inc. 17,526,041
53,307 Linde PLC 21,872,928
19,092 Martin Marietta Materials, Inc. 11,898,898
295,248 Newmont Corp. 26,787,851
66,661 Packaging Corp. of America 13,603,510
49,942 PPG Industries, Inc. 4,996,198
46,001 Sherwin-Williams Co. (The) 15,810,084
109,636 Solstice Advanced Materials,
Inc.* 5,227,445
33,091 Vulcan Materials Co. 9,835,969
160,403,996
Real Estate – 1.1%
61,104 AvalonBay Communities, Inc.
REIT 11,117,262
74,751 CBRE Group, Inc., Class A* 12,096,954
125,597 Equity Residential REIT 7,755,615
26,821 Essex Property Trust, Inc. REIT 7,070,552
448,330 Invitation Homes, Inc. REIT 12,642,906
758,947 Kimco Realty Corp. REIT 15,679,845
98,279 Mid-America Apartment
Communities, Inc. REIT 13,355,133
227,680 Realty Income Corp. REIT 13,116,645
134,066 Regency Centers Corp. REIT 9,540,137
89,182 Sun Communities, Inc. REIT 11,490,209
87,499 Ventas, Inc. REIT 7,055,044
723,393 VICI Properties, Inc. REIT 20,848,186
96,374 Welltower, Inc. REIT 20,066,994
161,835,482
Utilities – 2.6%
233,969 Alliant Energy Corp. 16,253,826
156,386 Ameren Corp. 16,631,651
80,399 American Electric Power Co.,
Inc. 9,950,984
123,623 Atmos Energy Corp. 21,803,388
424,657 CenterPoint Energy, Inc. 16,977,787
163,729 CMS Energy Corp. 12,351,716
71,263 Consolidated Edison, Inc. 7,151,955
28,489 Constellation Energy Corp. 10,380,252
49,490 Dominion Energy, Inc. 3,106,487
109,458 DTE Energy Co. 14,999,030
138,284 Duke Energy Corp. 17,138,919
60,499 Edison International 3,562,786
119,944 Entergy Corp. 11,696,939
264,760 Evergy, Inc. 20,558,614
41,276 Eversource Energy 2,772,922

GOLDMAN SACHS ACTIVE BETA
®
U.S. LARGE CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Utilities – (continued)
288,048 Exelon Corp. $ 13,572,822
243,291 FirstEnergy Corp. 11,609,847
102,156 NextEra Energy, Inc. 8,815,041
489,488 NiSource, Inc. 21,601,105
229,212 NRG Energy, Inc. 38,849,142
49,054 Oklo, Inc.* 4,482,554
404,718 PG&E Corp. 6,524,054
460,892 PPL Corp. 17,006,915
64,930 Public Service Enterprise Group,
Inc. 5,422,954
52,809 Sempra 5,002,068
144,727 Southern Co. (The) 13,187,524
152,374 Vistra Corp. 27,253,614
149,998 WEC Energy Group, Inc. 16,810,276
132,763 Xcel Energy, Inc. 10,901,170
386,376,342
TOTAL COMMON STOCKS
(Cost $8,799,360,383)
14,807,364,546
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
13,125,147 3.902% 13,125,147
(Cost $13,125,147)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $8,812,485,530)
14,820,489,693
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.1%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
9,201,975 3.928% $ 9,201,975
(Cost $9,201,975)
TOTAL INVESTMENTS – 100.0%
(Cost $8,821,687,505)
$ 14,829,691,668
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
3,149,586
NET ASSETS – 100.0%
$ 14,832,841,254
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At November 30, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
S&P 500 E-Mini Index 52 12/19/25 $ 17,834,700 $ 145,036

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – 99.0%
Communication Services – 3.0%
28,720 Advantage Solutions, Inc.* $ 27,272
24,792 AMC Networks, Inc., Class A* 221,145
37,416 Angi, Inc.* 427,291
3,433 Atlanta Braves Holdings, Inc.,
Class A*
(a)
149,576
6,282 Atlanta Braves Holdings, Inc.,
Class C* 250,023
26,394 Bandwidth, Inc., Class A* 375,851
13,474 Boston Omaha Corp., Class A* 167,482
25,160 Bumble, Inc., Class A* 89,318
1,762 Cable One, Inc. 206,489
44,558 Cargurus, Inc.* 1,572,006
47,050 Cars.com, Inc.* 545,780
21,659 Cinemark Holdings, Inc. 593,023
29,488 CuriosityStream, Inc. 141,837
17,179 EchoStar Corp., Class A* 1,259,049
32,963 EverQuote, Inc., Class A* 869,894
78,462 EW Scripps Co. (The), Class A* 331,894
52,613 fuboTV, Inc., Class A*
(a)
159,943
21,197 Gambling.com Group Ltd.
(Malta)*
(a)
120,187
94,384 Getty Images Holdings, Inc.*
(a)
145,351
14,938 Gogo, Inc.* 106,807
72,331 Gray Media, Inc. 355,869
22,849 Grindr, Inc. (Singapore)* 293,153
15,123 Ibotta, Inc., Class A* 360,835
19,725 IDT Corp., Class B 981,713
13,710 IMAX Corp.* 508,641
17,400 John Wiley & Sons, Inc., Class A 632,664
30,610 Liberty Latin America Ltd., Class
A (Puerto Rico)* 265,695
39,814 Liberty Latin America Ltd., Class
C (Puerto Rico)* 348,372
163,845 Lumen Technologies, Inc.* 1,328,783
8,066 Madison Square Garden
Entertainment Corp.* 399,025
19,443 Magnite, Inc.* 285,618
22,175 Marcus Corp. (The) 348,147
37,651 MediaAlpha, Inc., Class A* 480,427
80,689 Nextdoor Holdings, Inc.* 141,206
19,191 Nexxen International Ltd.
(Israel)*
(a)
124,166
53,088 Playtika Holding Corp. 215,006
19,227 QuinStreet, Inc.* 268,409
17,432 Scholastic Corp. 514,941
19,317 Shutterstock, Inc. 402,180
11,565 Sinclair, Inc. 182,264
17,439 Spok Holdings, Inc. 231,590
45,217 Stagwell, Inc.* 242,363
44,518 TEGNA, Inc. 868,991
24,344 Telephone and Data Systems,
Inc. 980,333
42,574 Thryv Holdings, Inc.* 239,692
16,346 TripAdvisor, Inc.* 243,065
87,741 TrueCar, Inc.* 186,888
42,798 Uniti Group, Inc.* 272,623
164,822 USA TODAY Co., Inc.* 825,758
51,269 Yelp, Inc.* 1,482,187
13,936 Ziff Davis, Inc.* 457,380
Shares Description Value
Common Stocks – (continued)
Communication Services – (continued)
6,652 ZipRecruiter, Inc., Class A* $ 31,597
22,259,799
Consumer Discretionary – 11.4%
27,816 1-800-Flowers.com, Inc., Class
A* 94,853
15,388 Abercrombie & Fitch Co., Class
A* 1,506,024
8,803 Academy Sports & Outdoors,
Inc. 424,745
15,949 Accel Entertainment, Inc.* 163,318
8,495 Acushnet Holdings Corp. 714,429
25,143 Adient PLC* 489,283
10,161 Adtalem Global Education, Inc.* 940,502
9,402 A-Mark Precious Metals, Inc. 269,931
104,277 American Axle & Manufacturing
Holdings, Inc.* 685,100
46,812 American Eagle Outfitters, Inc. 954,965
12,263 American Outdoor Brands, Inc.* 87,926
20,582 American Public Education,
Inc.* 716,562
4,680 America's Car-Mart, Inc.* 101,322
38,130 Arko Corp. 181,499
3,899 Asbury Automotive Group, Inc.* 906,790
10,487 Bassett Furniture Industries, Inc. 162,863
9,334 Beazer Homes USA, Inc.* 213,469
64,492 Bed Bath & Beyond, Inc.* 388,242
10,203 BJ's Restaurants, Inc.* 391,285
3,943 Boot Barn Holdings, Inc.* 764,232
23,780 Brightstar Lottery PLC 371,919
9,773 Brinker International, Inc.* 1,502,990
22,285 Buckle, Inc. (The) 1,258,657
15,798 Build-A-Bear Workshop, Inc. 838,874
38,272 Caleres, Inc. 448,165
13,557 Capri Holdings Ltd.* 343,941
13,537 Carriage Services, Inc. 586,152
14,785 Carter's, Inc. 471,789
1,839 Cavco Industries, Inc.* 1,095,400
6,679 Century Communities, Inc. 436,072
7,643 Champion Homes, Inc.* 656,075
13,345 Cheesecake Factory, Inc. (The) 636,023
5,455 Citi Trends, Inc.* 247,057
15,222 Coursera, Inc.* 121,015
4,636 Cracker Barrel Old Country
Store, Inc.
(a)
133,934
51,640 Cricut, Inc., Class A 244,774
32,328 Dana, Inc. 724,470
31,574 Denny’s Corp.* 194,812
13,325 Dine Brands Global, Inc. 416,406
6,003 Dorman Products, Inc.* 794,017
11,255 Driven Brands Holdings, Inc.* 164,436
31,659 El Pollo Loco Holdings, Inc.* 345,400
20,631 Ethan Allen Interiors, Inc. 487,717
68,356 EVgo, Inc.*
(a)
221,473
105,198 Figs, Inc., Class A* 1,029,888
16,684 Fox Factory Holding Corp.* 246,756
25,214 Frontdoor, Inc.* 1,359,791
38,841 Funko, Inc., Class A* 122,738
31,877 Garrett Motion, Inc.
(Switzerland) 526,927

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
11,281 Genesco, Inc.* $ 404,424
33,723 Genius Sports Ltd. (United
Kingdom)* 339,591
11,263 Gentherm, Inc.* 401,751
15,429 GigaCloud Technology, Inc.,
Class A* 572,416
20,999 G-III Apparel Group Ltd.* 612,121
15,054 Golden Entertainment, Inc. 451,921
1,171 Graham Holdings Co., Class B 1,295,711
7,907 Green Brick Partners, Inc.* 536,727
3,549 Group 1 Automotive, Inc. 1,423,291
32,213 Groupon, Inc.*
(a)
544,722
16,822 Haverty Furniture Cos., Inc. 400,364
12,691 Helen of Troy Ltd.* 240,494
16,220 Hilton Grand Vacations, Inc.* 694,703
2,012 Hovnanian Enterprises, Inc.,
Class A* 264,739
28,379 Inspired Entertainment, Inc.* 233,275
4,891 Installed Building Products, Inc. 1,310,886
10,568 JAKKS Pacific, Inc. 173,632
5,393 Johnson Outdoors, Inc., Class A 221,059
12,435 KB Home 799,944
13,537 Kohl's Corp. 332,875
17,639 Kontoor Brands, Inc. 1,311,460
6,961 Lakeland Industries, Inc.
(a)
105,668
21,303 Latham Group, Inc.* 152,316
34,730 Laureate Education, Inc.* 1,073,157
19,932 La-Z-Boy, Inc. 775,753
7,366 LCI Industries 837,293
31,608 Leggett & Platt, Inc. 324,298
2,600 LGI Homes, Inc.* 135,252
19,945 Life Time Group Holdings, Inc.* 556,864
35,036 Lincoln Educational Services
Corp.* 721,041
11,551 Lindblad Expeditions Holdings,
Inc.* 138,958
17,480 Lovesac Co. (The)*
(a)
250,838
6,083 M/I Homes, Inc.* 836,960
12,710 Malibu Boats, Inc., Class A* 360,837
4,525 Marriott Vacations Worldwide
Corp. 247,065
15,491 MasterCraft Boat Holdings, Inc.* 286,274
6,549 Matthews International Corp.,
Class A 160,712
8,671 Meritage Homes Corp. 633,677
9,364 Modine Manufacturing Co.* 1,518,185
3,174 Monarch Casino & Resort, Inc. 306,545
15,174 Monro, Inc. 283,905
19,296 Motorcar Parts of America, Inc.* 254,321
14,402 Movado Group, Inc. 301,578
2,775 Nathan's Famous, Inc. 256,021
37,759 National Vision Holdings, Inc.* 1,089,347
13,433 ODP Corp. (The)* 375,721
32,326 OneSpaWorld Holdings Ltd.
(Bahamas) 660,097
17,527 Oxford Industries, Inc. 668,830
3,617 Papa John's International, Inc. 152,167
11,630 Patrick Industries, Inc. 1,258,599
145,646 Peloton Interactive, Inc., Class
A* 988,936
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
34,680 Perdoceo Education Corp. $ 969,653
57,425 Petco Health & Wellness Co.,
Inc.* 183,760
14,557 Phinia, Inc. 787,388
5,827 Polaris, Inc. 386,680
6,548 Pursuit Attractions and
Hospitality, Inc.* 224,793
10,163 RCI Hospitality Holdings, Inc. 247,571
122,672 RealReal, Inc. (The)*
(a)
1,776,291
4,304 Red Rock Resorts, Inc., Class A 252,085
34,464 Revolve Group, Inc.* 832,995
84,439 Rush Street Interactive, Inc.* 1,557,055
85,574 Sally Beauty Holdings, Inc.* 1,357,204
12,199 Savers Value Village, Inc.* 111,133
21,557 Serve Robotics, Inc.*
(a)
221,175
20,136 Shoe Carnival, Inc. 332,647
10,620 Signet Jewelers Ltd. 1,063,699
24,421 Sleep Number Corp.* 124,547
112,539 Solid Power, Inc.*
(a)
585,203
6,249 Sonic Automotive, Inc., Class A 393,874
76,145 Sonos, Inc.* 1,413,251
9,194 Standard Motor Products, Inc. 345,143
29,474 Steven Madden Ltd. 1,231,424
125,046 Stitch Fix, Inc., Class A* 531,445
2,529 Strategic Education, Inc. 197,313
4,987 Strattec Security Corp.* 374,025
13,726 Stride, Inc.* 872,013
5,349 Sturm Ruger & Co., Inc. 161,112
44,002 Super Group SGHC Ltd.
(Guernsey) 476,542
6,150 Superior Group of Cos., Inc. 59,778
35,795 Target Hospitality Corp.* 279,201
18,915 Taylor Morrison Home Corp.* 1,185,781
64,369 ThredUp, Inc., Class A* 484,055
29,861 Topgolf Callaway Brands Corp.* 384,610
20,417 Tri Pointe Homes, Inc.* 696,628
117,635 Udemy, Inc.* 597,586
3,554 United Parks & Resorts, Inc.* 128,264
30,435 Universal Technical Institute,
Inc.* 700,614
44,974 Upbound Group, Inc. 805,934
14,801 Urban Outfitters, Inc.* 1,096,310
27,225 Victoria's Secret & Co.* 1,125,209
7,658 Visteon Corp. 790,688
36,062 Warby Parker, Inc., Class A* 714,388
3,034 Winmark Corp. 1,247,004
12,247 Winnebago Industries, Inc. 443,219
22,161 Wolverine World Wide, Inc. 359,230
18,493 XPEL, Inc.* 859,555
16,683 Zumiez, Inc.* 433,758
83,864,162
Consumer Staples – 3.0%
8,561 Andersons, Inc. (The) 440,891
47,501 B&G Foods, Inc. 218,980
110,020 Beauty Health Co. (The)* 162,830
16,694 Cal-Maine Foods, Inc. 1,390,944
7,021 Central Garden & Pet Co.*
(a)
239,837
13,856 Central Garden & Pet Co., Class
A* 428,705

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Consumer Staples – (continued)
20,479 Chefs' Warehouse, Inc. (The)* $ 1,255,772
24,158 Dole PLC 349,808
13,630 Edgewell Personal Care Co. 243,432
10,145 Energizer Holdings, Inc. 184,943
19,527 Fresh Del Monte Produce, Inc. 705,706
9,258 Grocery Outlet Holding Corp.* 103,042
114,338 Hain Celestial Group, Inc. (The)* 125,772
126,853 Herbalife Ltd.* 1,614,839
103,805 Honest Co., Inc. (The)* 279,235
12,460 Ingles Markets, Inc., Class A 958,423
8,288 Interparfums, Inc. 673,566
1,741 J & J Snack Foods Corp. 160,781
2,589 John B Sanfilippo & Son, Inc. 188,039
13,610 Lifevantage Corp.
(a)
93,501
40,604 Mama's Creations, Inc.* 459,637
2,697 Marzetti Company (The) 450,237
14,143 Medifast, Inc.* 155,149
7,212 MGP Ingredients, Inc. 164,506
21,485 National Beverage Corp.* 731,779
12,917 Natural Grocers by Vitamin
Cottage, Inc. 358,447
57,278 Nu Skin Enterprises, Inc., Class
A 566,479
7,931 PriceSmart, Inc. 976,306
2,556 Seneca Foods Corp., Class A* 309,148
14,646 Simply Good Foods Co. (The)* 288,233
6,445 Spectrum Brands Holdings, Inc. 382,511
17,077 TreeHouse Foods, Inc.* 407,970
9,721 Turning Point Brands, Inc. 973,655
50,396 United Natural Foods, Inc.* 1,880,275
8,305 Universal Corp. 438,172
12,710 USANA Health Sciences, Inc.* 252,293
10,978 Village Super Market, Inc.,
Class A 379,400
8,262 Vita Coco Co., Inc. (The)* 441,273
24,728 Vital Farms, Inc.* 808,606
5,732 WD-40 Co. 1,122,326
10,901 Weis Markets, Inc. 708,238
22,136 Zevia PBC, Class A* 59,324
22,133,010
Energy – 3.4%
27,960 Archrock, Inc. 686,138
23,448 Ardmore Shipping Corp.
(Ireland) 286,769
19,627 Atlas Energy Solutions, Inc. 169,185
95,120 Berry Corp. 322,457
7,696 Bristow Group, Inc.* 288,677
9,390 Cactus, Inc., Class A 403,019
9,721 California Resources Corp. 464,469
3,056 Centrus Energy Corp., Class A* 792,421
105,754 Clean Energy Fuels Corp.* 230,544
29,923 CNX Resources Corp.* 1,162,209
20,977 Comstock Resources, Inc.* 563,442
21,745 Core Laboratories, Inc. 328,349
6,822 Core Natural Resources, Inc. 545,760
4,696 CVR Energy, Inc.* 162,153
5,018 Delek US Holdings, Inc. 194,046
11,618 DHT Holdings, Inc. 151,383
18,454 Energy Fuels, Inc.*
(a)
265,738
Shares Description Value
Common Stocks – (continued)
Energy – (continued)
11,143 Energy Services of America
Corp. $ 99,730
15,849 Epsilon Energy Ltd. 76,234
41,506 Evolution Petroleum Corp. 163,119
7,155 FLEX LNG Ltd. (Norway)*
(a)
181,522
55,013 Gevo, Inc.*
(a)
117,728
12,758 Golar LNG Ltd. (Cameroon) 471,408
32,841 Granite Ridge Resources, Inc. 169,131
3,665 Gulfport Energy Corp.* 815,426
83,403 Helix Energy Solutions Group,
Inc.* 555,464
9,048 Helmerich & Payne, Inc. 252,439
4,472 Kinetik Holdings, Inc.
(a)
155,089
17,150 Kodiak Gas Services, Inc. 603,680
40,426 Liberty Energy, Inc. 718,774
24,138 Lightbridge Corp.*
(a)
392,484
43,340 Magnolia Oil & Gas Corp.,
Class A 1,002,888
17,456 Murphy Oil Corp. 559,814
4,404 NACCO Industries, Inc., Class A 212,449
28,913 National Energy Services
Reunited Corp.* 403,047
9,721 Natural Gas Services Group, Inc. 301,059
8,801 Navigator Holdings Ltd. 157,450
38,595 NextDecade Corp.* 235,815
12,386 Noble Corp. PLC 379,259
23,049 Nordic American Tankers Ltd. 83,898
13,715 Oceaneering International, Inc.* 334,646
70,319 Oil States International, Inc.* 443,010
10,798 Par Pacific Holdings, Inc.* 492,929
83,924 Patterson-UTI Energy, Inc. 487,598
19,595 Peabody Energy Corp. 533,768
74,591 ProPetro Holding Corp.* 713,836
10,808 REX American Resources Corp.* 356,556
8,172 Riley Exploration Permian, Inc. 223,831
62,086 RPC, Inc. 330,297
6,494 Sable Offshore Corp.* 28,379
16,176 SandRidge Energy, Inc. 228,729
7,233 Scorpio Tankers, Inc. (Monaco) 414,668
5,892 Seadrill Ltd. (Norway)* 179,824
19,538 SFL Corp. Ltd. (Norway) 160,798
6,410 SM Energy Co. 122,110
16,569 Solaris Oilfield Infrastructure,
Inc., Class A 793,489
35,160 Talos Energy, Inc.* 402,934
29,437 Teekay Corp. Ltd. (Bermuda) 285,833
5,635 Teekay Tankers Ltd., Class A
(Canada) 324,970
44,780 TETRA Technologies, Inc.* 347,941
6,436 Tidewater, Inc.* 347,673
125,873 Transocean Ltd.* 555,100
26,601 Uranium Energy Corp.* 326,394
49,040 VAALCO Energy, Inc. 175,563
4,581 Valaris Ltd.* 258,414
9,961 Vitesse Energy, Inc.
(a)
210,775
22,438 World Kinect Corp. 520,113
24,724,844
Financials – 19.7%
4,244 1st Source Corp. 264,995

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
32,614 Acadian Asset Management, Inc. $ 1,462,412
7,918 ACRES Commercial Realty
Corp. REIT* 167,941
33,920 Adamas Trust, Inc. REIT 258,470
16,771 Amalgamated Financial Corp. 492,229
28,170 American Coastal Insurance
Corp. 336,632
16,543 Ameris Bancorp 1,253,298
12,652 AMERISAFE, Inc. 516,202
2,990 Ames National Corp. 65,242
215 Apollo Commercial Real Estate
Finance, Inc. REIT 2,178
30,829 Arbor Realty Trust, Inc. REIT 274,686
9,469 Arrow Financial Corp. 285,490
32,991 Artisan Partners Asset
Management, Inc., Class A 1,368,467
25,072 Associated Banc-Corp. 659,143
22,728 Atlantic Union Bankshares Corp. 768,888
3,664 Atlanticus Holdings Corp.* 215,993
18,385 Axos Financial, Inc.* 1,510,879
18,785 Banc of California, Inc. 346,395
6,064 BancFirst Corp. 672,134
23,274 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 1,045,003
25,449 Bancorp, Inc. (The)* 1,630,517
3,401 Bank First Corp. 424,207
5,749 Bank of Hawaii Corp. 376,789
29,548 Bank of NT Butterfield & Son
Ltd. (The) (Bermuda) 1,372,209
20,283 BankUnited, Inc. 876,428
7,300 Bankwell Financial Group, Inc. 335,070
9,477 Banner Corp. 595,250
16,602 BCB Bancorp, Inc. 132,650
24,949 Berkshire Hills Bancorp, Inc. 638,445
56,283 BGC Group, Inc., Class A 489,662
22,262 Blackstone Mortgage Trust, Inc.,
Class A REIT 433,441
5,388 Bowhead Specialty Holdings,
Inc.* 150,056
14,162 Bread Financial Holdings, Inc. 959,192
17,397 Burford Capital Ltd. 166,489
6,330 Business First Bancshares, Inc. 164,707
11,139 BV Financial, Inc.* 204,289
8,384 Byline Bancorp, Inc. 234,081
2,185 C&F Financial Corp. 151,748
28,395 Cadence Bank 1,131,257
8,536 Camden National Corp. 345,196
55,577 Cantaloupe, Inc.* 593,007
10,934 Capital City Bank Group, Inc. 458,353
9,574 Capitol Federal Financial, Inc. 63,284
5,458 Cass Information Systems, Inc. 229,236
14,865 Cathay General Bancorp 720,061
6,006 CB Financial Services, Inc. 212,913
15,243 Central Pacific Financial Corp. 453,327
4,071 Chemung Financial Corp. 214,420
20,763 Chimera Investment Corp. REIT 265,559
4,885 ChoiceOne Financial Services,
Inc. 148,699
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
11,076 Citizens Community Bancorp,
Inc. $ 191,061
37,296 Citizens, Inc.*
(a)
222,284
4,561 City Holding Co. 553,295
16,003 Civista Bancshares, Inc. 363,908
8,953 CNB Financial Corp. 232,062
38,386 CNO Financial Group, Inc. 1,571,139
5,223 Coastal Financial Corp.* 581,581
13,520 Cohen & Steers, Inc. 855,140
8,796 Community Financial System,
Inc. 499,261
5,465 Community Trust Bancorp, Inc. 303,308
2,071 Compass Diversified Holdings 15,243
19,383 ConnectOne Bancorp, Inc. 489,808
5,901 Consumer Portfolio Services,
Inc.* 48,801
10,545 Customers Bancorp, Inc.* 726,551
13,217 CVB Financial Corp. 260,111
8,579 Dave, Inc.* 1,872,453
3,381 Diamond Hill Investment Group,
Inc. 398,958
10,688 Dime Community Bancshares,
Inc. 303,005
9,762 Donegal Group, Inc., Class A 196,509
12,060 Donnelley Financial Solutions,
Inc.* 591,664
28,210 Dynex Capital, Inc. REIT 395,222
9,524 Eagle Bancorp Montana, Inc. 158,098
24,603 Eastern Bankshares, Inc. 463,274
8,396 ECB Bancorp, Inc.*
(a)
146,090
37,038 eHealth, Inc.* 151,115
35,674 Ellington Financial, Inc. REIT 488,734
7,544 Employers Holdings, Inc. 300,628
14,289 Enact Holdings, Inc. 553,127
17,101 Enova International, Inc.* 2,241,770
9,449 Enterprise Financial Services
Corp. 516,010
8,640 Esquire Financial Holdings, Inc. 881,798
26,150 Essent Group Ltd. 1,641,174
23,340 EVERTEC, Inc. (Puerto Rico) 674,526
16,371 Farmers National Banc Corp. 222,482
6,131 FB Financial Corp. 342,478
5,487 Federal Agricultural Mortgage
Corp., Class C 942,447
2,396 Fidelity D&D Bancorp, Inc. 104,897
17,435 Financial Institutions, Inc. 533,511
9,281 Finwise Bancorp* 167,522
9,817 First Bancorp 500,765
8,261 First Bancorp, Inc. (The) 211,399
58,345 First BanCorp. (Puerto Rico) 1,153,481
7,527 First Busey Corp. 177,186
9,111 First Business Financial Services,
Inc. 475,776
16,676 First Commonwealth Financial
Corp. 270,985
6,590 First Community Corp/SC 191,242
20,252 First Financial Bancorp 503,870
25,607 First Financial Bankshares, Inc. 799,963
9,160 First Financial Corp. 534,669
9,779 First Internet Bancorp 186,290

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
14,590 First Interstate BancSystem, Inc.,
Class A $ 479,136
13,566 First Merchants Corp. 499,771
7,737 First Mid Bancshares, Inc. 294,470
10,027 First National Corp. 245,662
7,132 First Savings Financial Group,
Inc. 222,233
6,384 First United Corp. 243,741
7,754 FirstCash Holdings, Inc. 1,228,311
9,031 Flushing Financial Corp. 148,199
24,566 Franklin BSP Realty Trust, Inc.
REIT 255,978
5,111 Franklin Financial Services
Corp.
(a)
273,490
5,053 FS Bancorp, Inc. 206,920
36,760 Fulton Financial Corp. 667,194
6,746 GBank Financial Holdings, Inc.* 228,420
14,630 GCM Grosvenor, Inc., Class A
(a)
160,637
87,983 Genworth Financial, Inc., Class
A* 763,692
3,744 German American Bancorp, Inc. 148,637
14,232 Glacier Bancorp, Inc. 602,014
4,028 Goosehead Insurance, Inc.,
Class A 288,203
4,407 Great Southern Bancorp, Inc. 265,125
6,834 Greene County Bancorp, Inc. 155,815
30,291 Hamilton Insurance Group Ltd.,
Class B (Bermuda)* 826,338
20,771 Hancock Whitney Corp. 1,258,515
21,640 Hanmi Financial Corp. 597,697
6,088 Hanover Bancorp, Inc. 138,502
5,133 Hawthorn Bancshares, Inc. 174,522
7,897 HCI Group, Inc. 1,403,692
18,743 Heritage Commerce Corp. 204,111
14,572 Heritage Financial Corp. 348,854
26,118 Heritage Insurance Holdings,
Inc.* 758,728
8,369 Hilltop Holdings, Inc. 287,224
1,209 Hingham Institution For Savings
(The)
(a)
354,128
8,373 Hippo Holdings, Inc.* 274,467
6,420 Home Bancorp, Inc. 356,117
37,128 Home BancShares, Inc. 1,041,812
6,908 HomeTrust Bancshares, Inc. 283,297
31,562 Hope Bancorp, Inc. 335,188
13,547 Horace Mann Educators Corp. 620,182
22,395 Horizon Bancorp, Inc. 383,850
20,192 Independent Bank Corp. 659,269
9,212 Independent Bank Corp. 663,724
15,891 International Bancshares Corp. 1,056,434
36,125 International Money Express,
Inc.* 550,545
29,480 Invesco Mortgage Capital, Inc.
REIT 241,736
1,550 Investors Title Co. 432,311
19,810 Jackson Financial, Inc., Class A 1,941,578
27,218 James River Group Holdings,
Inc. 160,314
24,939 Kearny Financial Corp. 171,331
9,377 Kingstone Cos., Inc. 142,718
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
10,105 KKR Real Estate Finance Trust,
Inc. REIT $ 85,791
18,301 Ladder Capital Corp. REIT 202,226
6,128 Lakeland Financial Corp. 357,017
5,331 Landmark Bancorp, Inc. 154,812
11,265 Lemonade, Inc.* 880,022
30,829 LendingClub Corp.* 558,005
4,509 Live Oak Bancshares, Inc. 143,927
55,982 Lument Finance Trust, Inc. REIT 91,251
21,765 Marex Group PLC (United
Kingdom) 757,204
84,993 Marqeta, Inc., Class A* 407,116
54,537 MBIA, Inc.* 411,754
17,210 Medallion Financial Corp. 171,067
10,109 Mercantile Bank Corp. 464,812
18,874 Merchants Bancorp 616,991
15,815 Mercury General Corp. 1,472,693
11,657 Meridian Corp. 186,279
6,682 Metropolitan Bank Holding
Corp. 498,544
26,122 MFA Financial, Inc. REIT 251,294
4,836 Mid Penn Bancorp, Inc. 141,163
2,197 Middlefield Banc Corp. 76,456
9,852 Midland States Bancorp, Inc. 160,194
11,369 MidWestOne Financial Group,
Inc. 449,871
17,614 Moelis & Co., Class A 1,130,290
6,531 National Bank Holdings Corp.,
Class A 243,019
7,544 National Bankshares, Inc. 222,774
23,421 Navient Corp. 290,420
3,565 NB Bancorp, Inc. 69,838
8,076 NBT Bancorp, Inc. 334,831
13,625 NCR Atleos Corp.* 505,079
1,830 Nelnet, Inc., Class A 236,509
16,435 NewtekOne, Inc. 175,526
10,120 Nexpoint Real Estate Finance,
Inc. REIT 146,538
4,601 Nicolet Bankshares, Inc. 579,634
27,282 NMI Holdings, Inc.* 1,040,808
8,946 Northeast Bank 795,120
8,022 Northeast Community Bancorp,
Inc. 169,746
11,838 Northrim BanCorp, Inc. 290,741
34,793 Northwest Bancshares, Inc. 416,124
5,943 Norwood Financial Corp. 170,326
8,851 Oak Valley Bancorp 248,713
17,540 OceanFirst Financial Corp. 330,629
21,512 Octave Specialty Group, Inc.* 193,393
18,749 OFG Bancorp (Puerto Rico) 744,898
4,892 Ohio Valley Banc Corp. 189,712
63,874 Old National Bancorp 1,387,982
18,238 Old Second Bancorp, Inc. 343,786
15,155 OP Bancorp 203,835
42,107 Oportun Financial Corp.* 217,693
25,094 OppFi, Inc. 248,431
6,711 Origin Bancorp, Inc. 244,213
25,677 P10, Inc., Class A 240,850
55,300 Pagseguro Digital Ltd., Class A
(Brazil) 579,544

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
7,580 Palomar Holdings, Inc.* $ 941,512
3,185 Park National Corp. 489,057
13,073 Parke Bancorp, Inc. 299,241
17,195 Pathward Financial, Inc. 1,236,321
19,123 Patria Investments Ltd., Class A
(Cayman Islands) 288,184
38,073 Payoneer Global, Inc.* 220,062
12,106 Paysafe Ltd.* 93,095
13,498 PCB Bancorp 293,177
14,629 Peapack-Gladstone Financial
Corp. 394,983
4,158 PennyMac Financial Services,
Inc. 559,542
24,237 PennyMac Mortgage Investment
Trust REIT 311,203
3,030 Peoples Bancorp of North
Carolina, Inc. 99,233
9,968 Peoples Bancorp, Inc. 295,352
5,411 Peoples Financial Services Corp. 264,003
16,564 Perella Weinberg Partners 302,459
3,809 Piper Sandler Cos. 1,279,443
11,488 PJT Partners, Inc., Class A 1,930,099
3,068 Plumas Bancorp 133,182
18,453 PRA Group, Inc.* 298,939
8,438 Preferred Bank 796,632
5,373 Priority Technology Holdings,
Inc.* 31,432
34,435 PROG Holdings, Inc. 991,039
29,770 Provident Financial Services, Inc. 570,989
6,109 QCR Holdings, Inc. 498,678
43,987 Radian Group, Inc. 1,563,738
25,410 Redwood Trust, Inc. REIT 140,009
11,286 Regional Management Corp. 429,319
8,778 Remitly Global, Inc.* 118,898
18,065 Renasant Corp. 640,224
6,164 Republic Bancorp, Inc., Class A 425,378
26,288 Riverview Bancorp, Inc. 138,538
9,051 Root, Inc., Class A* 732,135
7,789 S&T Bancorp, Inc. 307,510
3,487 Safety Insurance Group, Inc. 265,082
7,349 SB Financial Group, Inc. 157,232
11,666 Seacoast Banking Corp. of
Florida 368,179
18,582 Security National Financial
Corp., Class A* 160,548
9,543 Selective Insurance Group, Inc. 749,698
80,855 Selectquote, Inc.* 117,240
12,851 ServisFirst Bancshares, Inc. 914,092
17,379 Sezzle, Inc.* 1,073,153
10,989 Sierra Bancorp 341,318
26,360 Simmons First National Corp.,
Class A 488,978
35,164 SiriusPoint Ltd. (Sweden)* 731,411
13,665 Skyward Specialty Insurance
Group, Inc.* 669,038
7,774 Southern First Bancshares, Inc.* 394,608
6,442 Southern Missouri Bancorp, Inc. 362,620
6,591 Southside Bancshares, Inc. 193,314
10,120 SR Bancorp, Inc. 155,747
12,209 Stellar Bancorp, Inc. 385,926
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
7,969 StepStone Group, Inc., Class A $ 503,322
6,950 Stewart Information Services
Corp. 532,579
8,766 Stock Yards Bancorp, Inc. 580,046
30,845 StoneCo Ltd., Class A (Brazil)* 519,738
17,665 StoneX Group, Inc.* 1,600,626
8,997 Texas Capital Bancshares, Inc.* 811,259
2,651 Timberland Bancorp, Inc. 90,664
8,198 Tiptree, Inc. 153,958
3,800 Tompkins Financial Corp. 262,618
16,907 Towne Bank 567,230
26,958 TPG RE Finance Trust, Inc.
REIT 245,048
7,343 TriCo Bancshares 353,198
6,360 Trupanion, Inc.* 224,444
5,911 TrustCo Bank Corp. 249,030
14,544 Trustmark Corp. 565,762
17,699 Two Harbors Investment Corp.
REIT 179,468
15,679 UMB Financial Corp. 1,741,623
22,221 United Bankshares, Inc. 827,510
18,399 United Community Banks, Inc. 562,273
7,272 United Fire Group, Inc. 265,792
15,509 United Security Bancshares 153,384
8,442 Unity Bancorp, Inc. 422,353
25,333 Universal Insurance Holdings,
Inc. 839,282
17,315 Univest Financial Corp. 550,617
4,951 Upstart Holdings, Inc.* 222,597
94,948 Valley National Bancorp 1,074,811
12,803 Victory Capital Holdings, Inc.,
Class A 805,181
6,221 Virginia National Bankshares
Corp. 252,573
3,578 Virtus Investment Partners, Inc. 571,013
13,006 WaFd, Inc. 411,770
3,797 Walker & Dunlop, Inc. 245,438
6,721 Washington Trust Bancorp, Inc. 190,876
18,830 Waterstone Financial, Inc. 294,878
16,816 WesBanco, Inc. 542,652
16,385 West BanCorp, Inc. 364,075
10,178 Westamerica BanCorp 488,340
23,649 Western New England Bancorp,
Inc. 289,464
59,743 WisdomTree, Inc. 659,563
4,172 World Acceptance Corp.* 645,242
10,253 WSFS Financial Corp. 572,220
140,992,520
Health Care – 17.4%
45,456 10X Genomics, Inc., Class A* 855,027
79,373 ACADIA Pharmaceuticals, Inc.* 1,987,500
4,275 Acme United Corp. 158,175
45,522 AdaptHealth Corp.* 439,743
39,072 Adaptive Biotechnologies Corp.* 768,156
5,249 Addus HomeCare Corp.* 630,930
66,359 ADMA Biologics, Inc.* 1,272,766
4,893 Agios Pharmaceuticals, Inc.* 142,876
260,930 Akebia Therapeutics, Inc.* 412,269
61,956 Aldeyra Therapeutics, Inc.* 339,519

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
25,814 Alignment Healthcare, Inc.* $ 495,887
77,009 Alkermes PLC* 2,277,926
87,366 Alphatec Holdings, Inc.* 1,970,103
102,862 Amicus Therapeutics, Inc.* 1,021,420
15,940 AMN Healthcare Services, Inc.* 265,401
116,073 Amneal Pharmaceuticals, Inc.* 1,453,234
27,148 Amphastar Pharmaceuticals,
Inc.* 752,000
39,974 Amylyx Pharmaceuticals, Inc.* 598,811
15,740 Anavex Life Sciences Corp.*
(a)
60,284
49,808 AngioDynamics, Inc.* 617,619
10,850 ANI Pharmaceuticals, Inc.* 920,623
15,340 Anika Therapeutics, Inc.* 151,559
38,172 Aquestive Therapeutics, Inc.* 236,285
52,165 Arbutus Biopharma Corp.* 230,048
5,123 Arcellx, Inc.* 372,493
2,835 Arcturus Therapeutics Holdings,
Inc.* 19,250
56,774 Arcutis Biotherapeutics, Inc.* 1,740,123
16,253 Artivion, Inc.* 758,365
5,778 Astrana Health, Inc.* 133,125
33,901 AtriCure, Inc.* 1,224,504
31,626 Aurinia Pharmaceuticals, Inc.
(Canada)* 509,811
80,654 Avadel Pharmaceuticals PLC* 1,733,254
47,908 Avanos Medical, Inc.* 562,440
10,267 Avidity Biosciences, Inc.* 736,144
33,072 Avita Medical, Inc.*
(a)
122,366
11,073 Axogen, Inc.* 317,241
10,609 Axsome Therapeutics, Inc.* 1,607,263
17,548 Azenta, Inc.* 624,007
9,323 Benitec Biopharma, Inc.
(Australia)*
(a)
120,826
162,979 BioCryst Pharmaceuticals, Inc.* 1,170,189
13,107 BioLife Solutions, Inc.* 347,336
13,121 Bridgebio Pharma, Inc.* 944,843
20,196 BrightSpring Health Services,
Inc.* 730,287
30,677 Brookdale Senior Living, Inc.* 341,435
50,419 Butterfly Network, Inc.* 156,299
23,670 Capricor Therapeutics, Inc.*
(a)
126,635
53,322 CareDx, Inc.* 952,864
33,586 Castle Biosciences, Inc.* 1,341,761
84,766 Catalyst Pharmaceuticals, Inc.* 1,984,372
3,247 Celcuity, Inc.* 328,402
219,140 Cerus Corp.* 385,686
6,103 Cidara Therapeutics, Inc.* 1,341,928
27,010 ClearPoint Neuro, Inc.*
(a)
390,565
45,536 Clover Health Investments
Corp.* 113,385
29,410 Collegium Pharmaceutical, Inc.* 1,372,859
74,477 Community Health Systems,
Inc.* 257,690
9,146 Concentra Group Holdings
Parent, Inc. 188,042
11,069 CONMED Corp. 480,616
47,885 CorMedix, Inc.*
(a)
469,752
10,205 CorVel Corp.* 746,802
46,528 Corvus Pharmaceuticals, Inc.*
(a)
426,662
4,739 Crinetics Pharmaceuticals, Inc.* 215,909
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
3,247 CRISPR Therapeutics AG
(Switzerland)* $ 173,617
33,683 Cross Country Healthcare, Inc.* 345,588
25,516 CryoPort, Inc.* 245,464
27,886 Cullinan Therapeutics, Inc.* 317,064
120,109 Cytek Biosciences, Inc.* 678,616
2,998 Cytokinetics, Inc.* 204,254
38,331 Definitive Healthcare Corp.* 108,860
35,796 Delcath Systems, Inc.* 347,221
109,686 DocGo, Inc.* 112,977
58,561 Dynavax Technologies Corp.* 665,839
7,871 Electromed, Inc.* 210,707
69,388 Embecta Corp. 885,044
69,484 Emergent BioSolutions, Inc.* 776,136
59,843 Enhabit, Inc.* 534,996
15,588 Enovis Corp.* 471,849
11,740 Ensign Group, Inc. (The) 2,178,240
30,352 Entrada Therapeutics, Inc.* 311,715
58,542 Esperion Therapeutics, Inc.*
(a)
234,753
26,044 Eton Pharmaceuticals, Inc.* 420,611
65,572 Evolus, Inc.* 469,496
61,819 Fortrea Holdings, Inc.* 785,719
60,392 Fulcrum Therapeutics, Inc.* 660,688
13,323 Fulgent Genetics, Inc.* 394,094
10,652 GeneDx Holdings Corp.* 1,778,351
13,922 Ginkgo Bioworks Holdings,
Inc.*
(a)
129,196
6,628 Glaukos Corp.* 704,490
9,190 GRAIL, Inc.* 1,014,484
17,204 Guardant Health, Inc.* 1,865,258
12,326 Guardian Pharmacy Services,
Inc., Class A* 360,905
6,337 Haemonetics Corp.* 515,515
35,375 Harmony Biosciences Holdings,
Inc.* 1,248,384
14,606 Harrow, Inc.*
(a)
610,239
69,064 Health Catalyst, Inc.* 206,501
13,988 HealthEquity, Inc.* 1,471,258
14,714 HealthStream, Inc. 370,057
29,920 Heron Therapeutics, Inc.* 34,707
42,396 Hims & Hers Health, Inc.* 1,685,665
4,339 ICU Medical, Inc.* 644,081
6,688 Ideaya Biosciences, Inc.* 238,227
15,949 Indivior PLC (United Kingdom)* 535,886
60,322 Innoviva, Inc.* 1,310,797
7,857 Integer Holdings Corp.* 567,118
15,967 Integra LifeSciences Holdings
Corp.* 209,487
10,042 iRadimed Corp. 936,115
6,833 iRhythm Technologies, Inc.* 1,284,672
17,554 Joint Corp. (The)* 147,805
27,320 Keros Therapeutics, Inc.* 477,554
54,641 KORU Medical Systems, Inc.* 323,475
2,247 Krystal Biotech, Inc.* 489,846
60,800 Kura Oncology, Inc.* 738,112
14,239 Lantheus Holdings, Inc.* 838,250
6,855 LeMaitre Vascular, Inc. 568,622
12,098 LENSAR, Inc.*
(a)
123,158
8,396 LENZ Therapeutics, Inc.*
(a)
256,246
35,568 LifeMD, Inc.* 136,225

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
49,442 LifeStance Health Group, Inc.* $ 321,373
6,286 Ligand Pharmaceuticals, Inc.* 1,277,189
17,734 Liquidia Corp.* 578,660
10,724 LivaNova PLC* 684,298
972 Madrigal Pharmaceuticals, Inc.* 580,265
32,396 MannKind Corp.* 173,319
11,468 Merit Medical Systems, Inc.* 993,014
5,658 Mesa Laboratories, Inc. 453,772
150,013 MiMedx Group, Inc.* 1,032,089
17,247 Mind Medicine MindMed, Inc.* 218,175
11,448 Mirum Pharmaceuticals, Inc.* 836,276
4,052 Monopar Therapeutics, Inc.* 349,201
108,475 Myriad Genetics, Inc.* 827,664
6,477 National HealthCare Corp. 882,750
13,272 National Research Corp. 225,491
16,143 Neuronetics, Inc.* 24,053
15,977 NeuroPace, Inc.* 261,384
60,426 Niagen Bioscience, Inc.* 409,084
17,411 Nurix Therapeutics, Inc.* 307,826
4,415 Nutex Health, Inc.* 508,211
2,234 Nuvalent, Inc., Class A* 244,288
16,535 Nuvectis Pharma, Inc.*
(a)
103,178
19,384 Ocular Therapeutix, Inc.* 235,516
100,695 OmniAb, Inc.* 182,258
1,368 OmniAb, Inc. 12.5 Earnout*
(b)
—
1,368 OmniAb, Inc. 15.00 Earnout*
(b)
—
11,601 Omnicell, Inc.* 423,553
53,747 Oncology Institute, Inc. (The)*
(a)
168,766
163,217 OPKO Health, Inc.* 221,975
27,120 Option Care Health, Inc.* 843,432
94,777 OraSure Technologies, Inc.* 225,569
85,297 Organogenesis Holdings, Inc.* 441,838
44,225 Orthofix Medical, Inc.* 711,580
16,848 OrthoPediatrics Corp.* 311,520
54,661 Owens & Minor, Inc.* 148,678
38,177 Pacira BioSciences, Inc.* 899,832
41,887 Pediatrix Medical Group, Inc.* 1,009,058
14,328 Pennant Group, Inc. (The)* 396,886
11,741 Personalis, Inc.* 125,981
24,754 Phibro Animal Health Corp.,
Class A 1,036,698
49,908 Phreesia, Inc.* 1,022,615
17,576 Prestige Consumer Healthcare,
Inc.* 1,046,651
18,162 Privia Health Group, Inc.* 442,608
23,590 Progyny, Inc.* 622,068
7,500 Protagonist Therapeutics, Inc.* 675,000
29,181 PTC Therapeutics, Inc.* 2,509,274
45,933 Puma Biotechnology, Inc.* 231,962
8,538 RadNet, Inc.* 706,861
6,512 Rhythm Pharmaceuticals, Inc.* 710,394
17,034 Rigel Pharmaceuticals, Inc.* 860,047
2,961 Sanara Medtech, Inc.* 61,944
8,116 SANUWAVE Health, Inc.* 275,295
36,819 Select Medical Holdings Corp. 570,326
47,903 SI-BONE, Inc.* 932,192
52,873 SIGA Technologies, Inc. 320,410
9,649 Spyre Therapeutics, Inc.* 289,470
12,694 STAAR Surgical Co.* 336,899
20,021 Stoke Therapeutics, Inc.* 618,849
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
37,883 Supernus Pharmaceuticals, Inc.* $ 1,727,086
15,555 Surgery Partners, Inc.* 265,524
28,619 Tactile Systems Technology,
Inc.* 735,794
155,542 Talkspace, Inc.* 525,732
50,644 Tandem Diabetes Care, Inc.* 1,064,030
16,813 Tarsus Pharmaceuticals, Inc.* 1,344,367
143,313 Teladoc Health, Inc.* 1,087,746
50,055 TG Therapeutics, Inc.* 1,664,829
27,091 Theravance Biopharma, Inc.* 549,947
6,863 Tonix Pharmaceuticals Holding
Corp.*
(a)
109,602
1,342 TransMedics Group, Inc.* 196,348
38,873 Travere Therapeutics, Inc.* 1,376,493
12,051 TruBridge, Inc.* 264,640
7,921 UroGen Pharma Ltd.*
(a)
228,204
4,382 US Physical Therapy, Inc. 323,611
59,934 Vanda Pharmaceuticals, Inc.* 321,246
47,296 Varex Imaging Corp.* 547,215
5,105 Vaxcyte, Inc.* 253,259
18,551 Veracyte, Inc.* 878,204
45,146 Verastem, Inc.* 480,353
19,473 Vericel Corp.* 783,788
43,426 Viemed Healthcare, Inc.* 300,074
7,941 Viridian Therapeutics, Inc.* 253,794
51,520 Voyager Therapeutics, Inc.* 210,717
13,737 Waystar Holding Corp.* 507,033
7,352 Xenon Pharmaceuticals, Inc.
(Canada)* 328,781
96,861 Xeris Biopharma Holdings, Inc.* 695,462
14,589 Zymeworks, Inc.* 389,672
125,129,042
Industrials – 17.0%
4,281 AAR Corp.* 356,222
12,889 ABM Industries, Inc. 554,227
102,716 ACCO Brands Corp. 353,343
28,840 ACV Auctions, Inc., Class A* 226,394
16,195 Aebi Schmidt Holding AG
(Switzerland) 192,882
1,874 AeroVironment, Inc.* 523,708
2,490 Alamo Group, Inc. 399,321
6,099 Albany International Corp.,
Class A 290,800
78,902 Alight, Inc., Class A 182,264
7,278 Allegiant Travel Co.* 553,128
14,664 Allient, Inc. 789,803
7,265 American Superconductor
Corp.* 225,869
8,886 American Woodmark Corp.* 489,885
54,921 Amprius Technologies, Inc.* 621,706
10,976 Apogee Enterprises, Inc. 399,636
4,483 ArcBest Corp. 287,674
72,532 Archer Aviation, Inc., Class A* 565,024
10,076 Arcosa, Inc. 1,073,497
4,029 Argan, Inc. 1,592,261
34,454 Array Technologies, Inc.* 258,750
13,115 Astec Industries, Inc. 580,470
8,198 Astronics Corp.* 447,365
8,181 Atkore, Inc. 547,718

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
26,232 Atmus Filtration Technologies,
Inc. $ 1,327,601
9,817 AZZ, Inc. 1,034,908
16,382 Barrett Business Services, Inc. 574,844
17,925 BlackSky Technology, Inc.*
(a)
317,631
18,137 Bloom Energy Corp., Class A* 1,981,286
19,592 Blue Bird Corp.* 1,023,094
7,687 BlueLinx Holdings, Inc.* 479,592
11,191 Boise Cascade Co. 853,202
17,856 Bowman Consulting Group Ltd.* 646,030
38,505 BrightView Holdings, Inc.* 485,933
7,288 Brink’s Co. (The) 818,661
6,525 Brookfield Business Corp., Class
A (Canada)
(a)
227,461
19,953 Byrna Technologies, Inc.* 364,142
6,778 Casella Waste Systems, Inc.,
Class A* 653,331
8,804 CBIZ, Inc.* 428,755
6,590 CECO Environmental Corp.* 343,668
6,923 Centuri Holdings, Inc.* 155,698
8,041 Chart Industries, Inc.* 1,639,962
19,340 Cimpress PLC (Ireland)* 1,331,559
24,661 Columbus McKinnon Corp. 405,427
80,780 Conduent, Inc.* 156,713
7,343 Construction Partners, Inc., Class
A* 800,387
25,568 CoreCivic, Inc.* 461,502
23,615 Costamare, Inc. (Monaco) 360,601
12,456 Covenant Logistics Group, Inc. 248,373
2,497 CRA International, Inc. 440,321
13,360 CSG Systems International, Inc. 1,052,367
3,612 CSW Industrials, Inc. 981,994
51,870 Deluxe Corp. 1,053,998
9,288 Distribution Solutions Group,
Inc.*
(a)
257,835
99,198 DNOW, Inc.* 1,384,804
8,839 Douglas Dynamics, Inc. 285,588
5,068 Ducommun, Inc.* 464,685
12,053 DXP Enterprises, Inc.* 1,132,861
4,904 Dycom Industries, Inc.* 1,772,943
24,983 Energy Recovery, Inc.* 361,004
18,499 Enerpac Tool Group Corp. 700,557
7,507 EnerSys 1,074,327
14,371 Ennis, Inc. 250,630
15,645 Enovix Corp.* 121,875
4,234 Enpro, Inc. 943,547
60,512 Eos Energy Enterprises, Inc.*
(a)
910,706
5,176 ESCO Technologies, Inc. 1,102,022
2,868 EVI Industries, Inc. 58,622
5,091 Exponent, Inc. 368,079
11,268 Federal Signal Corp. 1,284,552
30,124 Fluor Corp.* 1,293,223
14,229 Forrester Research, Inc.* 102,307
13,838 Franklin Covey Co.* 217,533
12,258 Franklin Electric Co., Inc. 1,166,349
5,342 GATX Corp. 854,346
10,555 Gencor Industries, Inc.* 141,543
34,347 GEO Group, Inc. (The)* 541,309
9,981 Gibraltar Industries, Inc.* 498,651
16,723 Global Industrial Co. 478,947
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
10,477 Gorman-Rupp Co. (The) $ 487,076
10,322 Graham Corp.* 593,515
13,662 Granite Construction, Inc. 1,469,075
24,695 Great Lakes Dredge & Dock
Corp.* 315,355
9,129 Greenbrier Cos., Inc. (The) 406,058
16,482 Griffon Corp. 1,236,150
13,528 Healthcare Services Group, Inc.* 254,056
21,677 Heartland Express, Inc. 170,381
8,374 Heidrick & Struggles
International, Inc. 492,977
9,102 Helios Technologies, Inc. 491,417
1,699 Herc Holdings, Inc. 228,125
15,424 Hillenbrand, Inc. 491,100
49,994 Hillman Solutions Corp.* 437,447
2,230 HireQuest, Inc.
(a)
19,379
30,429 HNI Corp. 1,263,412
18,692 Hub Group, Inc., Class A 720,950
31,245 Hudson Technologies, Inc.* 212,466
4,561 Huron Consulting Group, Inc.* 750,786
13,971 Hyster-Yale, Inc. 406,277
9,530 IBEX Holdings Ltd.* 335,361
2,813 ICF International, Inc. 219,527
7,603 IES Holdings, Inc.* 3,182,388
28,695 Innodata, Inc.* 1,649,102
8,864 Insperity, Inc. 313,520
9,039 Insteel Industries, Inc. 276,413
31,405 Interface, Inc. 876,514
19,395 Intuitive Machines, Inc.* 184,253
34,831 Janus International Group, Inc.* 216,301
5,526 JBT Marel Corp. 776,569
46,143 Joby Aviation, Inc.* 665,843
2,804 Kadant, Inc. 779,848
28,904 Kelly Services, Inc., Class A 249,731
21,235 Kennametal, Inc. 587,785
22,540 Kforce, Inc. 662,676
11,144 Korn Ferry 732,941
17,512 Kratos Defense & Security
Solutions, Inc.* 1,332,663
1,377 L B Foster Co., Class A* 37,151
118,937 Legalzoom.com, Inc.* 1,109,682
4,718 Limbach Holdings, Inc.* 333,798
1,760 Lindsay Corp. 202,277
29,591 LSI Industries, Inc. 541,219
40,964 Manitowoc Co., Inc. (The)* 462,074
21,239 Marten Transport Ltd. 217,700
26,363 Masterbrand, Inc.* 292,366
29,370 Matrix Service Co.* 343,335
7,212 Matson, Inc. 785,964
8,228 Maximus, Inc. 708,349
15,660 Mayville Engineering Co., Inc.* 266,063
4,114 McGrath RentCorp 424,071
4,776 Mercury Systems, Inc.* 333,795
66,905 Microvast Holdings, Inc.* 235,506
10,925 Miller Industries, Inc. 423,234
32,051 MillerKnoll, Inc. 507,367
14,662 Mistras Group, Inc.* 175,797
4,664 Montrose Environmental Group,
Inc.* 119,632
4,175 Moog, Inc., Class A 958,914

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
33,439 Mueller Water Products, Inc.,
Class A $ 810,561
2,813 MYR Group, Inc.* 631,012
8,524 NANO Nuclear Energy, Inc.*
(a)
278,735
3,610 National Presto Industries, Inc. 338,799
13,280 Nextpower, Inc., Class A* 1,216,714
13,315 NPK International, Inc.* 163,908
29,657 NuScale Power Corp.* 593,140
10,398 NWPX Infrastructure, Inc.* 609,531
4,671 Omega Flex, Inc. 126,584
33,487 OPENLANE, Inc.* 851,909
26,494 Orion Group Holdings, Inc.* 264,940
67,185 Pitney Bowes, Inc. 662,444
72,408 Planet Labs PBC* 861,655
1,081 Powell Industries, Inc. 349,401
6,787 Power Solutions International,
Inc.* 367,041
3,113 Preformed Line Products Co. 638,943
16,214 Primoris Services Corp. 2,052,044
8,121 Proto Labs, Inc.* 412,709
21,092 Quanex Building Products Corp. 273,352
44,007 Radiant Logistics, Inc.* 274,604
5,456 RCM Technologies, Inc.* 106,828
22,001 Redwire Corp.*
(a)
121,226
38,516 Resideo Technologies, Inc.* 1,270,643
42,521 Resources Connection, Inc. 205,589
17,816 REV Group, Inc. 949,058
71,447 Richtech Robotics, Inc., Class
B*
(a)
253,637
21,313 Rush Enterprises, Inc., Class A 1,109,555
10,570 Rush Enterprises, Inc., Class B
(a)
564,121
8,540 RXO, Inc.* 112,899
39,178 Safe Bulkers, Inc. (Monaco) 207,252
87,002 Satellogic, Inc., Class A*
(a)
143,553
21,478 Shoals Technologies Group, Inc.,
Class A* 180,200
4,520 Sky Harbour Group Corp.*
(a)
41,765
12,216 SkyWest, Inc.* 1,240,168
35,061 Spire Global, Inc.*
(a)
287,150
7,315 SPX Technologies, Inc.* 1,573,018
1,823 Standex International Corp. 446,927
60,759 Steelcase, Inc., Class A 989,764
6,404 Sterling Infrastructure, Inc.* 2,204,961
10,807 Sunrun, Inc.* 218,842
6,088 Tecnoglass, Inc. 303,061
11,755 Tennant Co. 859,643
14,703 Terex Corp. 679,426
18,216 Thermon Group Holdings, Inc.* 639,382
12,652 TIC Solutions, Inc.* 122,977
34,873 Titan International, Inc.* 282,123
23,318 Titan Machinery, Inc.* 431,849
3,629 TriNet Group, Inc. 212,659
11,910 Trinity Industries, Inc. 315,853
37,074 TrueBlue, Inc.* 181,663
25,864 Tutor Perini Corp.* 1,772,977
14,521 UFP Industries, Inc. 1,350,308
1,672 UniFirst Corp. 288,504
51,244 Upwork, Inc.* 1,011,557
6,336 V2X, Inc.* 347,530
15,616 Verra Mobility Corp.* 340,741
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
69,709 Vestis Corp. $ 451,714
4,961 Vicor Corp.* 443,265
8,653 Virco Mfg. Corp. 60,917
3,102 VSE Corp. 558,949
35,993 Wabash National Corp. 303,781
8,149 Watts Water Technologies, Inc.,
Class A 2,248,146
8,416 Werner Enterprises, Inc. 215,113
12,256 Willdan Group, Inc.* 1,236,630
1,586 Willis Lease Finance Corp. 194,618
3,668 Worthington Enterprises, Inc. 201,226
11,271 Xometry, Inc., Class A* 659,015
26,989 Zurn Elkay Water Solutions
Corp. 1,287,375
122,901,748
Information Technology – 14.4%
151,087 8x8, Inc.* 293,109
44,934 A10 Networks, Inc. 773,763
26,853 ACI Worldwide, Inc.* 1,258,332
5,201 ACM Research, Inc., Class A* 173,765
42,032 Adeia, Inc. 519,936
54,106 ADTRAN Holdings, Inc.* 429,061
6,117 Advanced Energy Industries, Inc. 1,291,849
4,966 Aehr Test Systems*
(a)
114,069
23,059 Aeva Technologies, Inc.* 257,108
3,745 Agilysys, Inc.* 460,485
11,055 Airship AI Holdings, Inc.*
(a)
40,682
10,610 Alarm.com Holdings, Inc.* 551,296
9,593 Alkami Technology, Inc.* 204,523
7,149 Alpha & Omega Semiconductor
Ltd.* 144,982
2,960 Ambarella, Inc.* 219,573
37,234 Appian Corp., Class A* 1,504,254
17,779 Applied Digital Corp.* 481,811
8,101 Applied Optoelectronics, Inc.* 216,945
67,259 Arlo Technologies, Inc.* 975,255
33,578 Arteris, Inc.* 481,508
77,367 Asana, Inc., Class A* 996,487
16,570 ASGN, Inc.* 745,816
24,815 Atomera, Inc.*
(a)
61,541
42,227 AvePoint, Inc.* 548,951
5,658 Axcelis Technologies, Inc.* 468,313
63,980 Backblaze, Inc., Class A* 303,265
6,836 Badger Meter, Inc. 1,220,499
1,169 Bel Fuse, Inc., Class A 153,770
5,333 Bel Fuse, Inc., Class B 821,442
8,371 Belden, Inc. 949,271
15,609 Benchmark Electronics, Inc. 701,312
95,979 BigBear.ai Holdings, Inc.*
(a)
608,507
23,752 Bitdeer Technologies Group,
Class A*
(a)
318,514
2,568 BK Technologies Corp.* 164,326
6,518 Blackbaud, Inc.* 367,485
6,570 BlackLine, Inc.* 374,424
122,060 Blend Labs, Inc., Class A* 385,710
45,857 Box, Inc., Class A* 1,354,616
8,008 Braze, Inc., Class A* 229,830
20,597 Calix, Inc.* 1,138,396
45,868 Cerence, Inc.* 508,217

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
27,014 Cipher Mining, Inc.* $ 549,735
24,099 Cleanspark, Inc.* 363,895
13,378 Clear Secure, Inc., Class A 474,919
11,363 Clearfield, Inc.* 333,618
19,397 Clearwater Analytics Holdings,
Inc., Class A* 427,898
3,909 Climb Global Solutions, Inc. 395,044
16,355 Cohu, Inc.* 397,754
84,646 Commerce.com, Inc., Series 1* 388,525
111,458 CommScope Holding Co., Inc.* 2,200,181
14,716 Commvault Systems, Inc.* 1,817,426
29,586 CompoSecure, Inc., Class A* 587,874
23,669 Consensus Cloud Solutions, Inc.* 516,931
30,510 Core Scientific, Inc.* 515,314
34,885 Corsair Gaming, Inc.* 227,450
22,368 Credo Technology Group
Holding Ltd.* 3,972,557
11,629 CTS Corp. 492,256
847 Daily Journal Corp.* 388,256
34,433 Daktronics, Inc.* 651,817
12,818 Diebold Nixdorf, Inc.* 827,017
13,055 Digi International, Inc.* 546,091
6,918 Digimarc Corp.* 55,413
42,666 Digital Turbine, Inc.* 204,370
6,148 DigitalOcean Holdings, Inc.* 273,709
10,293 Diodes, Inc.* 475,640
42,129 Domo, Inc., Class B* 481,956
42,583 D-Wave Quantum, Inc.
(Canada)* 965,357
17,360 eGain Corp.* 180,891
8,926 ePlus, Inc. 799,770
55,055 Evolv Technologies Holdings,
Inc.* 351,801
67,375 Extreme Networks, Inc.* 1,179,062
5,093 Fabrinet (Thailand)* 2,339,775
16,323 Fastly, Inc., Class A* 190,326
16,259 Five9, Inc.* 318,514
8,476 Frequency Electronics, Inc.*
(a)
242,753
16,103 Freshworks, Inc., Class A* 195,490
43,120 Grid Dynamics Holdings, Inc.* 377,731
31,993 Hackett Group, Inc. (The) 590,911
60,818 Harmonic, Inc.* 581,420
15,376 Hut 8 Corp. (Canada)* 691,920
5,336 I3 Verticals, Inc., Class A* 126,303
14,483 Ichor Holdings Ltd.* 243,314
30,099 Immersion Corp. 214,004
3,794 Impinj, Inc.* 652,075
45,989 Information Services Group,
Inc.
(a)
247,421
5,461 Insight Enterprises, Inc.* 472,759
8,204 Intapp, Inc.* 354,331
5,911 InterDigital, Inc. 2,114,660
30,147 IonQ, Inc.* 1,486,247
7,218 Itron, Inc.* 714,871
36,159 Jamf Holding Corp.* 467,536
26,068 Kimball Electronics, Inc.* 753,365
26,898 Knowles Corp.* 604,667
163,959 Kopin Corp.*
(a)
400,060
10,408 Kulicke & Soffa Industries, Inc.
(Singapore) 469,505
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
12,939 Life360, Inc.*
(a)
$ 1,030,074
26,629 LiveRamp Holdings, Inc.* 768,247
36,091 Mirion Technologies, Inc.* 939,088
36,601 Mitek Systems, Inc.* 324,285
19,932 N-able, Inc.* 143,510
18,123 Napco Security Technologies,
Inc. 732,169
19,148 NCR Voyix Corp.* 193,586
18,985 NETGEAR, Inc.* 502,153
23,032 NetScout Systems, Inc.* 619,100
26,656 NextNav, Inc.* 378,782
8,916 nLight, Inc.* 314,111
3,861 Novanta, Inc.* 438,841
5,085 NVE Corp. 325,135
46,470 OneSpan, Inc. 566,934
30,741 Ooma, Inc.* 345,529
3,879 OSI Systems, Inc.* 1,050,627
13,822 Ouster, Inc.* 317,353
33,939 Pagaya Technologies Ltd., Class
A* 846,778
40,460 PagerDuty, Inc.* 485,520
6,433 PAR Technology Corp.* 222,003
8,790 PC Connection, Inc. 510,172
11,858 PDF Solutions, Inc.* 321,352
20,871 Penguin Solutions, Inc.* 422,220
30,426 Photronics, Inc.* 697,060
7,769 Plexus Corp.* 1,110,579
52,163 Porch Group, Inc.* 505,459
5,520 Power Integrations, Inc. 185,472
10,940 Progress Software Corp.* 453,025
45,108 PROS Holdings, Inc.* 1,048,310
11,678 Q2 Holdings, Inc.* 842,334
8,479 Qualys, Inc.* 1,194,267
29,383 Quantum Computing, Inc.*
(a)
343,781
7,305 Rackspace Technology, Inc.* 7,743
19,073 Rambus, Inc.* 1,822,807
28,138 Rapid7, Inc.* 441,204
37,962 Red Cat Holdings, Inc.*
(a)
281,678
6,795 Red Violet, Inc. 368,221
82,963 Ribbon Communications, Inc.* 237,274
46,261 Rigetti Computing, Inc.* 1,182,894
21,271 Riot Platforms, Inc.* 343,101
7,179 Rogers Corp.* 601,672
13,303 Sanmina Corp.* 2,077,463
3,325 Sapiens International Corp. NV
(Israel) 143,873
14,984 ScanSource, Inc.* 616,142
50,131 SEMrush Holdings, Inc., Class
A* 593,050
15,541 Semtech Corp.* 1,152,521
3,446 Silicon Laboratories, Inc.* 439,641
2,513 SiTime Corp.* 748,120
47,999 SoundHound AI, Inc., Class A* 578,388
90,203 Sprinklr, Inc., Class A* 652,168
62,925 Sprout Social, Inc., Class A* 627,362
7,588 SPS Commerce, Inc.* 632,232
6,285 Synaptics, Inc.* 430,585
23,920 Telos Corp.* 138,258
27,958 Tenable Holdings, Inc.* 741,446
65,943 Terawulf, Inc.* 1,022,776

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
19,350 TSS, Inc.*
(a)
$ 186,340
28,459 TTM Technologies, Inc.* 1,997,253
17,457 Turtle Beach Corp.* 242,303
14,366 Ultra Clean Holdings, Inc.* 364,322
69,856 Unisys Corp.* 187,214
14,449 Varonis Systems, Inc.* 477,828
16,283 Veeco Instruments, Inc.* 475,952
7,206 Vertex, Inc., Class A* 141,742
8,261 Viant Technology, Inc., Class A* 87,649
16,953 Viasat, Inc.* 581,996
38,434 Viavi Solutions, Inc.* 689,506
12,028 Vishay Intertechnology, Inc. 164,423
14,308 Vishay Precision Group, Inc.* 488,475
56,745 VTEX, Class A (Brazil)* 235,492
73,386 Vuzix Corp.*
(a)
197,408
19,500 Weave Communications, Inc.* 124,410
7,349 Workiva, Inc.* 680,223
89,936 Xerox Holdings Corp. 250,022
55,831 Xperi, Inc.* 323,261
125,209 Yext, Inc.* 1,054,260
75,588 Zeta Global Holdings Corp.,
Class A* 1,379,481
103,093,518
Materials – 3.2%
19,668 AdvanSix, Inc. 302,691
2,332 Alpha Metallurgical Resources,
Inc.* 371,278
59,827 American Battery Technology
Co.*
(a)
223,753
29,588 Arq, Inc.* 110,067
44,559 ASP Isotopes, Inc.*
(a)
277,157
16,016 Avient Corp. 489,929
3,992 Balchem Corp. 623,590
10,461 Cabot Corp. 654,545
9,169 Caledonia Mining Corp. PLC
(South Africa) 282,497
7,471 Century Aluminum Co.* 223,906
59,240 Coeur Mining, Inc.* 1,023,075
21,447 Commercial Metals Co. 1,367,890
14,063 Compass Minerals International,
Inc.* 267,056
10,169 Constellium SE* 170,941
9,053 Core Molding Technologies,
Inc.* 171,102
49,505 Ecovyst, Inc.* 455,446
16,269 Flotek Industries, Inc.*
(a)
232,484
7,681 Greif, Inc., Class A 504,104
4,746 Hawkins, Inc. 617,075
9,261 HB Fuller Co. 539,731
20,154 Hecla Mining Co. 338,990
4,795 Idaho Strategic Resources,
Inc.*
(a)
190,314
5,450 Ingevity Corp.* 284,653
6,575 Innospec, Inc. 491,547
924 Intrepid Potash, Inc.* 23,377
4,270 Kaiser Aluminum Corp. 410,133
8,922 Knife River Corp.* 667,722
15,320 Koppers Holdings, Inc. 454,544
18,239 LSB Industries, Inc.* 162,874
Shares Description Value
Common Stocks – (continued)
Materials – (continued)
4,022 Materion Corp. $ 491,448
29,145 Mativ Holdings, Inc. 364,021
21,675 Metallus, Inc.* 366,524
8,928 Minerals Technologies, Inc. 523,627
24,266 Myers Industries, Inc. 438,244
34,241 NioCorp Developments Ltd.*
(a)
214,349
22,920 O-I Glass, Inc.* 308,962
12,127 Olympic Steel, Inc. 471,619
36,848 Perimeter Solutions, Inc.* 1,027,322
26,682 Perpetua Resources Corp.* 686,795
3,208 Quaker Chemical Corp. 442,223
8,101 Ramaco Resources, Inc., Class
A* 127,105
72,566 Rayonier Advanced Materials,
Inc.* 473,856
19,269 Ryerson Holding Corp. 441,838
7,942 Sensient Technologies Corp. 774,266
3,510 Smith-Midland Corp.* 122,218
38,726 SSR Mining, Inc. (Canada)* 901,541
7,939 Stepan Co. 359,875
39,041 SunCoke Energy, Inc. 254,547
11,270 Sylvamo Corp. 533,860
10,983 TriMas Corp. 374,191
10,030 U.S. Gold Corp.*
(a)
173,118
99,241 United States Antimony Corp.* 606,363
4,691 United States Lime & Minerals,
Inc. 570,285
22,980,668
Real Estate – 4.0%
22,800 Acadia Realty Trust REIT 468,996
7,956 Alexander & Baldwin, Inc. REIT 124,352
13,774 American Assets Trust, Inc.
REIT 268,593
23,679 American Healthcare REIT, Inc.
REIT 1,202,420
57,046 Anywhere Real Estate, Inc.* 812,905
42,042 Apple Hospitality REIT, Inc.
REIT 499,879
69,195 Brandywine Realty Trust REIT 237,339
21,638 Broadstone Net Lease, Inc. REIT 380,180
12,340 BRT Apartments Corp. REIT 180,658
27,296 CareTrust REIT, Inc. REIT 1,024,419
18,165 CBL & Associates Properties,
Inc. REIT 607,074
196 Centerspace REIT 13,085
58,625 Chatham Lodging Trust REIT 397,477
39,058 City Office REIT, Inc. REIT 265,985
156,710 Compass, Inc., Class A* 1,632,918
18,078 COPT Defense Properties REIT 555,537
10,972 CTO Realty Growth, Inc. REIT 198,374
42,674 Cushman & Wakefield Ltd.* 714,789
55,105 DiamondRock Hospitality Co.
REIT 502,007
85,631 Douglas Elliman, Inc.* 226,922
35,873 Douglas Emmett, Inc. REIT 437,292
8,056 Easterly Government Properties,
Inc. REIT 175,621
9,479 Elme Communities REIT 164,555

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Real Estate – (continued)
46,254 Empire State Realty Trust, Inc.,
Class A REIT $ 325,166
25,966 Essential Properties Realty Trust,
Inc. REIT 822,084
96,657 eXp World Holdings, Inc. 1,097,057
4,208 Forestar Group, Inc.* 107,388
13,052 Four Corners Property Trust, Inc.
REIT 313,770
79,428 Franklin Street Properties Corp.
REIT 82,605
6,305 FRP Holdings, Inc.* 146,970
8,302 Getty Realty Corp. REIT 236,358
7,706 Gladstone Commercial Corp.
REIT 85,228
2,931 Global Medical REIT, Inc. REIT 97,221
22,945 Global Net Lease, Inc. REIT 188,378
106,282 Hudson Pacific Properties, Inc.
REIT* 210,438
30,952 Independence Realty Trust, Inc.
REIT 530,827
35,591 Industrial Logistics Properties
Trust REIT 197,174
12,847 InvenTrust Properties Corp.
REIT 366,653
18,078 JBG SMITH Properties REIT 329,562
29,679 Kite Realty Group Trust REIT 686,772
5,476 LTC Properties, Inc. REIT 199,819
4,835 LXP Industrial Trust REIT 234,498
29,257 Macerich Co. (The) REIT 507,902
6,474 Marcus & Millichap, Inc. 189,688
8,928 Modiv Industrial, Inc. REIT 133,027
5,309 National Health Investors, Inc.
REIT 421,959
12,269 NET Lease Office Properties
REIT 361,813
8,760 NETSTREIT Corp. REIT 160,571
24,369 Newmark Group, Inc., Class A 423,533
4,578 NexPoint Residential Trust, Inc.
REIT 145,626
29,222 Outfront Media, Inc. REIT 687,594
85,480 Paramount Group, Inc. REIT* 563,313
44,186 Pebblebrook Hotel Trust REIT 501,069
10,333 Phillips Edison & Co., Inc. REIT 366,821
52,157 Piedmont Realty Trust, Inc. REIT 455,852
3,634 PotlatchDeltic Corp. REIT 146,232
20,550 RE/MAX Holdings, Inc., Class
A* 168,921
123,238 Real Brokerage, Inc. (The)
(Canada)*
(a)
489,255
49,257 RLJ Lodging Trust REIT 371,398
10,493 RMR Group, Inc. (The), Class A 160,018
8,876 Ryman Hospitality Properties,
Inc. REIT 847,037
34,137 Sabra Health Care REIT, Inc.
REIT 666,013
125,468 Service Properties Trust REIT 218,314
1,100 Sila Realty Trust, Inc. REIT 26,312
8,020 SL Green Realty Corp. REIT 377,983
3,952 St Joe Co. (The) 238,424
Shares Description Value
Common Stocks – (continued)
Real Estate – (continued)
78,136 Summit Hotel Properties, Inc.
REIT $ 418,809
42,989 Sunstone Hotel Investors, Inc.
REIT 402,377
18,693 Tanger, Inc. REIT 627,711
5,583 Terreno Realty Corp. REIT 350,557
10,013 UMH Properties, Inc. REIT 151,497
15,357 Urban Edge Properties REIT 295,162
10,431 Veris Residential, Inc. REIT 157,091
6,499 Whitestone REIT 86,372
38,174 Xenia Hotels & Resorts, Inc.
REIT 533,673
29,001,269
Utilities – 2.5%
14,685 ALLETE, Inc. 993,000
4,222 American States Water Co. 311,457
16,041 Avista Corp. 663,777
13,991 Black Hills Corp. 1,032,396
29,569 Brookfield Infrastructure Corp.,
Class A (Canada) 1,349,825
5,823 California Water Service Group 264,189
3,758 Chesapeake Utilities Corp. 522,587
12,340 Consolidated Water Co. Ltd. 422,398
23,309 Genie Energy Ltd., Class B 337,514
4,312 H2O America 200,206
23,820 Hallador Energy Co.* 485,690
49,835 Hawaiian Electric Industries,
Inc.* 586,060
5,881 MGE Energy, Inc. 487,064
45,488 Montauk Renewables, Inc.* 74,145
13,755 New Jersey Resources Corp. 661,340
8,540 Northwest Natural Holding Co. 422,474
10,023 Northwestern Energy Group, Inc. 692,489
11,704 Oklo, Inc.* 1,069,511
11,228 ONE Gas, Inc. 940,233
7,570 Ormat Technologies, Inc. 854,729
6,493 Otter Tail Corp. 533,725
14,495 Portland General Electric Co. 736,636
25,187 Pure Cycle Corp.* 286,628
2,626 RGC Resources, Inc. 59,243
13,558 Southwest Gas Holdings, Inc. 1,125,992
12,826 Spire, Inc. 1,137,153
19,459 TXNM Energy, Inc. 1,137,379
4,296 Unitil Corp. 215,788
1,969 York Water Co. (The) 64,248
17,667,876
TOTAL COMMON STOCKS
(Cost $594,292,123)
714,748,456
Units Description Expiration Month Value
A
Rights – 0.0%
Health Care – –%
4,104 Chinook
Therapeutics,
Inc.*
(b)
12/25 —

GOLDMAN SACHS ACTIVE BETA
®
U.S. SMALL CAP EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Additional Investment Information
**End swaps header**
Units Description Expiration Month Value
Rights – (continued)
Materials – 0.0%
15,501 Resolute Forest
Products*
(b)
09/23 $ 22,011
TOTAL RIGHTS
(Cost $0)
22,011
Shares Dividend Rate Value
aa
Investment Company – 0.8%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
6,116,394 3.902% 6,116,394
(Cost $6,116,394)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $600,408,517)
720,886,861
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 1.3%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
9,468,274 3.928% $ 9,468,274
(Cost $9,468,274)
TOTAL INVESTMENTS – 101.1%
(Cost $609,876,791)
$ 730,355,135
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.1)%
(8,229,279)
NET ASSETS – 100.0%
$ 722,125,856
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
FUTURES CONTRACTS
— At November 30, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
Russell 2000 E-Mini Index 63 12/19/25 $ 7,891,065 $ 194,952

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 99.5%
Australia – 2.9%
27,031 AGL Energy Ltd. (Utilities) $ 166,633
25,237 ALS Ltd. (Industrials) 369,571
17,555 Ampol Ltd. (Energy) 354,242
35,917 ANZ Group Holdings Ltd.
(Financials) 815,923
52,875 APA Group (Utilities) 321,094
99,521 Aurizon Holdings Ltd.
(Industrials) 233,652
117,797 Brambles Ltd. (Industrials) 1,858,666
20,767 Charter Hall Group REIT (Real
Estate) 338,568
2,673 Cochlear Ltd. (Health Care) 489,179
487,861 Coles Group Ltd. (Consumer
Staples) 7,141,045
10,343 Commonwealth Bank of
Australia (Financials) 1,034,466
52,047 EBOS Group Ltd. (Health Care) 851,511
517,592 Endeavour Group Ltd.
(Consumer Staples) 1,255,916
108,881 Insurance Australia Group Ltd.
(Financials) 554,096
823,377 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 2,953,640
667,736 Medibank Pvt Ltd. (Financials) 2,080,031
122,917 Origin Energy Ltd. (Utilities) 941,513
78,044 QBE Insurance Group Ltd.
(Financials) 985,239
68,491 Ramsay Health Care Ltd.
(Health Care) 1,653,373
9,063 Rio Tinto PLC (Materials) 651,100
32,032 Sonic Healthcare Ltd. (Health
Care) 490,084
56,721 Suncorp Group Ltd. (Financials) 653,191
802,587 Telstra Group Ltd.
(Communication Services) 2,589,576
364,436 Vicinity Ltd. REIT (Real Estate) 587,933
170,322 Wesfarmers Ltd. (Consumer
Discretionary) 9,145,765
26,035 Westpac Banking Corp.
(Financials) 641,802
195,747 Woolworths Group Ltd.
(Consumer Staples) 3,763,835
162,924 Worley Ltd. (Industrials) 1,425,320
44,346,964
Austria – 0.3%
28,307 Erste Group Bank AG
(Financials) 3,092,988
11,971 OMV AG (Energy) 662,416
13,574 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Financials) 777,426
4,532,830
Belgium – 0.3%
8,064 Ackermans & van Haaren NV
(Industrials) 2,062,653
28,585 Ageas SA/NV (Financials) 1,953,969
8,554 KBC Group NV (Financials) 1,053,788
5,070,410
Shares Description Value
a
Common Stocks – (continued)
Brazil – 0.1%
29,219 Yara International ASA
(Materials) $ 1,067,642
Canada – 3.9%
39,046 AltaGas Ltd. (Utilities) 1,207,750
9,299 Bank of Montreal (Financials) 1,180,077
36,690 Bank of Nova Scotia (The)
(Financials) 2,551,364
40,193 Canadian Imperial Bank of
Commerce (Financials) 3,483,749
18,725 Canadian Tire Corp. Ltd., Class
A (Consumer Discretionary) 2,283,723
23,646 CGI, Inc. (Information
Technology) 2,111,271
1,073 Constellation Software, Inc.
(Information Technology) 2,603,317
6,246 Dollarama, Inc. (Consumer
Discretionary) 895,870
33,196 Emera, Inc. (Utilities) 1,614,973
47,002 Empire Co. Ltd. (Consumer
Staples) 1,734,696
28,414 Enbridge, Inc. (Energy) 1,384,572
667 Fairfax Financial Holdings Ltd.
(Financials) 1,151,338
3,840 FirstService Corp. (Real Estate) 605,288
6,731 Fortis, Inc. (Utilities) 353,727
52,855 George Weston Ltd. (Consumer
Staples) 3,633,367
30,696 Great-West Lifeco, Inc.
(Financials) 1,426,630
202,042 Loblaw Cos. Ltd. (Consumer
Staples) 8,985,764
16,441 Metro, Inc. (Consumer Staples) 1,182,436
12,240 National Bank of Canada
(Financials) 1,483,410
26,929 Open Text Corp. (Information
Technology) 908,869
101,232 Power Corp. of Canada
(Financials) 5,166,713
53,193 Quebecor, Inc., Class B
(Communication Services) 2,009,356
16,892 Rogers Communications,
Inc., Class B (Communication
Services) 661,963
13,045 Royal Bank of Canada
(Financials) 2,022,558
12,252 Saputo, Inc. (Consumer Staples) 348,124
18,817 Stantec, Inc. (Industrials) 1,814,007
13,670 Sun Life Financial, Inc.
(Financials)
(a)
812,228
8,738 TC Energy Corp. (Energy) 473,239
19,989 Toronto-Dominion Bank (The)
(Financials) 1,686,959
27,412 WSP Global, Inc. (Industrials) 4,806,760
60,584,098
Denmark – 0.0%
6,449 Coloplast A/S, Class B (Health
Care) 582,018

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Finland – 0.4%
85,584 Nordea Bank Abp (Financials) $ 1,513,707
39,382 Orion OYJ, Class B (Health
Care) 2,817,701
78,958 Sampo OYJ, Class A
(Financials) 928,718
5,260,126
France – 2.0%
88,241 AXA SA (Financials) 3,983,677
72,737 Bouygues SA (Industrials) 3,631,532
84,371 Cie Generale des Etablissements
Michelin SCA (Consumer
Discretionary) 2,756,358
132,407 Credit Agricole SA (Financials) 2,538,546
5,288 Danone SA (Consumer Staples) 472,548
84,782 Engie SA (Utilities) 2,154,824
9,612 L'Oreal SA (Consumer Staples) 4,189,898
471,777 Orange SA (Communication
Services)
(a)
7,769,324
29,492 TotalEnergies SE (Energy) 1,944,091
13,060 Vinci SA (Industrials) 1,852,918
31,293,716
Germany – 2.5%
8,707 Allianz SE (Financials) 3,762,059
8,203 Beiersdorf AG (Consumer
Staples) 882,123
6,674 Deutsche Boerse AG
(Financials) 1,785,341
140,116 Deutsche Post AG (Industrials) 7,289,883
221,833 Deutsche Telekom AG
(Communication Services) 7,146,768
44,863 E.ON SE (Utilities) 799,210
47,231 Fresenius SE & Co. KGaA
(Health Care) 2,594,345
839 Hannover Rueck SE
(Financials) 252,578
14,643 Henkel AG & Co. KGaA
(Consumer Staples) 1,099,508
53,865 Mercedes-Benz Group AG
(Consumer Discretionary) 3,635,759
4,021 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 2,538,616
6,325 RWE AG (Utilities) 321,073
16,103 SAP SE (Information
Technology) 3,897,454
20,090 Talanx AG (Financials) 2,611,332
38,616,049
Hong Kong – 0.1%
70,804 CK Asset Holdings Ltd. (Real
Estate) 363,041
321,642 Hong Kong & China Gas Co.
Ltd. (Utilities) 299,102
662,143
Israel – 1.0%
100,889 Bank Hapoalim BM
(Financials) 2,177,623
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
74,875 Bank Leumi Le-Israel BM
(Financials) $ 1,566,221
18,452 Check Point Software
Technologies Ltd. (Information
Technology)* 3,446,280
17,968 First International Bank Of
Israel Ltd. (The) (Financials) 1,352,181
158,455 Israel Discount Bank Ltd., Class
A (Financials) 1,654,832
173,888 Mivne Real Estate KD Ltd.
(Real Estate) 747,233
52,896 Mizrahi Tefahot Bank Ltd.
(Financials) 3,696,351
14,640,721
Italy – 1.4%
463,330 A2A SpA (Utilities) 1,268,477
73,718 Banca Mediolanum SpA
(Financials)
(a)
1,577,606
130,687 Enel SpA (Utilities) 1,351,066
158,567 Eni SpA (Energy) 2,968,692
256,171 Generali (Financials) 10,161,693
104,625 Poste Italiane SpA (Financials)
(a)
(b)
2,502,520
100,792 Snam SpA (Utilities) 670,730
15,745 Terna - Rete Elettrica Nazionale
(Utilities) 166,064
20,666,848
Japan – 5.0%
107,727 Aeon Co. Ltd. (Consumer
Staples) 1,951,926
164,282 ANA Holdings, Inc.
(Industrials) 3,101,935
84,660 Asahi Group Holdings Ltd.
(Consumer Staples) 983,315
288,821 Asahi Kasei Corp. (Materials) 2,413,474
107,728 Bridgestone Corp. (Consumer
Discretionary) 5,055,381
224,833 Canon, Inc. (Information
Technology) 6,636,211
97,799 Central Japan Railway Co.
(Industrials) 2,674,823
35,142 Chubu Electric Power Co., Inc.
(Utilities) 549,481
19,522 Dai Nippon Printing Co. Ltd.
(Industrials) 330,266
233,888 Daiwa Securities Group, Inc.
(Financials) 1,940,199
76,913 Haseko Corp. (Consumer
Discretionary) 1,472,215
159,663 Japan Airlines Co. Ltd.
(Industrials)
(a)
2,980,444
9,308 Japan Tobacco, Inc. (Consumer
Staples) 349,952
67,566 JFE Holdings, Inc. (Materials) 829,150
20,566 KDDI Corp. (Communication
Services) 354,452
158,299 Kyushu Electric Power Co., Inc.
(Utilities) 1,767,106

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
95,898 Lixil Corp. (Industrials) $ 1,136,273
31,520 Marui Group Co. Ltd.
(Financials) 640,903
312,492 Mitsubishi HC Capital, Inc.
(Financials) 2,502,139
19,016 NGK Insulators Ltd.
(Industrials) 375,446
29,527 NH Foods Ltd. (Consumer
Staples) 1,306,719
46,099 Nichirei Corp. (Consumer
Staples) 575,167
77,247 NIPPON EXPRESS
HOLDINGS, Inc. (Industrials) 1,639,488
281,792 Nippon Steel Corp. (Materials) 1,141,072
49,537 Nippon Television Holdings,
Inc. (Communication Services) 1,269,772
8,696 Nissan Chemical Corp.
(Materials) 294,176
75,113 Nisshin Seifun Group, Inc.
(Consumer Staples) 901,789
3,352,594 NTT, Inc. (Communication
Services) 3,347,223
4,614 Obic Co. Ltd. (Information
Technology) 148,488
137,555 Oji Holdings Corp. (Materials) 724,400
141,106 Ono Pharmaceutical Co. Ltd.
(Health Care) 1,989,771
4,313 Oracle Corp. Japan (Information
Technology) 371,048
50,721 Osaka Gas Co. Ltd. (Utilities) 1,782,467
146,372 Otsuka Holdings Co. Ltd.
(Health Care) 8,297,384
109,440 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 664,214
45,716 Ricoh Co. Ltd. (Information
Technology) 410,433
50,548 SCSK Corp. (Information
Technology) 1,842,467
54,740 Sekisui Chemical Co. Ltd.
(Industrials) 932,562
60,946 SG Holdings Co. Ltd.
(Industrials) 609,460
18,402 Shimadzu Corp. (Information
Technology) 525,822
11,534 Shimamura Co. Ltd. (Consumer
Discretionary) 827,078
1,648,367 SoftBank Corp.
(Communication Services) 2,357,677
32,185 Suntory Beverage & Food Ltd.
(Consumer Staples) 1,021,340
117,374 Takeda Pharmaceutical Co. Ltd.
(Health Care) 3,389,217
20,188 TIS, Inc. (Information
Technology) 667,672
37,220 Tokyu Fudosan Holdings Corp.
(Real Estate) 346,321
54,992 Tsuruha Holdings, Inc.
(Consumer Staples)
(a)
975,795
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
32,487 West Japan Railway Co.
(Industrials) $ 647,034
75,504 Yamada Holdings Co. Ltd.
(Consumer Discretionary) 231,568
77,282,715
Netherlands – 1.6%
319 ASML Holding NV
(Information Technology) 334,453
13,359 EXOR NV (Financials) 1,125,575
21,311 Heineken Holding NV
(Consumer Staples) 1,522,285
108,218 ING Groep NV (Financials) 2,806,991
336,442 Koninklijke Ahold Delhaize NV
(Consumer Staples) 13,919,826
357,801 Koninklijke KPN NV
(Communication Services) 1,636,070
33,997 Wolters Kluwer NV
(Industrials) 3,614,100
24,959,300
New Zealand – 0.1%
28,470 Mainfreight Ltd. (Industrials) 1,098,263
6,195 Xero Ltd. (Information
Technology)* 496,663
1,594,926
Norway – 0.6%
101,555 DNB Bank ASA (Financials) 2,716,529
67,666 Gjensidige Forsikring ASA
(Financials) 1,895,001
63,080 SpareBank 1 Sor-Norge ASA
(Financials) 1,115,334
143,286 Storebrand ASA (Financials) 2,230,254
127,234 Telenor ASA (Communication
Services) 1,838,227
9,795,345
Singapore – 1.2%
194,096 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) 352,180
39,485 DBS Group Holdings Ltd.
(Financials) 1,652,385
128,218 Keppel Ltd. (Industrials) 1,013,745
301,260 Oversea-Chinese Banking Corp.
Ltd. (Financials) 4,303,216
517,147 Singapore Airlines Ltd.
(Industrials) 2,591,425
307,194 Singapore Exchange Ltd.
(Financials) 3,998,989
450,914 Singapore Telecommunications
Ltd. (Communication Services) 1,646,777
88,727 United Overseas Bank Ltd.
(Financials) 2,327,872
154,681 UOL Group Ltd. (Real Estate) 1,005,609
18,892,198

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Spain – 1.1%
64,553 ACS Actividades de
Construccion y Servicios SA
(Industrials) $ 5,967,141
43,662 Aena SME SA (Industrials)
(b)
1,188,764
5,895 Amadeus IT Group SA
(Consumer Discretionary) 433,337
57,059 Endesa SA (Utilities) 2,070,033
97,842 Iberdrola SA (Utilities) 2,064,918
34,976 Naturgy Energy Group SA
(Utilities) 1,076,484
1,013,619 Telefonica SA (Communication
Services) 4,393,690
17,194,367
Sweden – 0.9%
31,212 Axfood AB (Consumer Staples) 893,497
145,645 Investor AB, Class A
(Financials) 4,935,260
15,122 Securitas AB, Class B
(Industrials)
(a)
230,876
41,983 Skandinaviska Enskilda Banken
AB, Class A (Financials) 836,166
35,897 Skanska AB, Class B
(Industrials) 921,807
96,043 Svenska Handelsbanken AB,
Class A (Financials) 1,332,948
42,670 Swedbank AB, Class A
(Financials) 1,358,581
125,282 Tele2 AB, Class B
(Communication Services) 1,995,108
409,649 Telia Co. AB (Communication
Services) 1,646,110
14,150,353
Switzerland – 1.3%
3,729 Geberit AG (Industrials) 2,905,364
56,920 SGS SA (Industrials) 6,533,093
1,540 Swiss Life Holding AG
(Financials) 1,689,311
2,568 Swisscom AG (Communication
Services) 1,843,766
16,390 TE Connectivity PLC
(Information Technology) 3,706,598
4,726 Zurich Insurance Group AG
(Financials) 3,397,282
20,075,414
United Kingdom – 3.5%
22,181 Admiral Group PLC
(Financials) 932,246
51,125 Associated British Foods PLC
(Consumer Staples) 1,446,941
10,239 AstraZeneca PLC (Health Care) 1,895,808
122,302 Auto Trader Group PLC
(Communication Services)
(b)
1,035,501
153,093 Aviva PLC (Financials) 1,322,166
50,830 BAE Systems PLC (Industrials) 1,111,608
58,434 British American Tobacco PLC
(Consumer Staples) 3,422,964
34,121 Bunzl PLC (Industrials) 978,352
464,006 Centrica PLC (Utilities) 1,054,396
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
784,445 CK Hutchison Holdings Ltd.
(Industrials) $ 5,536,536
2,663 Coca-Cola Europacific Partners
PLC (Consumer Staples) 244,171
12,331 DCC PLC (Industrials)
(a)
815,949
14,754 Halma PLC (Information
Technology) 695,947
218,013 HSBC Holdings PLC
(Financials) 3,091,459
62,544 Imperial Brands PLC
(Consumer Staples) 2,658,497
1,693 InterContinental Hotels Group
PLC (Consumer Discretionary) 224,659
572,739 J Sainsbury PLC (Consumer
Staples) 2,445,110
20,947 Next PLC (Consumer
Discretionary) 3,918,977
61,122 Pearson PLC (Consumer
Discretionary) 807,923
34,856 Phoenix Group Holdings PLC
(Financials) 321,442
115,284 RELX PLC (Industrials) 4,629,895
360,043 Sage Group PLC (The)
(Information Technology) 5,125,981
68,562 Smith & Nephew PLC (Health
Care) 1,139,647
10,402 Smiths Group PLC (Industrials) 336,848
1,180,941 Tesco PLC (Consumer Staples) 7,046,059
295,451 WPP PLC (Communication
Services) 1,189,294
53,428,376
United States – 69.3%
12,714 Abbott Laboratories (Health
Care) 1,638,835
29,020 AbbVie, Inc. (Health Care) 6,607,854
19,715 Accenture PLC, Class A
(Information Technology) 4,928,750
18,468 Adobe, Inc. (Information
Technology)* 5,912,161
51,156 Aflac, Inc. (Financials) 5,643,018
25,059 Alliant Energy Corp. (Utilities) 1,740,849
21,470 Allstate Corp. (The)
(Financials) 4,572,681
60,893 Alphabet, Inc., Class A
(Communication Services) 19,496,721
54,303 Alphabet, Inc., Class C
(Communication Services) 17,383,476
63,989 Altria Group, Inc. (Consumer
Staples) 3,775,991
99,508 Amazon.com, Inc. (Consumer
Discretionary)* 23,207,256
39,168 Amdocs Ltd. (Information
Technology) 2,995,569
23,595 Ameren Corp. (Utilities) 2,509,328
15,911 American Electric Power Co.,
Inc. (Utilities) 1,969,304
7,218 American Express Co.
(Financials) 2,636,519

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
28,233 American International Group,
Inc. (Financials) $ 2,150,225
8,860 Ameriprise Financial, Inc.
(Financials) 4,037,856
2,855 AMETEK, Inc. (Industrials) 564,976
74,738 Amphenol Corp., Class A
(Information Technology) 10,530,584
9,691 Aon PLC, Class A (Financials) 3,429,839
216,528 Apple, Inc. (Information
Technology) 60,378,833
49,769 Arch Capital Group Ltd.
(Financials)* 4,674,304
54,726 Archer-Daniels-Midland Co.
(Consumer Staples) 3,324,057
4,865 Arthur J Gallagher & Co.
(Financials) 1,204,671
418,930 AT&T, Inc. (Communication
Services) 10,900,559
16,479 Atmos Energy Corp. (Utilities) 2,906,401
15,251 Autodesk, Inc. (Information
Technology)* 4,626,238
1,498 Automatic Data Processing, Inc.
(Industrials) 382,439
3,374 AutoZone, Inc. (Consumer
Discretionary)* 13,341,909
92,567 Bank of America Corp.
(Financials) 4,966,220
51,366 Bank of New York Mellon Corp.
(The) (Financials) 5,758,129
4,291 Becton Dickinson & Co.
(Health Care) 832,540
32,320 Berkshire Hathaway, Inc., Class
B (Financials)* 16,606,339
33,971 Biogen, Inc. (Health Care)* 6,185,779
395 Booking Holdings, Inc.
(Consumer Discretionary) 1,941,303
36,474 Boston Scientific Corp. (Health
Care)* 3,705,029
469,712 BP PLC (Energy) 2,826,799
87,803 Bristol-Myers Squibb Co.
(Health Care) 4,319,908
26,873 Broadcom, Inc. (Information
Technology) 10,828,744
3,123 Broadridge Financial Solutions,
Inc. (Industrials) 712,325
8,833 Cadence Design Systems, Inc.
(Information Technology)* 2,754,483
49,116 Cardinal Health, Inc. (Health
Care) 10,425,362
13,795 Cboe Global Markets, Inc.
(Financials) 3,561,455
21,312 CDW Corp. (Information
Technology) 3,073,617
26,997 Cencora, Inc. (Health Care) 9,960,003
71,896 CenterPoint Energy, Inc.
(Utilities) 2,874,402
3,399 Charles Schwab Corp. (The)
(Financials) 315,189
7,700 Cheniere Energy, Inc. (Energy) 1,605,142
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
9,736 Chevron Corp. (Energy) $ 1,471,402
12,627 Chubb Ltd. (Financials) 3,739,865
13,212 Church & Dwight Co., Inc.
(Consumer Staples) 1,125,134
16,746 Cigna Group (The) (Health
Care) 4,643,331
18,765 Cincinnati Financial Corp.
(Financials) 3,144,826
34,899 Cintas Corp. (Industrials) 6,491,912
145,285 Cisco Systems, Inc.
(Information Technology) 11,178,228
75,615 Citigroup, Inc. (Financials) 7,833,714
12,192 CME Group, Inc. (Financials) 3,431,560
19,999 CMS Energy Corp. (Utilities) 1,508,725
30,960 Coca-Cola Co. (The)
(Consumer Staples) 2,263,795
85,808 Cognizant Technology Solutions
Corp., Class A (Information
Technology) 6,668,140
111,087 Colgate-Palmolive Co.
(Consumer Staples) 8,930,284
177,976 Comcast Corp., Class A
(Communication Services) 4,750,179
4,801 Consolidated Edison, Inc.
(Utilities) 481,828
5,755 Corpay, Inc. (Financials)* 1,702,329
24,295 Corteva, Inc. (Materials) 1,639,184
8,814 Costco Wholesale Corp.
(Consumer Staples) 8,052,382
63,469 Coterra Energy, Inc. (Energy) 1,703,508
72,496 CVS Health Corp. (Health
Care) 5,825,779
34,460 Dell Technologies, Inc., Class C
(Information Technology) 4,595,241
5,526 Dominion Energy, Inc.
(Utilities) 346,867
11,818 DTE Energy Co. (Utilities) 1,619,421
17,125 Duke Energy Corp. (Utilities) 2,122,473
2,919 Ecolab, Inc. (Materials) 803,192
23,138 Electronic Arts, Inc.
(Communication Services) 4,674,570
6,884 Eli Lilly & Co. (Health Care) 7,403,535
27,097 Entergy Corp. (Utilities) 2,642,499
14,070 EOG Resources, Inc. (Energy) 1,517,450
9,669 Everest Group Ltd. (Financials) 3,038,870
4,054 Eversource Energy (Utilities) 272,348
45,240 Exelon Corp. (Utilities) 2,131,709
27,723 Experian PLC (Industrials) 1,220,638
29,496 Exxon Mobil Corp. (Energy) 3,419,176
206,985 Fastenal Co. (Industrials) 8,362,194
19,276 Ferguson Enterprises, Inc.
(Industrials) 4,851,191
7,754 Ferrovial SE (Industrials) 508,078
26,668 Fifth Third Bancorp (Financials) 1,158,991
30,692 FirstEnergy Corp. (Utilities) 1,464,622
51,695 Fortive Corp. (Industrials) 2,764,649
78,091 Fox Corp., Class A
(Communication Services) 5,114,961

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
54,543 Fox Corp., Class B
(Communication Services) $ 3,177,675
15,684 Gartner, Inc. (Information
Technology)* 3,650,294
54,333 Gen Digital, Inc. (Information
Technology) 1,432,761
8,975 General Dynamics Corp.
(Industrials) 3,066,129
13,139 General Electric Co.
(Industrials) 3,921,335
39,433 General Mills, Inc. (Consumer
Staples) 1,867,153
17,557 Genuine Parts Co. (Consumer
Discretionary) 2,289,433
77,925 Gilead Sciences, Inc. (Health
Care) 9,806,082
180,421 GSK PLC (Health Care) 4,281,528
49,022 Hartford Insurance Group, Inc.
(The) (Financials) 6,717,485
5,337 HCA Healthcare, Inc. (Health
Care) 2,712,744
312,887 Hewlett Packard Enterprise Co.
(Information Technology) 6,842,839
22,507 Home Depot, Inc. (The)
(Consumer Discretionary) 8,033,198
140,602 HP, Inc. (Information
Technology) 3,433,501
13,074 Illinois Tool Works, Inc.
(Industrials) 3,259,087
6,515 Intercontinental Exchange, Inc.
(Financials) 1,024,810
55,769 International Business Machines
Corp. (Information Technology) 17,209,198
1,176 Intuit, Inc. (Information
Technology) 745,678
50,678 Johnson & Johnson (Health
Care) 10,486,292
40,617 JPMorgan Chase & Co.
(Financials) 12,716,370
7,391 Kellanova (Consumer Staples) 618,183
21,818 Keysight Technologies, Inc.
(Information Technology)* 4,318,873
19,811 Kimberly-Clark Corp.
(Consumer Staples) 2,161,776
89,851 Kinder Morgan, Inc. (Energy) 2,454,729
184,512 Kraft Heinz Co. (The)
(Consumer Staples) 4,706,901
144,984 Kroger Co. (The) (Consumer
Staples) 9,754,524
7,304 L3Harris Technologies, Inc.
(Industrials) 2,035,552
6,821 Labcorp Holdings, Inc. (Health
Care) 1,833,348
22,762 Leidos Holdings, Inc.
(Industrials) 4,349,818
1,360 Lockheed Martin Corp.
(Industrials) 622,690
64,188 Loews Corp. (Financials) 6,923,960
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
39,042 Lowe’s Cos., Inc. (Consumer
Discretionary) $ 9,466,904
2,611 Markel Group, Inc.
(Financials)* 5,432,029
26,337 Marsh & McLennan Cos., Inc.
(Financials) 4,831,523
21,327 Mastercard, Inc., Class A
(Financials) 11,741,153
12,411 McDonald's Corp. (Consumer
Discretionary) 3,869,998
12,202 McKesson Corp. (Health Care) 10,751,426
5,031 Medtronic PLC (Health Care) 529,915
53,039 Merck & Co., Inc. (Health Care) 5,560,078
22,933 Meta Platforms, Inc., Class A
(Communication Services) 14,859,437
32,344 MetLife, Inc. (Financials) 2,476,257
91,730 Microsoft Corp. (Information
Technology) 45,132,077
25,975 Mondelez International, Inc.,
Class A (Consumer Staples) 1,495,381
29,272 Monster Beverage Corp.
(Consumer Staples)* 2,195,107
14,560 Moody's Corp. (Financials) 7,145,757
24,697 Motorola Solutions, Inc.
(Information Technology) 9,129,987
3,940 Nasdaq, Inc. (Financials) 358,225
48,079 NetApp, Inc. (Information
Technology) 5,363,693
20,726 Netflix, Inc. (Communication
Services)* 2,229,703
20,134 Northern Trust Corp.
(Financials) 2,644,400
1,712 Northrop Grumman Corp.
(Industrials) 979,692
35,728 Novartis AG (Health Care) 4,648,934
243,302 NVIDIA Corp. (Information
Technology) 43,064,454
258 NVR, Inc. (Consumer
Discretionary)* 1,936,881
88,933 Occidental Petroleum Corp.
(Energy) 3,735,186
7,504 Oracle Corp. (Information
Technology) 1,515,433
167,352 O'Reilly Automotive, Inc.
(Consumer Discretionary)* 17,019,698
14,814 Otis Worldwide Corp.
(Industrials) 1,316,224
12,874 PACCAR, Inc. (Industrials) 1,357,177
1,046 Packaging Corp. of America
(Materials) 213,457
16,476 Palantir Technologies,
Inc., Class A (Information
Technology)* 2,775,382
5,438 Paychex, Inc. (Industrials) 607,370
28,128 PepsiCo, Inc. (Consumer
Staples) 4,183,759
12,380 Pfizer, Inc. (Health Care) 318,661
20,976 Philip Morris International, Inc.
(Consumer Staples) 3,303,300

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
11,222 PNC Financial Services Group,
Inc. (The) (Financials) $ 2,140,260
9,950 PPG Industries, Inc. (Materials) 995,398
51,554 PPL Corp. (Utilities) 1,902,343
21,926 Principal Financial Group, Inc.
(Financials) 1,859,763
30,300 Procter & Gamble Co. (The)
(Consumer Staples) 4,489,248
19,701 Progressive Corp. (The)
(Financials) 4,507,392
20,920 Prudential Financial, Inc.
(Financials) 2,264,590
3,428 Public Service Enterprise
Group, Inc. (Utilities) 286,307
17,913 QUALCOMM, Inc.
(Information Technology) 3,010,996
22,268 Quest Diagnostics, Inc. (Health
Care) 4,212,660
3,023 Raymond James Financial, Inc.
(Financials) 473,220
22,841 Republic Services, Inc.
(Industrials) 4,957,867
8,573 Roche Holding AG (Health
Care) 3,282,073
8,304 Roche Holding AG (Health
Care) 3,303,191
111,676 Rollins, Inc. (Industrials) 6,865,840
6,707 Roper Technologies, Inc.
(Information Technology) 2,992,798
7,349 Ross Stores, Inc. (Consumer
Discretionary) 1,296,070
87,043 Royalty Pharma PLC, Class A
(Health Care) 3,483,461
23,997 RTX Corp. (Industrials) 4,197,315
7,424 Salesforce, Inc. (Information
Technology) 1,711,529
6,244 Sherwin-Williams Co. (The)
(Materials) 2,146,000
4,291 Snap-on, Inc. (Industrials) 1,459,155
22,354 Southern Co. (The) (Utilities) 2,036,896
47,308 SS&C Technologies Holdings,
Inc. (Industrials) 4,065,650
39,813 State Street Corp. (Financials) 4,738,543
1,761 Stryker Corp. (Health Care) 653,648
18,452 Swiss Re AG (Financials) 3,252,856
88,419 Sysco Corp. (Consumer Staples) 6,737,528
7,188 T. Rowe Price Group, Inc.
(Financials) 735,907
1,881 Tesla, Inc. (Consumer
Discretionary)* 809,150
84,835 TJX Cos., Inc. (The) (Consumer
Discretionary) 12,888,133
17,589 T-Mobile US, Inc.
(Communication Services) 3,676,277
70,532 Tractor Supply Co. (Consumer
Discretionary) 3,863,743
13,070 Travelers Cos., Inc. (The)
(Financials) 3,827,680
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
82,669 Tyson Foods, Inc., Class A
(Consumer Staples) $ 4,798,935
15,170 UnitedHealth Group, Inc.
(Health Care) 5,002,611
14,393 Ventas, Inc. REIT (Real Estate) 1,160,508
30,177 VeriSign, Inc. (Information
Technology) 7,604,302
8,439 Verisk Analytics, Inc.
(Industrials) 1,899,366
199,324 Verizon Communications, Inc.
(Communication Services) 8,194,210
33,317 Visa, Inc., Class A (Financials) 11,142,537
64,069 W R Berkley Corp. (Financials) 4,977,521
9,605 W.W. Grainger, Inc. (Industrials) 9,111,591
216,692 Walmart, Inc. (Consumer
Staples) 23,946,633
18,004 Walt Disney Co. (The)
(Communication Services) 1,880,878
14,555 Warner Music Group Corp.,
Class A (Communication
Services) 411,033
11,849 Waste Management, Inc.
(Industrials) 2,581,542
22,191 WEC Energy Group, Inc.
(Utilities) 2,486,945
26,127 Wells Fargo & Co. (Financials) 2,243,003
15,213 Welltower, Inc. REIT (Real
Estate) 3,167,651
11,165 Westinghouse Air Brake
Technologies Corp. (Industrials) 2,328,461
38,897 Williams Cos., Inc. (The)
(Energy) 2,369,994
3,122 Willis Towers Watson PLC
(Financials) 1,002,162
24,659 Xcel Energy, Inc. (Utilities) 2,024,751
50,183 Yum! Brands, Inc. (Consumer
Discretionary) 7,688,537
26,431 Zimmer Biomet Holdings, Inc.
(Health Care) 2,577,551
17,501 Zoetis, Inc. (Health Care) 2,243,278
1,065,952,842
TOTAL COMMON STOCKS
(Cost $1,173,906,415)
1,530,649,401

GOLDMAN SACHS ACTIVE BETA
®
WORLD LOW VOL PLUS EQUITY ETF
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Additional Investment Information
**End swaps header** **End swaps header**
Shares Description Rate Value
a
Preferred Stock – 0.1%
Germany – 0.1%
25,080 Henkel AG
& Co. KGaA
(Consumer
Staples)
(Cost $1,994,053)
2.93% $ 2,025,238
Shares Dividend Rate Value
aa a
Investment Company – 0.2%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund - Institutional Shares
2,852,060 3.902% 2,852,060
(Cost $2,852,060)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $1,178,752,528)
1,535,526,699
a
Securities Lending Reinvestment Vehicle – 1.0%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
15,788,559 3.928% 15,788,559
(Cost $15,788,559)
TOTAL INVESTMENTS – 100.8%
(Cost $1,194,541,087)
$ 1,551,315,258
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.8)%
(12,632,198)
NET ASSETS – 100.0%
$ 1,538,683,060
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 20.8%
Financials 20.4
Consumer Staples 11.3
Industrials 10.6
Health Care 10.5
Consumer Discretionary 9.2
Communication Services 9.1
Utilities 3.6
Energy 1.9
Materials 0.8
Real Estate 0.6
Investment Company 0.2
Securities Lending Reinvestment Vehicle 1.0
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At November 30, 2025, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI EAFE E-Mini Index 9 12/19/25 $ 1,268,505 $ 25,528
S&P 500 E-Mini Index 8 12/19/25 2,743,800 44,504
Total Futures Contracts
$ 70,032

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
November 30, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include ETFs and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded.
Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value.
Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an
Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of November 30, 2025:
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
ActiveBeta
®
Emerging Markets Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 44,735,706 $ — $ —
Asia 950,720,188 19,076,282 10,497
Europe 43,602,915 — —
North America 25,102,497 — —
Oceania 3,050,847 — —
South America 53,585,166 14,290,334 —
Exchange-Traded Fund 8,752,532 — —
Investment Company 4,223,621 — —
Securities Lending Reinvestment Vehicle 8,375,867 — —
Total
$ 1,142,149,339 $ 33,366,616 $ 10,497
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
Europe Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 200,361 $ — $ —
Asia 742,228 — —
Europe 95,701,432 786,911 —
North America 13,954,200 — —
Oceania 699,889 — —
South America 335,216 — —
Investment Company 376,478 — —
Securities Lending Reinvestment Vehicle 2,850,073 — —
Total
$ 114,859,877 $ 786,911 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 11,049 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 5,057,868 $ — $ —
Asia 1,179,290,080 — —
Europe 2,418,831,343 19,839,438 —
North America 829,866,665 — —
Oceania 248,686,502 — —
South America 15,886,681 — —
Investment Company 8,523,024 — —
Securities Lending Reinvestment Vehicle 97,945,756 — —
Total
$ 4,804,087,919 $ 19,839,438 $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Derivative Type
Assets
Futures Contracts
(b)
$ 531,943 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
Japan Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 64,751,234 $ — $ —
Investment Company 155,614 — —
Securities Lending Reinvestment Vehicle 404,877 — —
Total
$ 65,311,725 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 47,500 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
U.S. Large Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 29,854,333 $ — $ —
North America 14,777,510,213 — —
Investment Company 13,125,147 — —
Securities Lending Reinvestment Vehicle 9,201,975 — —
Total
$ 14,829,691,668 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 145,036 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
U.S. Small Cap Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 753,905 $ — $ —
Asia 3,370,472 — —
Europe 6,977,240 — —
North America 702,191,239 — 22,011
Oceania 120,826 — —
South America 1,334,774 — —
Investment Company 6,116,394 — —
Securities Lending Reinvestment Vehicle 9,468,274 — —
Total
$ 730,333,124 $ — $ 22,011
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers
Derivative Type
Assets
Futures Contracts
(b)
$ 194,953 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
ActiveBeta
®
World Low Vol Plus Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 111,477,777 $ — $ —
Europe 245,625,152 2,025,238 —
North America 1,126,536,940 — —
Oceania 45,941,890 — —
South America 1,067,642 — —
Investment Company 2,852,060 — —
Securities Lending Reinvestment Vehicle 15,788,559 — —
Total
$ 1,549,290,020 $ 2,025,238 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 70,032 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index (or a reference index if applicable), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Index Risk — GSAM (the “Index Provider”) constructs each Fund’s index (an “Index”) in accordance with a rules-based methodology.
A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track its Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. When an Index is rebalanced and a Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and its Index, any transaction costs and market exposure arising from such portfolio rebalancing may be borne directly by the Fund and its shareholders. The Index Provider may utilize third party data in constructing each Index, but it does not guarantee the accuracy or availability of any such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.
Industry Concentration Risk — In following its methodology, an Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Index concentrates in the securities of issuers in a particular industry or group of industries, a Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, a Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If an Index is not concentrated in a particular industry or group of industries, a Fund will not concentrate in a particular industry or group of industries.
Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. A Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs ActiveBeta
®
ETFS
Schedule of Investments
(continued)
November 30, 2025 (Unaudited)
Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of a Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in a Fund and hold its investment solely to facilitate commencement of a Fund or to facilitate a Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of a Fund would be maintained at such levels or that a Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on a Fund, including on a Fund’s liquidity.
In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe or NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a
Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)